UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 1 Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 to March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

- All Asset Portfolio

- CommodityRealReturn Strategy Portfolio

- Emerging Markets Bond Portfolio

- Foreign Bond Portfolio (U.S. Dollar-Hedged)

- Global Bond Portfolio (Unhedged)

- High Yield Portfolio

- Long-Term U.S. Government Portfolio

- Low Duration Portfolio

- Money Market Portfolio

- Real Return Portfolio

- RealEstateRealReturn Strategy Portfolio

- Short-Term Portfolio

- Small Cap StocksPLUS® TR Portfolio

- StocksPLUS® Growth and Income Portfolio

- StocksPLUS® Total Return Portfolio

- Total Return Portfolio

- Total Return Portfolio II

Schedule of Investments

All Asset Portfolio (a)

March 31, 2007 (Unaudited)

	Shares	Value (000s)
PIMCO FUNDS (b) 99.6%
CommodityRealReturn Strategy Fund®	7,088,651	$103,494
Convertible Fund	102,490	1,408
Developing Local Markets Fund	8,601,188	92,807
Diversified Income Fund	4,151,556	46,207
Emerging Local Bond Fund	4,711,493	47,068
Emerging Markets Bond Fund	2,919,482	32,494
Floating Income Fund	27,792,308	293,209
Foreign Bond Fund (Unhedged)	86,874	887
Fundamental IndexPLUSTM Fund	2,006,707	21,913
Fundamental IndexPLUSTM TR Fund	2,888,050	30,209
GNMA Fund	258,424	2,871
High Yield Fund	2,654,202	26,383
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,525,635	30,964
International StocksPLUS® TR Strategy Fund (Unhedged)	376,799	3,847
Long-Term U.S. Government Fund	1,237,771	13,195
Low Duration Fund	2,454,777	24,425
Real Return Asset Fund	7,811,330	87,409
Real Return Fund	5,111,213	55,661
RealEstateRealReturn Strategy Fund	284,433	2,164
Short-Term Fund	360,303	3,589
StocksPLUS® Fund	156,330	1,730
StocksPLUS® Total Return Fund	559,732	6,644
Total Return Fund	1,840,470	19,196
Total Return
Mortgage Fund	1,380,111	14,795

Total PIMCO Funds (Cost $947,739)		962,569

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.5%
Repurchase Agreements 0.5%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$4,280	4,280
(Dated 03/30/2007. Collateralized by Freddie Mac 2.875% due 05/15/2007 valued at $4,368. Repurchase proceeds are $4,282.)

Total Short-Term Instruments (Cost $4,280)		4,280

Total Investments (Cost $952,019)	100.1%	$966,849
Other Assets and Liabilities (Net)	(0.1%)	(516)

Net Assets	100.0%	$966,333

Notes to Schedule of Investments:

(a) The All Asset Portfolio is investing in shares of affiliated Funds.

(b) Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes

Consolidated Schedule of Investments

CommodityRealReturn Strategy Portfolio

March 31, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.9%
Banking & Finance 4.2%
American Express Credit Corp.
5.380% due 03/02/2009		$800	$801
ASIF Global Financing XXVIII
5.400% due 05/03/2007		800	800
Atlantic & Western Re Ltd.
11.599% due 01/09/2009		300	305
Bank of America Corp.
5.370% due 11/24/2008		700	700
5.510% due 02/17/2009		900	903
C10 Capital SPV Ltd.
6.722% due 12/01/2049		100	99
CIT Group, Inc.
5.510% due 01/30/2009		900	902
Citigroup, Inc.
5.380% due 12/28/2009		800	800
Ford Motor Credit Co.
6.180% due 09/28/2007		200	200
General Electric Capital Corp.
5.380% due 12/12/2008		100	100
Goldman Sachs Group, Inc.
5.390% due 12/23/2008		900	900
5.440% due 12/22/2008		1,000	1,002
Morgan Stanley
5.470% due 02/09/2009		900	901
Rabobank Nederland
5.380% due 01/15/2009		100	100
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		200	200
Wachovia Bank N.A.
5.418% due 12/02/2010		400	400

			9,113

Industrials 0.8%
Caesars Entertainment, Inc.
8.875% due 09/15/2008		300	313
Mandalay Resort Group
6.500% due 07/31/2009		1,000	1,015
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		300	300

			1,628

Utilities 0.9%
AT&T, Inc.
5.460% due 02/05/2010		900	901
Mission Energy Holdings International, Inc.
13.500% due 07/15/2008		900	986

			1,887

Total Corporate Bonds & Notes (Cost $12,614)			12,628

COMMODITY INDEX-LINKED NOTES 27.0%
Bank of America N.A.
5.180% due 10/22/2007		3,000	3,839
Bear Stearns Cos., Inc.
0.000% due 10/12/2007 (i)		3,000	3,577
Calyon Financial, Inc.
0.000% due 07/16/2007		3,000	3,022
Commonwealth Bank of Australia
5.690% due 06/21/2007		2,800	3,099
Credit Suisse First Boston
5.260% due 01/14/2008		5,300	6,773
U.S. Treasury Notes
4.500% due 02/28/2011		100	100
4.500% due 11/15/2015		600	594

Total U.S. Treasury Obligations (Cost $215,117)			214,457

MORTGAGE-BACKED SECURITIES 1.4%
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037		792	793
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		434	430
Countrywide Home Loan Mortgage Pass-Through Trust
3.790% due 11/19/2033		37	36
First Horizon Alternative Mortgage Securities
4.747% due 06/25/2034		53	53
Greenpoint Mortgage Funding Trust
5.400% due 01/25/2047		896	896
5.590% due 11/25/2045		43	43
Harborview Mortgage Loan Trust
5.560% due 03/19/2037		168	168
MASTR Adjustable Rate Mortgages Trust
3.787% due 11/21/2034		100	98
Residential Accredit Loans, Inc.
6.343% due 09/25/2045		486	490
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		83	84
6.383% due 01/25/2035		53	53

Total Mortgage-Backed Securities (Cost $3,138)			3,144

ASSET-BACKED SECURITIES 4.0%
ACE Securities Corp.
5.430% due 10/25/2035		53	53
Argent Securities, Inc.
5.390% due 04/25/2036		66	66
5.400% due 03/25/2036		59	59
Bear Stearns Asset-Backed Securities, Inc.
5.520% due 09/25/2034		15	15
Carrington Mortgage Loan Trust
5.640% due 10/25/2035		800	802
Citigroup Mortgage Loan Trust, Inc.
5.380% due 01/25/2037		770	770
5.400% due 12/25/2035		84	84
Countrywide Asset-Backed Certificates
5.390% due 07/25/2036		36	36
5.390% due 09/25/2036		97	98
5.450% due 07/25/2036		34	34
5.510% due 01/25/2036		36	36
FBR Securitization Trust
5.440% due 10/25/2035		3	3
First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038		853	854
5.410% due 01/25/2036		129	129
GSAMP Trust
5.390% due 12/25/2036		721	721
5.430% due 11/25/2035		38	38
Home Equity Asset Trust
5.400% due 05/25/2036		50	50
5.430% due 02/25/2036		25	25
HSI Asset Securitization Corp. Trust
5.400% due 12/25/2035		45	45
Indymac Residential Asset-Backed Trust
5.410% due 03/25/2036		121	121
5.420% due 03/25/2036		26	27
Lehman XS Trust
5.400% due 04/25/2046		231	231
5.400% due 07/25/2046		134	135
Long Beach Mortgage Loan Trust
5.400% due 02/25/2036		26	26
5.520% due 11/25/2034		4	4
Merrill Lynch Mortgage Investors, Inc.
5.400% due 01/25/2037		23	23
Morgan Stanley ABS Capital I
5.370% due 11/25/2036		1,480	1,481
Nelnet Student Loan Trust
5.450% due 07/25/2016		75	75
Nomura Asset Acceptance Corp.
5.460% due 01/25/2036		36	36
Option One Mortgage Loan Trust
5.370% due 01/25/2037		748	749
Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036		17	17
Residential Asset Securities Corp.
5.420% due 10/25/2035		16	16
Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035		62	62
Securitized Asset-Backed Receivables LLC Trust
5.390% due 10/25/2035		22	22
Soundview Home Equity Loan Trust
5.390% due 03/25/2036		16	16
Specialty Underwriting & Residential Finance
5.380% due 01/25/2038		875	875
Structured Asset Investment Loan Trust
5.410% due 07/25/2035		2	2
Structured Asset Securities Corp.
5.450% due 12/25/2035		110	110
USAA Auto Owner Trust
5.030% due 11/17/2008		37	37
Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		768	769

Total Asset-Backed Securities (Cost $8,747)			8,752

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,003

Total Foreign Currency-Denominated Issues (Cost $1,001)			1,003

SHORT-TERM INSTRUMENTS 59.2%
Certificates of Deposit 2.7%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		1,600	1,601
BNP Paribas
5.262% due 07/03/2008		500	500
Calyon Financial, Inc.
5.340% due 01/16/2009		800	800
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		1,000	1,000
Skandinav Enskilda BK
5.350% due 02/13/2009		900	900
Societe Generale NY
5.270% due 03/25/2008		1,000	1,000

			5,801

Commercial Paper 52.1%
Abbey National N.A. LLC
5.200% due 06/11/2007		1,600	1,600
5.220% due 06/11/2007		3,000	2,977
5.225% due 06/11/2007		200	198
ASB Finance Ltd.
5.240% due 06/20/2007		400	397
Bank of America Corp.
5.200% due 07/24/2007		400	400
Bank of Ireland
5.235% due 06/14/2007		1,900	1,890
Barclays U.S. Funding Corp.
5.240% due 06/29/2007		6,700	6,654
BNP Paribas Finance, Inc.
5.410% due 07/06/2007		5,900	5,900
Calyon N.A. LLC
5.230% due 07/09/2007		400	396
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		900	889
Danske Corp.
5.210% due 06/11/2007		9,800	9,696
5.250% due 06/11/2007		500	499
Dexia Delaware LLC
5.235% due 06/13/2007		6,000	5,969
DnB NORBank ASA
5.220% due 07/11/2007		400	395
5.225% due 07/11/2007		4,600	4,537
5.240% due 07/11/2007		1,800	1,797
Federal Home Loan Bank
5.000% due 04/02/2007		6,000	6,000
General Electric Capital Corp.
5.200% due 10/26/2007		1,900	1,867
5.210% due 10/26/2007		1,800	1,782
5.220% due 10/26/2007		3,200	3,167
HBOS Treasury Services PLC
5.215% due 06/11/2007		400	396
5.225% due 06/29/2007		1,600	1,580
5.240% due 06/29/2007		4,600	4,571
ING U.S. Funding LLC
5.230% due 06/22/2007		5,600	5,559
5.235% due 06/22/2007		400	398
Intesa Funding LLC
5.235% due 06/15/2007		5,500	5,465
IXIS Commercial Paper Corp.
5.220% due 06/13/2007		400	397
Nordea N.A., Inc.
5.220% due 07/11/2007		100	99
5.235% due 07/11/2007		5,100	5,098
5.240% due 07/11/2007		1,100	1,096
Rabobank USA Financial Corp.
5.000% due 06/06/2007		400	400
San Paolo IMI U.S. Financial Co.
5.220% due 06/27/2007		5,800	5,725
Societe Generale NY
5.200% due 08/22/2007		2,600	2,583
5.215% due 08/22/2007		2,300	2,289
5.220% due 08/22/2007		2,000	1,976
Svenska Handelsbanken, Inc.
5.185% due 08/20/2007		400	394
5.220% due 08/20/2007		5,400	5,329
5.235% due 06/25/2007		3,600	3,591
Swedbank AB
5.240% due 06/21/2007		400	398
Time Warner, Inc.
5.360% due 04/12/2007		900	899
UBS Finance Delaware LLC
5.235% due 08/01/2007		700	698
Unicredit Delaware, Inc.
5.170% due 05/24/2007		700	695
5.240% due 05/24/2007		600	597
Unicredito Italiano SpA
5.225% due 07/16/2007		4,800	4,765

			112,008

Repurchase Agreements 3.9%
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007		6,200	6,200
(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.500% due 11/30/2011 valued at $6,383. Repurchase proceeds are $6,203.)
Lehman Brothers, Inc.
5.150% due 04/02/2007		1,000	1,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $1,026. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
4.900% due 04/02/2007		1,247	1,247
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $212 and Freddie Mac 2.875% due 05/15/2007 valued at $1,063. Repurchase proceeds are $1,248.)

			8,447

U.S. Treasury Bills 0.5%
4.936% due 05/31/2007 - 06/14/2007 (a)(c)(e)		1,135	1,123

Total Short-Term Instruments (Cost $127,395)			127,379

Purchased Options (g) (Cost $68)		0.0%	51
Total Investments (d) (Cost $428,595)		202.7%	$436,398
Written Options (h) (Premiums $235)		(0.1%)	(257)
Other Assets and Liabilities (Net)		(102.6%)	(220,857)

Net Assets		100.0%	$215,284

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $257 have been pledged as collateral for delayed-delivery securities on March 31, 2007.

(d) As of March 31, 2007, portfolio securities with an aggregate value of $58,554 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $866 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	8	$1
90-Day Eurodollar December Futures	Long	12/2008	18	1
90-Day Eurodollar June Futures	Long	06/2007	15	(19)
90-Day Eurodollar June Futures	Short	06/2008	22	(4)
90-Day Eurodollar March Futures	Short	03/2008	22	0
90-Day Eurodollar September Futures	Long	09/2007	44	(26)
90-Day Eurodollar September Futures	Short	09/2008	22	(7)
Euro-Bund 10-Year Note June Futures	Long	06/2007	5	(6)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	24	5
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	74	25
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	24	5
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	74	(12)
Japan Government 10-Year Bond June Futures	Long	06/2007	7	(8)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	85	8
U.S. Treasury 10-Year Note June Futures	Long	06/2007	96	41
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	218	424
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	42	(22)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	64	(34)

				$372

(f) Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Citibank N.A.	Morgan Stanley 6.600% due 04/01/2012	Buy	(0.068%)	06/20/2007	$1,000	$0
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	2,000	2

						$2

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	800	$(1)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		2,500	(3)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,600	(1)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035	CAD	300	(11)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		600	(22)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	500	11
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		1,700	26
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		900	4
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		5,400	28
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		600	9
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		1,200	5
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		300	2
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		200	9
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		1,100	20
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		400	(2)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		400	3
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	2,800	(46)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,200	28
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,600	(16)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		600	14
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		500	9
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		300	41
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		100	(1)
Royal Bank of Scotland PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		2,000	(18)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017	MXN	2,100	5
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		2,200	5
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		$1,600	(15)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		900	(1)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		2,750	3
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		1,800	(66)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		1,800	(84)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		500	(1)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		300	2
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		2,300	36
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		17,000	84
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		9,000	(9)

							$47

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
AIG International, Inc.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	61,986	$630
Morgan Stanley	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	102,491	1,042

						$1,672

(g) Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$120.000	05/25/2007	218	$4	$3
Put - CBOT U.S. Treasury 5-Year Note June Futures	101.500	05/25/2007	35	1	1
Put - CBOT U.S. Treasury 30-Year Bond June Futures	102.000	05/25/2007	96	2	1
Put - CME 90-Day Eurodollar September Futures	91.500	09/17/2007	50	0	0
Put - CME 90-Day Eurodollar September Futures	92.000	09/17/2007	1	0	0

				$7	$5

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	$6,000	$26	$38
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	1,000	4	7

							$30	$45

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2037	$87.500	06/05/2007	$6,400	$1	$0
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	84.500	05/21/2007	20,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2016	75.000	06/28/2007	20,000	5	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	67.000	06/11/2007	15,000	3	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2026	70.000	06/13/2007	15,000	3	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 04/15/2011	85.750	05/21/2007	10,000	2	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	75.000	04/09/2007	15,000	4	1
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	86.000	06/11/2007	12,000	3	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	94.000	06/13/2007	12,000	3	0
Put - OTC Treasury Inflation Protected Securities 3.875% due 01/15/2009	96.547	04/26/2007	10,000	2	0

				$31	$1

(h) Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$108.000	05/25/2007	56	$22	$44
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	6	3	1
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	191.000	01/22/2008	700,000	16	24
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	1,000,000	43	51
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	56	17	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	6	1	2
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	144.000	01/22/2008	700,000	22	10
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	1,000,000	82	73

				$206	$207

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	$2,000	$20	$34
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007	1,000	9	16

							$29	$50

(i) Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos., Inc.	0.000%	10/12/2007	09/12/2006	$3,000	$3,577	1.66%
Morgan Stanley	0.000%	02/06/2008	01/25/2007	13,000	15,472	7.19%

				$16,000	$19,049	8.85%

(j) Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	148	04/2007	$0	$(2)	$(2)
Buy	CHF	1,197	06/2007	4	0	4
Buy	CNY	16,113	01/2008	25	0	25
Buy		18,891	03/2008	10	0	10
Buy		1,182	03/2009	2	0	2
Buy	EUR	949	04/2007	1	0	1
Buy	GBP	34	04/2007	1	0	1
Sell		635	04/2007	0	(10)	(10)
Buy	JPY	21,356	05/2007	5	0	5
Sell		38,998	05/2007	1	0	1

				$49	$(12)	$37

See Accompanying Notes

Schedule of Investments

Emerging Markets Bond Portfolio

March 31, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
ARGENTINA 3.6%
Argentina Bonos
5.475% due 08/03/2012		$10,690	$7,694

Total Argentina (Cost $7,595)			7,694

BRAZIL 25.0%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	2,470	1,109
Brazilian Government International Bond
7.125% due 01/20/2037		$220	244
7.875% due 03/07/2015		3,625	4,136
8.000% due 01/15/2018		19,108	21,630
8.250% due 01/20/2034		5,690	7,155
8.750% due 02/04/2025		1,700	2,189
8.875% due 10/14/2019		2,250	2,847
8.875% due 04/15/2024		350	456
10.000% due 08/07/2011		750	883
10.125% due 05/15/2027		1,740	2,532
10.250% due 06/17/2013		50	62
10.250% due 01/10/2028	BRL	1,100	535
10.500% due 07/14/2014		$2,585	3,328
11.000% due 01/11/2012		1,160	1,432
11.000% due 08/17/2040		1,496	2,020
12.500% due 01/05/2016	BRL	500	281
CSN Islands VII Corp.
10.750% due 09/12/2008		200	217
Embraer Overseas Ltd.
6.375% due 01/24/2017		300	305
Empresa Energetica de Sergipe and Sociedade Anonima de Eletrificaao da Paraiba
10.500% due 07/19/2013		200	207
ISA Capital do Brasil S.A.
7.875% due 01/30/2012		300	307
8.800% due 01/30/2017		700	746
Vale Overseas Ltd.
6.250% due 01/23/2017		500	512
6.875% due 11/21/2036		700	726

Total Brazil (Cost $49,372)			53,859

CAYMAN ISLANDS 0.1%
Petrobras International Finance Co.
6.125% due 10/06/2016		$250	256

Total Cayman Islands (Cost $242)			256

CHILE 1.7%
Chile Government International Bond
5.625% due 07/23/2007		$915	918
CODELCO, Inc.
5.625% due 09/21/2035		200	192
6.150% due 10/24/2036		2,200	2,250
Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		200	227

Total Chile (Cost $3,638)			3,587

CHINA 0.7%
China Development Bank
5.000% due 10/15/2015		$500	492
Export-Import Bank of China
4.875% due 07/21/2015		550	535
Sino-Forest Corp.
9.125% due 08/17/2011		500	543

Total China (Cost $1,569)			1,570

COLOMBIA 3.2%
Colombia Government International Bond
7.375% due 01/27/2017		$1,500	1,636
7.375% due 09/18/2037		700	764
8.250% due 12/22/2014		2,825	3,222
9.750% due 04/23/2009		220	239
10.000% due 01/23/2012		100	118
10.375% due 01/28/2033		225	327
10.750% due 01/15/2013		400	498

Total Colombia (Cost $6,449)			6,804

EGYPT 0.2%
Petroleum Export Ltd.
5.265% due 06/15/2011		$516	507

Total Egypt (Cost $514)			507

EL SALVADOR 0.4%
AES El Salvador Trust
6.750% due 02/01/2016		$700	703
El Salvador Government International Bond
8.500% due 07/25/2011		150	167

Total El Salvador (Cost $843)			870

GUATEMALA 0.3%
Guatemala Government Bond
9.250% due 08/01/2013		$570	663

Total Guatemala (Cost $570)			663

INDIA 0.3%
ICICI Bank Ltd.
5.750% due 01/12/2012		$700	702

Total India (Cost $699)			702

INDONESIA 0.6%
Indonesia Government International Bond
6.875% due 03/09/2017		$1,200	1,269

Total Indonesia (Cost $1,188)			1,269

JAMAICA 0.2%
Digicel Group Ltd.
8.875% due 01/15/2015		$300	292
9.125% due 01/15/2015		100	96

Total Jamaica (Cost $400)			388

KAZAKHSTAN 1.5%
ATF Bank JSC
9.000% due 05/11/2016		$150	143
Intergas Finance BV
6.875% due 11/04/2011		600	619
Kazakhstan Temir Zholy Finance BV
6.500% due 05/11/2011		300	305
Kazkommerts International BV
8.500% due 04/16/2013		225	237
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		2,000	1,992

Total Kazakhstan (Cost $3,312)			3,296

MALAYSIA 0.6%
Malaysia Government International Bond
7.500% due 07/15/2011		$325	354
8.750% due 06/01/2009		120	129
PETRONAS Capital Ltd.
7.000% due 05/22/2012		325	351
Tenaga Nasional Bhd.
7.500% due 11/01/2025		250	294
TNB Capital L Ltd.
5.250% due 05/05/2015		100	98

Total Malaysia (Cost $1,237)			1,226

MEXICO 12.9%
America Movil S.A. de C.V.
5.500% due 03/01/2014		$200	198
5.750% due 01/15/2015		200	201
8.460% due 12/18/2036	MXN	5,400	496
Banco Mercantil del Norte S.A.
5.875% due 02/17/2014		$145	146
C5 Capital SPV Ltd.
6.196% due 12/01/2049		100	100
C8 Capital SPV Ltd.
6.640% due 12/31/2049		100	99
C10 Capital SPV Ltd.
6.722% due 12/01/2049		600	593
Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		800	830
Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		100	107
Mexico Government International Bond
5.625% due 01/15/2017		438	443
6.750% due 09/27/2034		4,687	5,123
7.500% due 04/08/2033		2,460	2,934
Pemex Project Funding Master Trust
5.750% due 12/15/2015		7,500	7,524
6.625% due 06/15/2035		250	258
7.375% due 12/15/2014		4,930	5,458
8.000% due 11/15/2011		250	277
8.625% due 02/01/2022		1,200	1,497
9.250% due 03/30/2018		977	1,240
Vitro S.A. de C.V.
8.625% due 02/01/2012		150	154
9.125% due 02/01/2017		50	52

Total Mexico (Cost $26,836)			27,730

NETHERLANDS 0.0%
HSBK Europe BV
7.750% due 05/13/2013		$100	105

Total Netherlands (Cost $100)			105

PAKISTAN 0.7%
Pakistan Government International Bond
7.125% due 03/31/2016		$1,550	1,590

Total Pakistan (Cost $1,535)			1,590

PANAMA 3.8%
Panama Government International Bond
6.700% due 01/26/2036		$500	522
7.125% due 01/29/2026		2,165	2,349
7.250% due 03/15/2015		1,150	1,251
8.875% due 09/30/2027		80	102
9.375% due 07/23/2012		2,910	3,405
9.375% due 04/01/2029		200	267
9.625% due 02/08/2011		210	240

Total Panama (Cost $7,761)			8,136

PERU 1.7%
Peru Government International Bond
6.550% due 03/14/2037		$1,583	$1,647
7.350% due 07/21/2025		500	571
8.375% due 05/03/2016		555	662
9.125% due 01/15/2008		650	670
Southern Copper Corp.
7.500% due 07/27/2035		100	108

Total Peru (Cost $3,517)			3,658

QATAR 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$250	242

Total Qatar (Cost $250)			242

RUSSIA 17.6%
Gaz Capital for Gazprom
5.440% due 11/02/2017	EUR	300	400
5.875% due 06/01/2015		200	277
6.212% due 11/22/2016		$1,200	1,204
8.625% due 04/28/2034		2,000	2,575
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		1,000	1,026
Gazprom International S.A.
7.201% due 02/01/2020		811	855
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		150	159
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		6,810	8,087
RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
7.175% due 05/16/2013		1,900	2,012
Russia Government International Bond
5.000% due 03/31/2030		11,885	13,517
Sistema Finance S.A.
10.250% due 04/14/2008		500	522
TNK-BP Finance S.A.
6.125% due 03/20/2012		200	199
6.625% due 03/20/2017		800	796
7.500% due 07/18/2016		2,600	2,750
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.375% due 10/22/2011		350	374
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,016
VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008		1,000	1,002
6.100% due 09/21/2007		1,000	1,002

Total Russia (Cost $37,066)			37,773

SOUTH AFRICA 0.8%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	550
6.500% due 06/02/2014		$750	801
7.375% due 04/25/2012		310	337

Total South Africa (Cost $1,597)			1,688

SOUTH KOREA 0.1%
Industrial Bank of Korea
4.000% due 05/19/2014		$110	107
Korea Development Bank
5.750% due 09/10/2013		15	16
KT Corp.
4.875% due 07/15/2015		100	96

Total South Korea (Cost $223)			219

TUNISIA 0.9%
Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	500	674
7.375% due 04/25/2012		$1,050	1,144

Total Tunisia (Cost $1,739)			1,818

UKRAINE 2.2%
Dresdner Bank AG for Kyivstar GSM
7.750% due 04/27/2012		$1,000	1,045
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	300	384
6.875% due 03/04/2011		$700	727
7.650% due 06/11/2013		1,300	1,412
8.775% due 08/05/2009		1,150	1,228

Total Ukraine (Cost $4,594)			4,796

UNITED STATES 0.3%
Bank Loan Obligations 0.0%
Kingdom of Morocco
6.344% due 01/05/2009		$100	101

Corporate Bonds & Notes 0.3%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		52	56
Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008		500	500

			556

Total United States (Cost $648)			657

URUGUAY 1.4%
Uruguay Government International Bond
7.625% due 03/21/2036		$300	332
8.000% due 11/18/2022		2,121	2,419
9.250% due 05/17/2017		200	246

Total Uruguay (Cost $2,796)			2,997

VENEZUELA 5.1%
Venezuela Government International Bond
5.375% due 08/07/2010		$3,850	3,773
5.750% due 02/26/2016		770	723
6.000% due 12/09/2020		1,900	1,762
6.360% due 04/20/2011		1,200	1,190
7.650% due 04/21/2025		325	346
8.500% due 10/08/2014		500	558
9.375% due 01/13/2034		350	452
10.750% due 09/19/2013		1,850	2,263

Total Venezuela (Cost $10,833)			11,067

VIETNAM 0.0%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$100	108

Total Vietnam (Cost $98)			108

SHORT-TERM INSTRUMENTS 14.5%
Commercial Paper 12.5%
Natixis S.A.
5.400% due 04/02/2007		$2,600	2,600
Societe Generale NY
5.210% due 08/22/2007		9,800	9,683
Svenska Handelsbanken, Inc.
5.235% due 08/20/2007		4,900	4,894
UBS Finance Delaware LLC
5.235% due 08/01/2007		9,700	9,659

			26,836

Repurchase Agreements 1.7%
State Street Bank and Trust Co.
4.900% due 04/02/2007		3,647	3,647
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $3,724. Repurchase proceeds are $3,648.)

U.S. Treasury Bills 0.3%
4.958% due 05/31/2007 - 06/14/2007 (a)(c)		600	594

Total Short-Term Instruments (Cost $31,083)			31,077

Purchased Options (e) (Cost $1)		0.0%	0
Total Investments (b) (Cost $208,305)		100.5%	$216,352
Other Assets and Liabilities (Net)		(0.5%)	(1,110)

Net Assets		100.0%	$215,242

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of March 31, 2007, portfolio securities with an aggregate value of $400 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $594 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	274	$150
90-Day Eurodollar December Futures	Long	12/2008	7	8
90-Day Eurodollar June Futures	Long	06/2007	252	(50)
90-Day Eurodollar June Futures	Long	06/2008	22	1
90-Day Eurodollar September Futures	Long	09/2007	32	3

				$112

(d) Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.700%	03/20/2011	$500	$9
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.940%	05/20/2011	2,500	32
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.650%	07/20/2011	800	26
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%	08/20/2011	2,000	55
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.700%	09/20/2011	1,000	27
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.400%	12/20/2011	500	7
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%)	08/20/2016	1,000	(63)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%)	08/20/2016	1,000	(61)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%	12/20/2016	1,000	42
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%	12/20/2011	100	2
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%	12/20/2016	200	7
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	0.330%	06/20/2007	1,700	0
Deutsche Bank AG	Uruguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%	01/20/2012	1,000	0
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.050%	09/20/2011	750	31
JPMorgan Chase & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.840%	01/04/2013	1,600	200
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.500%	04/20/2016	1,000	37
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%	04/20/2016	1,400	37
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%)	08/20/2016	1,000	(64)
JPMorgan Chase & Co.	CEMEX SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%	12/20/2016	500	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%	06/20/2011	500	23
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.800%	07/20/2011	261	3
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(4.650%)	10/20/2011	500	36
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	9,200	93
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%	12/20/2011	1,000	19
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%	07/20/2013	290	16
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%	03/20/2014	350	40
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%	03/20/2016	1,000	19
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%	08/20/2016	500	8
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	500	3
Merrill Lynch & Co., Inc.	Russia Government International Bond, 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.160%	10/02/2013	450	71
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	525	53
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	0.760%	03/20/2010	250	2
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%)	10/20/2010	200	(8)
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011	1,000	18
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	500	13
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%	01/20/2012	100	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.100%	08/20/2016	250	14
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	1,000	21
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	1,400	26
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	200	9
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	1,000	50
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%	12/20/2016	100	4
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%	06/20/2011	200	10
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%	10/20/2011	4,000	51
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	1,000	8
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	1,000	2
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	300	1

						$930

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009	BRL	700	$17
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		4,600	92
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,700	25
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	3,400	18
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		3,400	18
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		117,100	445
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		22,000	128
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		7,000	17
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		1,000	3
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		5,000	29
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.910%	07/26/2016		13,000	81
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		11,000	41
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		2,000	23
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2017		$600	(13)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2017		600	(14)

							$910

(e) Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.250	06/18/2007	70	$1	$0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	65	0	0

				$1	$0

(f) Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Ecuador Government International Bond	10.000%	08/15/2030	$700	$574	$647

(2) Market value includes $21 of interest payable on short sales.

(g) Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	2,293	04/2007	$0	$(6)	$(6)
Buy		1,411	05/2007	47	0	47
Sell		1,411	05/2007	1	(2)	(1)
Buy		3,086	06/2007	105	0	105
Buy		1,411	03/2008	0	0	0
Buy	CLP	19,000	05/2007	0	(1)	(1)
Buy		31,032	06/2007	0	(1)	(1)
Buy		30,502	11/2007	1	0	1
Buy	CNY	896	09/2007	3	0	3
Buy		155	12/2007	0	0	0
Buy		5,553	01/2008	0	0	0
Buy	COP	45,180	04/2007	0	0	0
Sell		45,180	04/2007	0	0	0
Buy		45,180	03/2008	0	0	0
Buy	CZK	861	04/2007	1	0	1
Sell		861	04/2007	0	0	0
Buy		861	03/2008	0	0	0
Sell	EUR	1,710	04/2007	0	(1)	(1)
Buy	IDR	1,373,299	07/2007	0	(2)	(2)
Buy		3,359,122	08/2007	0	(3)	(3)
Buy	ILS	85	12/2007	0	0	0
Buy	INR	2,033	05/2007	1	0	1
Buy		7,925	06/2007	2	0	2
Buy	JPY	125,887	05/2007	29	0	29
Sell		129,134	05/2007	2	(5)	(3)
Buy	KRW	122,611	05/2007	0	0	0
Buy		98,900	06/2007	0	0	0
Buy		215,385	09/2007	1	0	1
Buy	MXN	2,185	04/2007	0	(1)	(1)
Sell		2,185	04/2007	1	0	1
Buy		2,185	03/2008	1	0	1
Buy	MYR	557	07/2007	1	0	1
Buy	PLN	973	04/2007	11	0	11
Sell		973	04/2007	0	(1)	(1)
Buy		328	05/2007	4	0	4
Buy		973	09/2007	1	0	1
Buy	RUB	30,930	09/2007	24	0	24
Buy		3,740	11/2007	3	0	3
Buy		22,275	12/2007	7	0	7
Buy	SGD	467	04/2007	3	0	3
Sell		122	04/2007	0	0	0
Buy		440	05/2007	3	0	3
Buy		214	07/2007	1	0	1
Buy		122	10/2007	0	0	0
Buy	SKK	1,079	04/2007	3	0	3
Sell		1,079	04/2007	1	0	1
Buy		1,079	03/2008	0	0	0
Buy	TRY	88	05/2007	2	0	2
Sell		88	05/2007	0	0	0
Buy	ZAR	1,155	06/2007	0	(3)	(3)
Sell		792	06/2007	1	0	1

				$260	$(26)	$234

See Accompanying Notes

Schedule of Investments

Foreign Bond Portfolio (U.S. Dollar-Hedged)

March 31, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
AUSTRALIA 0.0%
Medallion Trust
5.590% due 07/12/2031		$11	$12

Total Australia (Cost $12)			12

AUSTRIA 0.8%
Austria Government Bond
3.800% due 10/20/2013	EUR	100	132
5.250% due 01/04/2011		300	417

Total Austria (Cost $438)			549

BERMUDA 0.1%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$100	99

Total Bermuda (Cost $98)			99

CANADA 0.3%
Province of Ontario Canada
6.200% due 06/02/2031	CAD	200	213

Total Canada (Cost $220)			213

CAYMAN ISLANDS 1.0%
Mizuho Finance Cayman Ltd.
8.375% due 12/29/2049		$200	211
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		200	205
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		100	101
Transocean, Inc.
5.548% due 09/05/2008		100	100

Total Cayman Islands (Cost $611)			617

DENMARK 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	59	11

Total Denmark (Cost $7)			11

FRANCE 1.6%
France Government Bond
4.000% due 10/25/2009	EUR	30	40
5.500% due 04/25/2010		110	153
5.750% due 10/25/2032		500	816

Total France (Cost $958)			1,009

GERMANY 22.5%
KFW International Finance, Inc.
1.750% due 03/23/2010	JPY	11,000	96
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007	EUR	30	40
Republic of Germany
3.750% due 01/04/2015		900	1,179
4.250% due 07/04/2014		900	1,218
4.500% due 07/04/2009		10	13
4.750% due 07/04/2028		30	43
4.750% due 07/04/2034		100	144
5.000% due 07/04/2012		400	558
5.250% due 07/04/2010		1,400	1,939
5.250% due 01/04/2011		2,100	2,923
5.500% due 01/04/2031		100	158
5.625% due 01/04/2028		2,650	4,195
6.250% due 01/04/2024		600	995
6.500% due 07/04/2027		590	1,025

Total Germany (Cost $13,464)			14,526

ICELAND 0.2%
Glitnir Banki HF
5.830% due 01/18/2012		$100	$101

Total Iceland (Cost $101)			101

IRELAND 0.1%
Bank of Ireland
5.360% due 12/19/2008		$100	100

Total Ireland (Cost $100)			100

ITALY 1.3%
Italy Buoni Poliennali Del Tesoro
4.250% due 11/01/2009	EUR	60	81
4.500% due 05/01/2009		360	485
5.500% due 11/01/2010		110	154
Seashell Securities PLC
4.057% due 07/25/2028		83	110

Total Italy (Cost $792)			830

JAPAN 16.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	129
Japan Finance Corp. for Municipal Enterprises
5.875% due 03/14/2011		$80	83
Japan Government Bond
0.700% due 09/20/2008	JPY	10,000	85
1.500% due 03/20/2014		40,000	342
1.500% due 03/20/2015		38,000	323
1.600% due 06/20/2014		240,000	2,063
1.600% due 09/20/2014		60,000	515
2.300% due 05/20/2030		10,000	86
2.300% due 06/20/2035		70,000	591
2.400% due 03/20/2034		20,000	172
2.500% due 09/20/2035		160,000	1,407
2.500% due 06/20/2036		150,000	1,320
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		39,960	330
1.100% due 12/10/2016		367,780	3,098
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		$100	99

Total Japan (Cost $10,898)			10,643

JERSEY, CHANNEL ISLANDS 0.1%
Haus Ltd.
4.139% due 12/10/2037	EUR	36	49

Total Jersey, Channel Islands (Cost $35)			49

MEXICO 0.2%
America Movil S.A. de C.V.
5.448% due 06/27/2008		$100	100

Total Mexico (Cost $100)			100

NETHERLANDS 0.2%
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$100	100

Total Netherlands (Cost $100)			100

RUSSIA 0.3%
VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008		$200	200

Total Russia (Cost $200)			200

SPAIN 7.3%
Amadeus Global Travel Distribution S.A.
6.474% due 04/08/2013	EUR	50	$68
6.974% due 04/08/2014		50	68
Santander U.S. Debt S.A. Unipersonal
5.408% due 11/20/2009		$100	100
5.420% due 02/06/2009		200	200
Spain Government Bond
4.000% due 01/31/2010	EUR	100	134
4.400% due 01/31/2015		1,800	2,453
5.150% due 07/30/2009		1,210	1,656

Total Spain (Cost $4,388)			4,679

UNITED KINGDOM 13.4%
HSBC Holdings PLC
6.500% due 05/02/2036		$400	424
Lloyds TSB Bank PLC
5.562% due 11/29/2049		100	87
5.625% due 07/15/2049	EUR	40	55
Royal Bank of Scotland Group PLC
5.760% due 07/06/2012		$100	100
United Kingdom Gilt
4.250% due 03/07/2011	GBP	2,200	4,172
4.750% due 06/07/2010		600	1,160
4.750% due 09/07/2015		700	1,353
5.000% due 03/07/2008		100	196
5.000% due 03/07/2012		500	975
Vodafone Group PLC
5.410% due 06/29/2007		$100	100

Total United Kingdom (Cost $8,492)			8,622

UNITED STATES 85.0%
Asset-Backed Securities 7.7%
ACE Securities Corp.
5.370% due 07/25/2036		$131	131
5.370% due 08/25/2036		135	135
Amortizing Residential Collateral Trust
5.610% due 07/25/2032		1	1
5.670% due 10/25/2031		3	3
Amresco Residential Securities Mortgage Loan Trust
6.260% due 06/25/2029		1	1
Argent Securities, Inc.
5.440% due 02/25/2036		1	1
Asset-Backed Funding Certificates
5.380% due 01/25/2037		168	168
Bear Stearns Asset-Backed Securities, Inc.
5.390% due 12/25/2036		279	279
Centex Home Equity
5.370% due 06/25/2036		99	99
Citigroup Mortgage Loan Trust, Inc.
5.370% due 10/25/2036		149	149
Countrywide Asset-Backed Certificates
5.370% due 01/25/2037		123	123
5.400% due 06/25/2037		288	288
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		3	3
CSAB Mortgage-Backed Trust
5.420% due 06/25/2036		41	41
First Alliance Mortgage Loan Trust
5.550% due 12/20/2027		3	3
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		176	176
GSR Mortgage Loan Trust
5.420% due 11/25/2030		50	51
Honda Auto Receivables Owner Trust
5.420% due 12/22/2008		100	100
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		185	185
Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037		177	177
IXIS Real Estate Capital Trust
5.380% due 08/25/2036		44	44
Long Beach Mortgage Loan Trust
5.600% due 10/25/2034		87	88
Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036		167	167
Morgan Stanley ABS Capital I
5.370% due 09/25/2036		160	161
Morgan Stanley Home Equity Loans
5.390% due 02/25/2036		140	140
New Century Home Equity Loan Trust
5.490% due 02/25/2036		300	299
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036		127	127
Quest Trust
5.880% due 06/25/2034		9	9
Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036		66	66
Residential Asset Securities Corp.
5.360% due 08/25/2036		142	142
5.820% due 07/25/2032		9	9
SACO I, Inc.
5.380% due 05/25/2036		40	40
Securitized Asset-Backed Receivables LLC Trust
5.380% due 03/25/2036		84	84
5.400% due 11/25/2036		278	278
SLM Student Loan Trust
5.370% due 01/26/2015		25	25
Soundview Home Equity Loan Trust
5.400% due 01/25/2037		275	276
Structured Asset Investment Loan Trust
5.370% due 05/25/2036		229	229
Structured Asset Securities Corp.
5.370% due 10/25/2036		165	165
5.610% due 01/25/2033		4	4
Wells Fargo Home Equity Trust
5.440% due 12/25/2035		95	96
5.550% due 10/25/2035		181	181
5.560% due 11/25/2035		200	200

			4,944

Corporate Bonds & Notes 10.6%
American Express Credit Corp.
5.380% due 05/18/2009		100	100
American International Group, Inc.
5.350% due 06/23/2008		100	100
Bear Stearns Cos., Inc.
5.590% due 01/31/2011		200	201
BellSouth Corp.
5.460% due 08/15/2008		100	100
CenterPoint Energy, Inc.
5.875% due 06/01/2008		100	101
Charter One Bank N.A.
5.410% due 04/24/2009		250	250
CIT Group, Inc.
5.430% due 02/21/2008		100	100
Citigroup, Inc.
5.388% due 12/26/2008		100	100
CMS Energy Corp.
7.500% due 01/15/2009		100	103
8.900% due 07/15/2008		100	104
Comcast Corp.
5.660% due 07/14/2009		200	201
ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		200	200
CVS Corp.
5.750% due 08/15/2011		100	102
DaimlerChrysler N.A. Holding Corp.
5.750% due 05/18/2009		100	101
DR Horton, Inc.
6.000% due 04/15/2011		100	100
Edison Mission Energy
7.730% due 06/15/2009		200	208
Ford Motor Credit Co.
7.250% due 10/25/2011		100	97
Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		100	105
Goldman Sachs Group, Inc.
5.390% due 12/23/2008		200	200
5.440% due 12/22/2008		100	100
HSBC Finance Corp.
5.360% due 05/21/2008		200	200
5.500% due 01/19/2016		200	199
International Lease Finance Corp.
5.400% due 02/15/2012		100	101
iStar Financial, Inc.
5.150% due 03/01/2012		100	98
JC Penney Corp., Inc.
8.000% due 03/01/2010		100	107
JPMorgan & Co., Inc.
2.991% due 02/15/2012		10	10
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	100	88
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$100	98
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		100	100
Kraft Foods, Inc.
6.250% due 06/01/2012		100	104
Lehman Brothers Holdings, Inc.
5.400% due 12/23/2008		300	300
Mandalay Resort Group
9.500% due 08/01/2008		100	105
Merck & Co., Inc.
4.750% due 03/01/2015		100	96
Merrill Lynch & Co., Inc.
5.380% due 12/22/2008		300	300
5.400% due 10/23/2008		100	100
Mizuho JGB Investment LLC
9.870% due 12/31/2049		100	105
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		100	104
Morgan Stanley
5.470% due 02/09/2009		200	200
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		100	103
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		100	97
Oracle Corp.
5.590% due 01/13/2009		100	100
Rabobank Capital Funding Trust
5.254% due 12/29/2049		100	97
Safeway, Inc.
4.950% due 08/16/2010		100	99
SB Treasury Co. LLC
9.400% due 12/29/2049		100	105
Time Warner, Inc.
5.590% due 11/13/2009		100	100
Toyota Motor Credit Corp.
5.330% due 10/12/2007		100	100
U.S. Bancorp
5.350% due 04/28/2009		100	100
Valero Energy Corp.
4.750% due 06/15/2013		100	96
Wachovia Bank N.A.
5.390% due 03/23/2009		250	250
Wal-Mart Stores, Inc.
5.250% due 06/16/2008		100	100
Wells Fargo Capital X
5.950% due 12/15/2036		100	97
Westpac Banking Corp.
5.280% due 06/06/2008		100	100
Xerox Corp.
9.750% due 01/15/2009		200	216

			6,848

Mortgage-Backed Securities 8.3%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043		225	223
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		184	182
Bear Stearns Alt-A Trust
5.480% due 02/25/2034		258	258
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		100	108
Countrywide Alternative Loan Trust
5.530% due 03/20/2046		230	230
5.600% due 02/25/2037		166	167
Countrywide Home Loan Mortgage Pass-Through Trust
5.550% due 05/25/2035		129	129
5.640% due 03/25/2035		266	266
5.650% due 02/25/2035		36	36
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		7	7
First Horizon Asset Securities, Inc.
6.250% due 08/25/2017		80	80
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		89	90
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		117	116
Greenpoint Mortgage Funding Trust
5.400% due 01/25/2047		299	299
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		200	201
Harborview Mortgage Loan Trust
5.540% due 05/19/2035		127	128
Indymac Index Mortgage Loan Trust
5.400% due 07/25/2046		94	94
JPMorgan Mortgage Trust
4.500% due 08/25/2019		193	191
Mellon Residential Funding Corp.
5.760% due 12/15/2030		49	49
MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025		16	16
Residential Accredit Loans, Inc.
5.530% due 04/25/2046		262	261
Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036		271	271
5.610% due 07/19/2034		18	18
5.650% due 09/19/2032		16	16
5.670% due 03/19/2034		27	27
TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037		173	173
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		188	188
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021		263	264
Washington Mutual, Inc.
5.111% due 10/25/2032		4	4
5.550% due 04/25/2045		42	42
5.590% due 12/25/2027		81	81
5.630% due 01/25/2045		38	38
5.642% due 02/27/2034		28	28
5.963% due 06/25/2046		175	175
5.983% due 02/25/2046		422	424
Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018		114	111
4.950% due 03/25/2036		265	263
5.245% due 04/25/2036		75	76

			5,330

Municipal Bonds & Notes 0.3%
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		95	99
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2023		100	104

			203

Preferred Stocks 1.0%		Shares
DG Funding Trust
7.600% due 12/31/2049		65	686

		Principal Amount (000s)
U.S. Government Agencies 53.2%
Fannie Mae
4.190% due 11/01/2034		$347	344
4.673% due 05/25/2035		100	99
4.946% due 12/01/2034		51	51
5.000% due 09/01/2018 - 03/01/2036		601	584
5.440% due 03/25/2034		37	37
5.470% due 08/25/2034		32	32
5.500% due 11/01/2016 - 04/01/2037		3,804	3,771
5.670% due 09/25/2042		82	82
6.000% due 04/01/2037 - 07/25/2044		26,053	26,248
6.133% due 10/01/2044		126	128
Freddie Mac
4.500% due 03/15/2016		600	591
4.690% due 03/01/2035		443	437
4.980% due 04/01/2035		412	409
5.000% due 08/15/2020 - 07/15/2025		845	842
6.133% due 10/25/2044		267	269
6.530% due 11/26/2012		300	302
7.030% due 02/01/2029		28	28
Ginnie Mae
5.375% due 04/20/2028 - 06/20/2030		24	24

			34,278

U.S. Treasury Obligations 3.9%
Treasury Inflation Protected Securities (b)
3.625% due 04/15/2028		125	152
U.S. Treasury Bonds
6.250% due 08/15/2023		200	230
7.875% due 02/15/2021		200	260
8.125% due 08/15/2019		300	392
8.125% due 05/15/2021		400	531
8.875% due 02/15/2019		100	137
U.S. Treasury Notes
4.000% due 02/15/2014		700	675
4.250% due 08/15/2013		100	98
U.S. Treasury Strips
0.000% due 11/15/2021		100	49

			2,524

Total United States (Cost $54,946)			54,813

SHORT-TERM INSTRUMENTS 10.4%
Certificates of Deposit 3.3%
Barclays Bank PLC
5.281% due 03/17/2008		400	400
BNP Paribas
5.262% due 05/28/2008		200	200
Countrywide Funding Corp.
5.360% due 08/16/2007		200	200
Dexia S.A.
5.270% due 09/29/2008		300	300
Fortis Bank NY
5.265% due 04/28/2008		100	100
5.300% due 09/30/2008		400	400
Nordea Bank Finland PLC
5.308% due 05/28/2008		100	100
Societe Generale NY
5.258% due 06/11/2007		200	200
Unicredito Italiano NY
5.338% due 12/13/2007		100	100
5.348% due 12/03/2007		100	100

			2,100

Commercial Paper 5.7%
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		300	297
Natixis S.A.
5.400% due 04/02/2007		1,500	1,499
UBS Finance Delaware LLC
5.145% due 08/01/2007		600	589
5.220% due 08/01/2007		1,300	1,286

			3,671

Repurchase Agreements 0.8%
State Street Bank and Trust Co.
4.900% due 04/02/2007		492	492
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $505. Repurchase proceeds are $492.)

U.S. Treasury Bills 0.6%
4.954% due 06/14/2007 (a)(d)		420	415

Total Short-Term Instruments (Cost $6,679)			6,678

Purchased Options (f) (Cost $266)		0.3%	214
Total Investments (c) (Cost $102,905)		161.6%	$104,165
Written Options (g) (Premiums $144)		(0.2%)	(132)
Other Assets and Liabilities (Net)		(61.4%)	(39,583)

Net Assets		100.0%	$64,450

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) As of March 31, 2007, portfolio securities with an aggregate value of $647 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $415 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	27	$(1)
90-Day Eurodollar June Futures	Long	06/2008	11	2
90-Day Eurodollar March Futures	Long	03/2008	2	0
90-Day Eurodollar September Futures	Short	09/2007	2	2
90-Day Euroyen December Futures	Long	12/2007	57	2
Euro-Bobl 5-Year Notes June Futures	Long	06/2007	24	(23)
Euro-Bund 10-Year Note June Futures	Long	06/2007	82	(77)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	3	1
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 110.500	Long	06/2007	82	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	3	(1)
Japan Government 10-Year Bond June Futures	Long	06/2007	11	(9)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	18	9
U.S. Treasury 10-Year Note June Futures	Long	06/2007	4	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	12	(2)

				$(100)

(e) Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016	EUR	300	$(1)
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		200	0
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		400	(1)
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		100	0
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%)	12/20/2016		200	(1)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	13,000	1
Bank of America	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(0.890%)	06/20/2011		$100	1
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	03/20/2012		100	0
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%)	06/20/2012		100	0
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%)	06/20/2010		100	0
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%)	06/20/2008		100	0
Credit Suisse First Boston	DaimlerChrysler N.A. Holding Corp. 5.750% due 05/18/2009	Buy	(0.380%)	06/20/2009		100	0
Credit Suisse First Boston	Safeway, Inc. 4.950% due 08/16/2010	Buy	(0.300%)	09/20/2010		100	0
Credit Suisse First Boston	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%)	03/20/2012		100	1
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%)	03/20/2010		100	0
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%)	09/20/2011		100	(1)
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%	02/20/2008		200	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%)	06/20/2010		100	1
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011		2,200	53
Lehman Brothers, Inc.	CVS Corp. 5.750% due 08/15/2011	Buy	(0.210%)	09/20/2011		100	0
Lehman Brothers, Inc.	Valero Energy Corp. 4.750% due 06/15/2013	Buy	(0.410%)	06/20/2013		100	0
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%)	03/20/2015		100	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%)	08/20/2016		1,200	(66)
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	06/20/2007		100	0
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%)	03/20/2009		100	0
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%)	03/20/2016		100	0
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%)	03/20/2012		100	0

							$(13)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	1,500	$(1)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		1,600	(9)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		700	(15)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		400	11
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		5,000	(2)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,200	(2)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		500	(5)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		300	4
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		300	(3)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		200	3
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		500	(1)
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		2,300	(1)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,500	(1)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		1,400	(8)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		2,700	(64)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		1,500	50
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	200	(5)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		200	(5)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012	EUR	200	10
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		200	1
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		4,880	4
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(1)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		500	0
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,900	31
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		500	0
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(6)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		100	5
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		200	(5)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(4)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		1,200	14
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		500	21
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		800	34
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(9)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	1,400	(69)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		400	22
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		200	(4)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	10
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	(5)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		100	14
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		200	12
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,400	(75)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,000	(54)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		300	(15)
Goldman Sachs & Co.	3-Month Hong Kong Bank Bill	Receive	4.235%	12/17/2008	HKD	7,100	(1)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016	JPY	140,000	(3)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,040,000	15
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		50,000	(5)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.020%	05/18/2010		17,000	(5)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		40,000	0
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		350,000	(37)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		50,000	(4)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		80,000	0
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		130,000	(17)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		220,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,560,000	(4)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		820,000	1
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		50,000	(7)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		190,000	(16)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		170,000	(2)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		60,000	2
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	2,000	0
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		4,000	3
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$200	5
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		500	(13)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		800	5
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		3,400	74
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		700	12
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		1,300	4
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		200	1
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		3,000	(30)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		700	(13)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		400	1
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		4,700	28
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		800	18
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,000	(34)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		900	(1)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		2,500	52
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2008		1,000	2
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		200	1
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		2,500	33
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		900	(42)

							$(100)

(f) Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	3,500	$20	$0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$4,000	15	11
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		2,000	8	5
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		4,600	18	33
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.750%	04/27/2009		200	10	15
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	6.250%	04/27/2009		200	14	3
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		17,200	44	10
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.370%	07/02/2007		4,600	18	41
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		7,000	16	8
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		2,000	10	14

								$173	$140

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	120.000	09/26/2007	$300	$2	$2
Call - OTC U.S. dollar versus Japanese yen		117.900	11/09/2007	600	6	6
Call - OTC U.S. dollar versus Japanese yen		117.500	11/19/2007	300	3	4
Call - OTC U.S. dollar versus Japanese yen		114.281	12/05/2007	300	4	7
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008	1,000	33	22
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008	1,000	33	30
Call - OTC U.S. dollar versus Japanese yen		121.400	01/23/2008	500	5	3
Call - OTC U.S. dollar versus Japanese yen		117.500	03/13/2008	400	4	4

					$90	$78

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 06/01/2037	$92.000	06/05/2007	$22,200	$3	$1

Straddle Options

Description	Counterparty		Exercise Price(2)	Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	JPY	0.000	4/19/2007	$2,800	$0	$(3)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.		0.000	5/10/2007	400	0	(2)

						$0	$(5)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(g) Written options outstanding on March 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	1,000	$19	$0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$2,000	16	14
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		1,000	9	7
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		2,000	18	29
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		3,700	40	22
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	07/02/2007		1,500	17	40
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		1,200	14	7
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		900	11	13

								$144	$132

(h) Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.000%	05/01/2037	$10,000	$9,692	$9,662
Fannie Mae	5.500%	04/01/2037	400	396	396

				$10,088	$10,058

(i) Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,113	04/2007	$32	$0	$32
Sell		612	04/2007	0	(6)	(6)
Buy	BRL	114	05/2007	4	0	4
Sell		114	05/2007	0	0	0
Buy		202	06/2007	7	0	7
Buy		114	03/2008	0	0	0
Sell	CAD	779	04/2007	0	(8)	(8)
Buy	CLP	4,000	06/2007	0	0	0
Buy		6,033	11/2007	0	0	0
Buy	CNY	3,163	04/2007	0	0	0
Sell		3,163	04/2007	2	0	2
Buy		3,712	05/2007	0	0	0
Sell		1,511	05/2007	1	0	1
Buy		5,292	11/2007	6	0	6
Buy		12,520	01/2008	3	0	3
Sell	DKK	178	06/2007	0	0	0
Sell	EUR	9,824	04/2007	0	(12)	(12)
Sell	GBP	2,722	04/2007	0	(36)	(36)
Buy	HKD	475	05/2007	0	0	0
Sell	JPY	25,686	04/2007	1	0	1
Sell		1,090,536	05/2007	0	(250)	(250)
Buy	KRW	278,085	05/2007	0	(1)	(1)
Buy		13,000	06/2007	0	0	0
Buy		28,181	09/2007	0	0	0
Buy	MXN	6,290	04/2007	0	(7)	(7)
Sell		6,290	04/2007	1	(3)	(2)
Buy		4,263	03/2008	0	(1)	(1)
Buy	NOK	2,097	06/2007	5	0	5
Sell	NZD	1,258	04/2007	1	(37)	(36)
Buy	PLN	47	04/2007	1	0	1
Sell		47	04/2007	0	0	0
Buy		34	06/2007	0	0	0
Buy		47	09/2007	0	0	0
Buy	RUB	319	09/2007	0	0	0
Buy		339	11/2007	0	0	0
Buy	SEK	2,492	04/2007	3	0	3
Buy	SGD	176	04/2007	1	0	1
Buy	TWD	3,534	05/2007	0	0	0
Buy	ZAR	70	06/2007	0	0	0

				$68	$(361)	$(293)

See Accompanying Notes

Schedule of Investments

Global Bond Portfolio (Unhedged)

March 31, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BELGIUM 0.4%
Belgium Government Bond
4.250% due 09/28/2014	EUR	600	$810

Total Belgium (Cost $762)			810

BERMUDA 0.2%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$400	396

Total Bermuda (Cost $394)			396

BRAZIL 0.1%
Vale Overseas Ltd.
6.250% due 01/11/2016		$300	307

Total Brazil (Cost $300)			307

CANADA 0.5%
DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009	CAD	200	174
Province of Ontario Canada
6.200% due 06/02/2031		500	532
Rogers Wireless, Inc.
7.250% due 12/15/2012		$200	215

Total Canada (Cost $940)			921

CAYMAN ISLANDS 1.1%
ASIF II
4.444% due 06/15/2007	CAD	200	173
Mizuho Finance Cayman Ltd.
1.988% due 08/29/2049	JPY	100,000	861
8.375% due 12/29/2049		$400	423
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		400	409
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		400	403

Total Cayman Islands (Cost $2,245)			2,269

FRANCE 0.8%
France Government Bond
3.150% due 07/25/2032 (b)	EUR	108	177
5.750% due 10/25/2032		600	980
6.500% due 04/25/2011		300	437

Total France (Cost $1,570)			1,594

GERMANY 19.1%
Republic of Germany
3.750% due 01/04/2015	EUR	3,200	4,192
4.250% due 01/04/2014		1,400	1,893
4.250% due 07/04/2014		5,700	7,714
4.750% due 07/04/2028		300	428
4.750% due 07/04/2034		100	144
5.000% due 07/04/2012		3,500	4,887
5.250% due 01/04/2011		5,400	7,516
5.500% due 01/04/2031		400	631
5.625% due 01/04/2028		3,550	5,620
6.250% due 01/04/2024		600	995
6.250% due 01/04/2030		1,300	2,230
6.500% due 07/04/2027		1,100	1,911

Total Germany (Cost $36,811)			38,161

IRELAND 0.2%
Bank of Ireland
5.360% due 12/19/2008		$400	$400

Total Ireland (Cost $400)			400

ITALY 0.2%
Seashell Securities PLC
4.057% due 07/25/2028	EUR	41	55
Siena Mortgages SpA
4.123% due 12/16/2038		245	328

Total Italy (Cost $344)			383

JAPAN 14.4%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	100	130
Japan Government Bond
0.700% due 09/20/2008	JPY	20,000	170
1.000% due 09/20/2010		100,000	848
1.500% due 03/20/2011		620,000	5,351
1.500% due 03/20/2014		30,000	256
1.600% due 09/20/2013		10,000	86
1.600% due 06/20/2014		120,000	1,031
1.600% due 09/20/2014		240,000	2,059
2.300% due 05/20/2030		7,000	60
2.300% due 06/20/2035		130,000	1,098
2.400% due 03/20/2034		130,000	1,122
2.500% due 09/20/2035		360,000	3,166
2.500% due 06/20/2036		280,000	2,463
Japanese Government CPI Linked Bond
0.800% due 12/10/2015		119,880	991
1.100% due 12/10/2016		1,053,640	8,875
Resona Bank Ltd.
5.850% due 09/29/2049		$100	100
Sumitomo Mitsui Banking Corp.
1.744% due 12/31/2049	JPY	100,000	857
5.625% due 07/29/2049		$100	99

Total Japan (Cost $29,140)			28,762

MEXICO 0.1%
Pemex Project Funding Master Trust
5.750% due 12/15/2015		$100	100

Total Mexico (Cost $97)			100

NETHERLANDS 0.8%
Dutch Mortgage-Backed Securities BV
4.202% due 10/02/2079	EUR	969	1,300
Netherlands Government Bond
4.250% due 07/15/2013		200	270
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$100	100

Total Netherlands (Cost $1,540)			1,670

NORWAY 0.2%
DnB NORBank ASA
5.430% due 10/13/2009		$300	300

Total Norway (Cost $300)			300

RUSSIA 0.3%
VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008		$500	501

Total Russia (Cost $500)			501

SPAIN 4.4%
Amadeus Global Travel Distribution S.A.
6.474% due 04/08/2013	EUR	50	$68
6.974% due 04/08/2014		50	68
Santander U.S. Debt S.A. Unipersonal
5.408% due 11/20/2009		$400	400
Spain Government Bond
4.750% due 07/30/2014	EUR	5,000	6,981
5.150% due 07/30/2009		900	1,232

Total Spain (Cost $8,238)			8,749

UNITED KINGDOM 14.6%
HBOS PLC
5.920% due 09/29/2049		$200	196
Holmes Financing PLC
3.997% due 10/15/2009	EUR	100	134
4.005% due 07/15/2010		100	134
HSBC Holdings PLC
6.500% due 05/02/2036		$1,200	1,272
Royal Bank of Scotland Group PLC
5.760% due 07/06/2012		100	100
Tate & Lyle International Finance PLC
6.125% due 06/15/2011		200	204
United Kingdom Gilt
4.250% due 03/07/2011	GBP	2,200	4,172
4.750% due 06/07/2010		7,520	14,541
4.750% due 09/07/2015		1,500	2,898
5.000% due 03/07/2008		100	196
5.000% due 03/07/2012		2,500	4,874
Vodafone Group PLC
5.410% due 06/29/2007		$300	300
XL Capital Europe PLC
6.500% due 01/15/2012		100	105

Total United Kingdom (Cost $27,949)			29,126

UNITED STATES 77.6%
Asset-Backed Securities 9.0%
Accredited Mortgage Loan Trust
5.360% due 09/25/2036		$459	459
5.370% due 02/25/2037		761	761
ACE Securities Corp.
5.430% due 10/25/2035		35	35
Amortizing Residential Collateral Trust
5.610% due 07/25/2032		1	1
5.670% due 10/25/2031		3	3
Argent Securities, Inc.
5.440% due 02/25/2036		3	3
Asset-Backed Funding Certificates
5.380% due 01/25/2037		673	674
Asset-Backed Securities Corp. Home Equity
5.370% due 12/25/2036		766	767
5.430% due 11/25/2035		5	5
Bear Stearns Asset-Backed Securities, Inc.
5.490% due 12/25/2042		1	1
Carrington Mortgage Loan Trust
5.370% due 12/25/2036		759	759
Centex Home Equity
5.370% due 06/25/2036		296	296
Countrywide Asset-Backed Certificates
5.350% due 01/25/2046		457	457
5.370% due 05/25/2037		1,481	1,482
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036		705	705
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		1	1
CSAB Mortgage-Backed Trust
5.420% due 06/25/2036		124	124
DaimlerChrysler Auto Trust
5.329% due 12/08/2007		135	135
First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 05/25/2036		351	351
5.360% due 01/25/2038		758	759
Fremont Home Loan Trust
5.370% due 10/25/2036		623	623
GSAMP Trust
5.420% due 01/25/2047		770	770
5.610% due 03/25/2034		47	47
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		739	740
Indymac Residential Asset-Backed Trust
5.360% due 08/25/2036		383	383
5.380% due 04/25/2037		709	709
IXIS Real Estate Capital Trust
5.380% due 08/25/2036		132	132
JPMorgan Mortgage Acquisition Corp.
5.370% due 10/25/2036		703	703
Lehman XS Trust
5.400% due 04/25/2046		288	288
5.400% due 07/25/2046		471	471
Long Beach Mortgage Loan Trust
5.380% due 04/25/2036		184	184
Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036		668	668
Morgan Stanley ABS Capital I
5.360% due 07/25/2036		385	385
Morgan Stanley Capital I
5.390% due 02/25/2036		211	211
Morgan Stanley Home Equity Loans
5.390% due 02/25/2036		280	280
Option One Mortgage Loan Trust
5.390% due 01/25/2036		238	239
Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036		158	158
5.400% due 02/25/2036		213	213
Residential Asset Securities Corp.
5.380% due 04/25/2036		105	105
5.420% due 10/25/2035		8	8
SACO I, Inc.
5.380% due 05/25/2036		121	122
Saxon Asset Securities Trust
5.590% due 01/25/2032		2	2
Securitized Asset-Backed Receivables LLC Trust
5.370% due 12/25/2036		749	750
5.380% due 03/25/2036		252	253
Soundview Home Equity Loan Trust
5.430% due 11/25/2035		24	24
Structured Asset Securities Corp.
4.900% due 04/25/2035		58	56
5.720% due 05/25/2034		12	13
Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		16	17
Washington Mutual Asset-Backed Certificates
5.380% due 10/25/2036		713	713
Wells Fargo Home Equity Trust
5.440% due 12/25/2035		334	334
5.550% due 10/25/2035		604	604

			17,983

Corporate Bonds & Notes 10.0%
American Express Credit Corp.
5.380% due 03/02/2009		400	401
American International Group, Inc.
4.875% due 03/15/2067	EUR	200	262
6.250% due 03/15/2037		$100	98
AT&T, Inc.
5.450% due 05/15/2008		600	601
AutoZone, Inc.
5.875% due 10/15/2012		100	102
Bank of America Corp.
5.370% due 11/06/2009		400	400
BellSouth Corp.
5.200% due 09/15/2014		200	197
Boston Scientific Corp.
6.400% due 06/15/2016		200	201
CenterPoint Energy, Inc.
5.875% due 06/01/2008		200	201
Charter One Bank N.A.
5.410% due 04/24/2009		1,000	1,001
CIT Group, Inc.
5.430% due 02/21/2008		300	300
5.450% due 06/08/2009		500	501
5.570% due 05/23/2008		100	100
Citigroup, Inc.
5.388% due 12/26/2008		400	400
CMS Energy Corp.
7.500% due 01/15/2009		100	103
8.900% due 07/15/2008		200	208
CNA Financial Corp.
6.000% due 08/15/2011		200	204
ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		500	500
CSX Corp.
6.300% due 03/15/2012		200	207
CVS Corp.
5.750% due 08/15/2011		200	204
DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009		600	601
5.750% due 05/18/2009		200	203
Dominion Resources, Inc.
5.650% due 09/28/2007		100	100
DR Horton, Inc.
6.000% due 04/15/2011		200	199
Edison Mission Energy
7.730% due 06/15/2009		500	520
El Paso Performance-Linked Trust
7.750% due 07/15/2011		200	214
Fleet National Bank
0.801% due 07/07/2008	JPY	30,000	255
Ford Motor Credit Co.
7.250% due 10/25/2011		$200	195
Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		400	422
General Electric Capital Corp.
5.455% due 06/15/2009		1,300	1,303
Harrah’s Operating Co., Inc.
5.960% due 02/08/2008		100	100
HJ Heinz Co.
6.428% due 12/01/2008		300	305
HJ Heinz Finance Co.
6.000% due 03/15/2012		100	103
HSBC Finance Corp.
5.440% due 06/19/2009		400	401
5.485% due 09/15/2008		100	100
5.500% due 01/19/2016		200	199
International Lease Finance Corp.
5.350% due 03/01/2012		200	202
5.400% due 02/15/2012		200	203
iStar Financial, Inc.
5.150% due 03/01/2012		200	196
JC Penney Corp., Inc.
8.000% due 03/01/2010		200	214
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	176
JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$100	98
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		400	399
Kraft Foods, Inc.
6.250% due 06/01/2012		200	208
Merck & Co., Inc.
4.750% due 03/01/2015		200	193
Merrill Lynch & Co., Inc.
5.400% due 10/23/2008		200	200
5.450% due 08/14/2009		200	200
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		100	104
Morgan Stanley
5.470% due 02/09/2009		500	501
5.810% due 10/18/2016		200	201
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		200	194
Oracle Corp.
5.590% due 01/13/2009		200	200
Rabobank Capital Funding Trust
5.254% due 12/29/2049		400	386
Ryder System, Inc.
5.850% due 11/01/2016		200	199
Sara Lee Corp.
6.250% due 09/15/2011		200	207
SB Treasury Co. LLC
9.400% due 12/29/2049		100	105
Service Corp. International
7.700% due 04/15/2009		500	522
Time Warner, Inc.
5.500% due 11/15/2011		200	202
5.590% due 11/13/2009		400	401
Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	316
Toyota Motor Credit Corp.
5.330% due 10/12/2007		400	400
U.S. Bancorp
5.350% due 04/28/2009		300	300
Wachovia Bank N.A.
5.390% due 03/23/2009		500	500
Wal-Mart Stores, Inc.
5.250% due 06/16/2008		400	400
Wells Fargo Capital X
5.950% due 12/15/2036		200	193
Westpac Banking Corp.
5.280% due 06/06/2008		400	400
Wyeth
6.950% due 03/15/2011		200	213
Xerox Corp.
9.750% due 01/15/2009		200	215

			19,859

Mortgage-Backed Securities 6.6%
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		245	242
Bear Stearns Commercial Mortgage Securities
5.430% due 03/15/2019		700	700
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037		792	793
CC Mortgage Funding Corp.
5.500% due 07/25/2036		616	617
Countrywide Alternative Loan Trust
5.530% due 03/20/2046		383	383
5.600% due 02/25/2037		416	417
6.187% due 08/25/2036		611	618
Countrywide Home Loan Mortgage Pass-Through Trust
5.550% due 05/25/2035		300	300
5.610% due 04/25/2035		27	27
5.640% due 03/25/2035		369	370
5.650% due 02/25/2035		36	36
5.700% due 09/25/2034		52	52
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		7	8
First Horizon Asset Securities, Inc.
6.250% due 08/25/2017		240	241
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		586	576
GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035		89	90
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		117	116
Greenpoint Mortgage Funding Trust
5.590% due 11/25/2045		43	43
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		800	803
GSR Mortgage Loan Trust
3.402% due 06/25/2034		79	80
4.539% due 09/25/2035		242	239
Harborview Mortgage Loan Trust
5.690% due 02/19/2034		17	17
Indymac Index Mortgage Loan Trust
5.400% due 07/25/2046		282	282
JPMorgan Mortgage Trust
4.771% due 07/25/2035		785	779
MASTR Asset Securitization Trust
4.500% due 03/25/2018		181	179
Mellon Residential Funding Corp.
5.760% due 12/15/2030		49	49
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		71	71
Residential Accredit Loans, Inc.
5.530% due 04/25/2046		523	522
Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036		542	543
5.610% due 07/19/2034		18	18
5.670% due 03/19/2034		27	27
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		751	751
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021		703	703
Washington Mutual, Inc.
5.111% due 10/25/2032		4	4
5.590% due 12/25/2027		121	121
5.590% due 12/25/2045		215	216
5.610% due 10/25/2045		111	112
5.630% due 01/25/2045		38	38
5.640% due 01/25/2045		37	37
5.642% due 02/27/2034		19	19
5.896% due 07/25/2046		650	654
6.383% due 08/25/2042		39	39
Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018		398	390
4.750% due 10/25/2018		227	221
4.950% due 03/25/2036		441	438
5.245% due 04/25/2036		151	152

			13,133

Municipal Bonds & Notes 0.0%
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2004
5.000% due 02/01/2028		25	26

		Shares
Preferred Stocks 0.3%
DG Funding Trust
7.600% due 12/31/2049		58	612

		Principal Amount (000s)
U.S. Government Agencies 46.2%
Fannie Mae
4.190% due 11/01/2034		$347	344
4.404% due 10/01/2034		43	43
4.946% due 12/01/2034		51	51
5.000% due 11/01/2018 - 03/01/2036		829	809
5.440% due 03/25/2034		37	37
5.470% due 08/25/2034		32	32
5.500% due 10/01/2016 - 06/01/2033		2,745	2,736
5.570% due 06/25/2044		36	36
6.000% due 04/01/2037 - 07/25/2044		72,107	72,648
6.500% due 04/01/2037		7,000	7,142
Freddie Mac
4.500% due 02/15/2017 - 02/01/2018		2,088	2,038
5.000% due 03/15/2017		353	351
5.500% due 06/01/2035 - 04/01/2037		4,709	4,663
6.000% due 04/15/2036		946	947
6.133% due 10/25/2044		223	224
7.030% due 02/01/2029		28	28
Ginnie Mae
6.125% due 11/20/2024		7	7

			92,136

U.S. Treasury Obligations 5.5%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014		110	108
2.375% due 01/15/2027		803	810
3.000% due 07/15/2012		113	118
U.S. Treasury Bonds
6.250% due 08/15/2023		3,800	4,364
7.125% due 02/15/2023		600	745
8.000% due 11/15/2021		600	793
8.125% due 08/15/2019		100	131
8.125% due 05/15/2021		1,100	1,461
8.750% due 05/15/2017		100	132
8.875% due 02/15/2019		200	273
U.S. Treasury Notes
3.875% due 09/15/2010		30	29
4.250% due 11/15/2014		1,000	977
4.625% due 02/29/2012		200	201
4.875% due 05/31/2011		200	203
U.S. Treasury Strips
0.000% due 05/15/2017		430	267
0.000% due 08/15/2020		300	155
0.000% due 11/15/2021		600	291

			11,058

Total United States (Cost $154,939)			154,807

SHORT-TERM INSTRUMENTS 5.3%
Certificates of Deposit 2.8%
Nordea Bank Finland PLC
5.308% due 05/28/2008		$500	500
Abbey National Treasury Services PLC
5.270% due 07/02/2008		400	400
BNP Paribas
5.262% due 05/28/2008		800	800
Countrywide Funding Corp.
5.360% due 08/16/2007		700	700
Fortis Bank NY
5.265% due 04/28/2008		300	301
Societe Generale NY
5.271% due 06/30/2008		1,300	1,301
Unicredito Italiano NY
5.338% due 12/13/2007		400	400
5.348% due 12/03/2007		300	300
5.358% due 05/06/2008		900	900

			5,602

Commercial Paper 1.2%
Danske Corp.
5.210% due 06/11/2007		300	297
Natixis S.A.
5.400% due 04/02/2007		1,900	1,900
UBS Finance Delaware LLC
5.205% due 08/01/2007		300	295

			2,492

Repurchase Agreements 0.6%
State Street Bank and Trust Co.
4.900% due 04/02/2007		1,242	1,242
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $1,269. Repurchase proceeds are $1,243.)

U.S. TREASURY BILLS 0.7%
4.973% due 05/31/2007 - 06/14/2007 (a)(c)(d)		1,355	1,341

Total Short-Term Instruments (Cost $10,675)			10,677

Purchased Options (f) (Cost $834)		0.4%	$790
Total Investments (Cost $277,978)		140.7%	$280,723
Written Options (g) (Premiums $594)		(0.3%)	(616)
Other Assets and Liabilities (Net)		(40.4%)	(80,541)

Net Assets		100.0%	$199,566

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on March 31, 2007.

(d) Securities with an aggregate market value of $1,094 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2007	55	$(2)
90-Day Eurodollar March Futures	Long	03/2008	8	1
90-Day Euroyen December Futures	Long	12/2007	133	6
Euro-Bobl 5-Year Notes June Futures	Long	06/2007	101	(86)
Euro-Bund 10-Year Note June Futures	Long	06/2007	196	(189)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	8	2
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 109.500	Long	06/2007	198	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	8	(2)
Japan Government 10-Year Bond June Futures	Long	06/2007	32	(30)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	24	12
U.S. Treasury 10-Year Note June Futures	Long	06/2007	205	51
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	8	(16)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	34	(6)

				$(259)

(e) Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016	EUR	800	$(2)
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		500	(1)
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		1,200	(3)
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		100	0
HSBC Bank USA	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%)	12/20/2016		100	0
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%)	12/20/2016		700	(2)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	47,000	4
Bank of America	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(0.890%)	06/20/2011		$200	3
Bank of America	Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%)	12/20/2011		200	0
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%)	03/20/2012		200	0
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%)	03/20/2012		100	0
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		100	(1)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%)	03/20/2012		100	0
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%)	06/20/2012		200	1
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%)	06/20/2012		1,000	2
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.480%)	06/20/2012		1,000	3
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.850% due 11/01/2016	Buy	(0.460%)	12/20/2016		200	4
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%)	06/20/2010		200	0
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%)	12/20/2012		100	(2)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%)	06/20/2008		200	0
Credit Suisse First Boston	DaimlerChrysler N.A. Holding Corp. 5.750% due 05/18/2009	Buy	(0.380%)	06/20/2009		200	(1)
Credit Suisse First Boston	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.450%)	03/20/2012		200	1
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%)	03/20/2010		200	0
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%	02/20/2008		500	0
JPMorgan Chase & Co.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%)	09/20/2011		100	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%)	06/20/2010		200	3
Lehman Brothers, Inc.	Wyeth 6.950% due 03/15/2011	Buy	(0.100%)	03/20/2011		200	0
Lehman Brothers, Inc.	Tate & Lyle International Finance PLC 6.125% due 06/15/2011	Buy	(0.315%)	06/20/2011		200	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%	08/20/2011		3,200	77
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%	08/20/2011		2,300	62
Lehman Brothers, Inc.	CVS Corp. 5.750% due 08/15/2011	Buy	(0.210%)	09/20/2011		200	0
Lehman Brothers, Inc.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.350%)	09/20/2011		200	(1)
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%)	09/20/2014		200	(1)
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%)	03/20/2015		200	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.140%)	08/20/2016		1,300	(79)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%)	08/20/2016		1,800	(99)
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%	06/20/2007		400	1
Merrill Lynch & Co., Inc.	CSX Corp. 6.300% due 03/15/2012	Buy	(0.230%)	03/20/2012		200	3
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%)	03/20/2012		200	0
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%)	03/20/2009		200	(1)
Morgan Stanley	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.480%)	06/20/2012		1,000	3
Morgan Stanley	Rogers Wireless, Inc. 7.250% due 12/15/2012	Buy	(0.540%)	12/20/2012		200	0
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%)	06/20/2009		200	(1)
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%)	03/20/2016		200	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.280%	12/20/2011		100	1
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%)	12/20/2016		200	2

							$(25)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	4,600	$(2)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		800	(4)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		700	(15)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		400	11
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		15,700	(7)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		7,000	(11)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		3,900	(35)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		2,300	33
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		3,100	(29)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		1,800	27
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		7,000	(4)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		2,400	(4)
UBS AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		4,200	(22)
UBS AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		2,800	(66)
UBS AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		1,600	54
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	500	2
Royal Bank of Canada	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015		1,500	(38)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	06/17/2010	EUR	10	0
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		900	1
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		700	4
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		12,160	(20)
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		7,000	114
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		2,300	1
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		900	43
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		600	17
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		700	(15)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,000	11
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		3,300	38
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		500	21
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		2,000	81
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		600	0
UBS AG	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(9)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	3,200	(102)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		600	32
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,200	69
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		200	28
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		300	42
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		400	8
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		2,800	(151)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		700	(34)
Goldman Sachs & Co.	3-Month Hong Kong Bank Bill	Receive	4.235%	12/17/2008	HKD	5,800	0
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016	JPY	380,000	(7)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,060,000	29
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		920,000	(99)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		120,000	(10)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		20,000	0
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		1,460,000	(59)
UBS AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,660,000	(11)
UBS AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,090,000	3
UBS AG	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		50,000	(7)
UBS AG	6-Month JPY-LIBOR	Receive	2.000%	06/15/2012		45,000	3
UBS AG	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		420,000	(38)
UBS AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		810,000	(2)
UBS AG	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		380,000	22
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	5,000	1
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$4,500	102
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		2,000	12
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		12,200	259
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		2,200	38
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2009		700	0
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		3,000	(30)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		500	3
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	12/16/2014		700	0
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,300	2
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,400	32
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		4,300	25
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,000	(34)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		4,700	107
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		7,300	(1)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		600	3
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,500	69
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		2,300	(71)

							$408

(f) Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$102.000	05/25/2007	17	$0	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	28	1	1
Put - CBOT U.S. Treasury 30-Year Bond June Futures	102.000	05/25/2007	185	3	3

				$4	$4

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP 3,500	$20	$0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	3,500	17	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007	$7,000	29	19
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	4,600	18	33
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	14,000	40	35
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007	12,200	79	82
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.750%	04/27/2009	100	5	8
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	6.250%	04/27/2009	100	7	1
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007	10,800	52	118
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	42,700	111	24
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.370%	07/02/2007	12,500	48	111
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	19,900	45	23
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	5,800	29	42
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	22,800	138	122

							$638	$618

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	120.000	09/26/2007	$800	$6	$5
Call - OTC U.S. dollar versus Japanese yen		117.900	11/09/2007	1,600	17	17
Call - OTC U.S. dollar versus Japanese yen		117.500	11/19/2007	800	9	10
Call - OTC U.S. dollar versus Japanese yen		114.281	12/05/2007	700	8	17
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008	2,000	67	44
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008	2,000	67	60
Call - OTC U.S. dollar versus Japanese yen		117.500	03/13/2008	1,200	10	13

					$184	$166

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 06/01/2037	$92.000	06/05/2007	$72,000	$8	$2

(g) Written options outstanding on March 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	1,000	$19	$0
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		1,100	18	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		$3,000	26	19
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		2,000	18	29
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		3,100	39	31
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		5,300	77	80
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		4,700	52	129
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		9,200	99	55
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	07/02/2007		4,100	47	109
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		3,300	38	19
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		2,500	30	36
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		9,900	131	109

								$594	$616

(h) Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.000%	04/01/2037	$24,000	$23,318	$23,190
Fannie Mae	5.500%	04/01/2037	1,400	1,389	1,385
U.S. Treasury Notes	4.875%	05/31/2011	200	203	207

				$24,910	$24,782

(2)	Market value includes $4 of interest payable on short sales.

(i) Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,585	04/2007	$61	$0	$61
Sell		1,266	04/2007	0	(12)	(12)
Buy	BRL	1,209	05/2007	30	0	30
Sell		1,209	05/2007	0	(2)	(2)
Buy		1,209	03/2008	0	0	0
Buy	CAD	2,292	04/2007	27	0	27
Sell		486	04/2007	0	(1)	(1)
Buy	CLP	10,300	06/2007	0	0	0
Buy		6,033	11/2007	0	0	0
Buy	CNY	7,445	04/2007	1	0	1
Sell		7,445	04/2007	5	0	5
Buy		9,364	05/2007	0	(1)	(1)
Sell		3,811	05/2007	2	0	2
Buy		17,463	11/2007	20	0	20
Buy		38,220	01/2008	11	(2)	9
Buy	DKK	6,472	06/2007	14	0	14
Buy	EUR	15,701	04/2007	10	0	10
Sell		657	04/2007	0	(14)	(14)
Buy	GBP	157	04/2007	4	0	4
Sell		7,689	04/2007	0	(148)	(148)
Buy	INR	648	05/2007	0	0	0
Buy	JPY	64,034	04/2007	0	(2)	(2)
Sell		73,144	04/2007	4	0	4
Buy		3,594,931	05/2007	759	(10)	749
Buy	KRW	916,130	05/2007	0	(4)	(4)
Buy		13,000	06/2007	0	0	0
Buy		26,973	09/2007	0	0	0
Buy	MXN	13,256	04/2007	0	(14)	(14)
Sell		13,256	04/2007	2	(1)	1
Buy		12,663	03/2008	0	(2)	(2)
Buy	NOK	6,216	06/2007	14	0	14
Sell	NZD	3,662	04/2007	5	(89)	(84)
Buy	PLN	90	04/2007	1	0	1
Sell		90	04/2007	0	0	0
Buy		34	06/2007	0	0	0
Buy		90	09/2007	0	0	0
Buy	RUB	660	09/2007	0	0	0
Buy		458	11/2007	0	0	0
Buy	SEK	6,082	04/2007	7	0	7
Buy		8,983	06/2007	9	0	9
Buy	SGD	439	04/2007	3	0	3
Buy	TWD	9,248	05/2007	0	0	0
Buy	ZAR	97	06/2007	0	0	0

				$989	$(302)	$687

See Accompanying Notes

Schedule of Investments

High Yield Portfolio

March 31, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 6.2%
AES Corp.
7.120% due 04/30/2010		$1,650	$1,660
7.130% due 04/30/2010		350	353
Amadeus Global Travel Distribution S.A.
8.114% due 04/08/2013		700	706
8.614% due 04/08/2014		700	709
Biomet, Inc.
6.000% due 03/08/2008		1,500	1,494
Centennial Cellular Operating Co. LLC
7.360% due 01/20/2011		59	60
7.614% due 02/09/2011		766	773
Charter Communications Operating LLC
7.985% due 04/25/2013		1,500	1,499
Ford Motor Co.
8.360% due 11/29/2013		1,496	1,503
Harrah’s Entertainment, Inc.
7.500% due 03/09/2008		3,000	2,989
HCA, Inc.
7.614% due 11/14/2013		1,250	1,262
Headwaters, Inc.
7.320% due 04/30/2011		852	857
HealthSouth Corp.
5.000% due 02/02/2013		5	5
8.620% due 02/02/2013		1,886	1,898
Ineos Group Holdings PLC
7.580% due 10/07/2012		1,080	1,088
JSG Holding PLC
7.735% due 11/29/2013		650	656
8.235% due 11/29/2014		650	656
Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012		1,496	1,499
Reliant Energy, Inc.
5.187% due 12/01/2010		643	648
7.695% due 12/01/2010		857	865
Riverdeep Interactive
8.096% due 11/28/2013		997	1,006
Roundy’s Supermarket, Inc.
8.070% due 10/27/2011		2	2
8.090% due 11/01/2011		988	996
Spansion LLC
8.360% due 10/30/2012		2,500	2,521
Telesat Canada, Inc.
2.620% due 02/14/2008		1,500	1,496
Univision Communications, Inc.
6.250% due 09/15/2014		2,000	2,001
VNU/Nielson Finance LLC
7.610% due 08/08/2013		1,995	2,014
Wind Acquisition Finance S.A.
12.610% due 12/21/2011		501	519
Worldspan LP
8.570% due 12/07/2013		2	3
8.590% due 12/07/2013		497	501
8.610% due 12/07/2013		500	504

Total Bank Loan Obligations (Cost $32,545)			32,743

CORPORATE BONDS & NOTES 81.6%
Banking & Finance 12.4%
AES Ironwood LLC
8.857% due 11/30/2025		2,441	2,759
AES Red Oak LLC
8.540% due 11/30/2019		1,189	1,299
BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014		3,317	3,784
Bluewater Finance Ltd.
10.250% due 02/15/2012		2,200	2,305
Ferrellgas Escrow LLC
6.750% due 05/01/2014		2,100	2,068
Ford Motor Credit Co.
7.000% due 10/01/2013		3,500	3,258
7.250% due 10/25/2011		2,500	2,432
7.375% due 02/01/2011		10,590	10,424
8.000% due 12/15/2016		625	602
8.625% due 11/01/2010		1,760	1,797
Forest City Enterprises, Inc.
7.625% due 06/01/2015		1,225	1,253
General Motors Acceptance Corp.
6.000% due 04/01/2011		1,194	1,162
6.750% due 12/01/2014		2,000	1,969
7.000% due 02/01/2012		3,000	3,017
8.000% due 11/01/2031		2,350	2,527
Hexion U.S. Finance Corp.
9.750% due 11/15/2014		600	632
Idearc, Inc.
8.000% due 11/15/2016		3,050	3,153
K&F Acquisition, Inc.
7.750% due 11/15/2014		1,000	1,068
KRATON Polymers LLC
8.125% due 01/15/2014		1,700	1,711
NSG Holdings LLC/NSG Holdings, Inc.
7.750% due 12/15/2025		925	971
Petroleum Export Ltd. II
6.340% due 06/20/2011		1,316	1,299
Rotech Healthcare, Inc.
9.500% due 04/01/2012		3,575	3,557
Sally Holdings LLC
9.250% due 11/15/2014		2,025	2,091
Tenneco, Inc.
8.625% due 11/15/2014		975	1,021
10.250% due 07/15/2013		2,600	2,847
Universal City Development Partners
11.750% due 04/01/2010		525	558
Universal City Florida Holding Co. I
8.375% due 05/01/2010		1,425	1,477
10.110% due 05/01/2010		175	181
Ventas Realty LP
6.750% due 04/01/2017		250	260
7.125% due 06/01/2015		1,500	1,579
9.000% due 05/01/2012		500	565
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,000	1,150
Yankee Acquisition Corp.
8.500% due 02/15/2015		1,300	1,323

			66,099

Industrials 56.1%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015		400	378
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010		1,150	1,170
Albertson’s, Inc.
7.450% due 08/01/2029		3,250	3,213
Allied Waste North America, Inc.
7.125% due 05/15/2016		395	404
7.250% due 03/15/2015		4,300	4,408
AmeriGas Partners LP
7.125% due 05/20/2016		2,650	2,670
7.250% due 05/20/2015		1,850	1,878
Aramark Corp.
8.500% due 02/01/2015		2,600	2,717
Arco Chemical Co.
10.250% due 11/01/2010		50	56
Armor Holdings, Inc.
8.250% due 08/15/2013		800	844
ArvinMeritor, Inc.
8.750% due 03/01/2012		2,025	2,101
Bombardier, Inc.
8.000% due 11/15/2014		1,550	1,612
Bon-Ton Stores, Inc.
10.250% due 03/15/2014		2,450	2,643
Bowater Canada Finance
7.950% due 11/15/2011		1,415	1,383
Boyd Gaming Corp.
7.125% due 02/01/2016		1,050	1,034
Buhrmann U.S., Inc.
7.875% due 03/01/2015		1,300	1,307
8.250% due 07/01/2014		1,000	1,015
C8 Capital SPV Ltd.
6.640% due 12/31/2049		1,500	1,487
CanWest Media, Inc.
8.000% due 09/15/2012		1,520	1,581
Cascades, Inc.
7.250% due 02/15/2013		1,425	1,432
CCO Holdings LLC
8.750% due 11/15/2013		6,900	7,176
Celestica, Inc.
7.625% due 07/01/2013		875	822
7.875% due 07/01/2011		1,000	973
Chart Industries, Inc.
9.875% due 10/15/2015		425	446
Chemtura Corp.
6.875% due 06/01/2016		450	438
Chesapeake Energy Corp.
6.375% due 06/15/2015		1,070	1,070
6.875% due 01/15/2016		1,200	1,221
7.000% due 08/15/2014		1,550	1,604
7.500% due 06/15/2014		75	79
7.750% due 01/15/2015		1,000	1,048
Choctaw Resort Development Enterprise
7.250% due 11/15/2019		1,357	1,372
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		150	155
7.750% due 05/15/2017		225	236
Continental Airlines, Inc.
6.920% due 04/02/2013 (l)		722	711
7.373% due 06/15/2017		253	254
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		1,200	1,125
Corrections Corp. of America
6.750% due 01/31/2014		1,100	1,125
Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013		425	439
7.750% due 11/15/2015		2,000	2,090
CSC Holdings, Inc.
6.750% due 04/15/2012		750	748
6.750% due 04/15/2012 (b)		250	249
7.625% due 04/01/2011		2,000	2,060
DaVita, Inc.
7.250% due 03/15/2015		4,150	4,217
Delhaize America, Inc.
9.000% due 04/15/2031		2,575	3,107
Dex Media West LLC
9.875% due 08/15/2013		1,203	1,319
DirecTV Holdings LLC
8.375% due 03/15/2013		509	539
Dresser-Rand Group, Inc.
7.375% due 11/01/2014		396	406
DRS Technologies, Inc.
7.625% due 02/01/2018		2,300	2,404
Dynegy Holdings, Inc.
7.125% due 05/15/2018		1,750	1,689
8.375% due 05/01/2016		500	522
EchoStar DBS Corp.
6.625% due 10/01/2014		1,800	1,816
7.000% due 10/01/2013		625	647
7.125% due 02/01/2016		2,900	3,009
El Paso Corp.
7.750% due 01/15/2032		1,200	1,332
7.800% due 08/01/2031		325	361
8.050% due 10/15/2030		1,300	1,482
El Paso Production Holding Co.
7.750% due 06/01/2013		3,500	3,675
Equistar Chemicals LP
10.125% due 09/01/2008		45	48
Ferrellgas Partners LP
8.750% due 06/15/2012		1,525	1,590
8.870% due 08/01/2009 (l)		1,200	1,252
Fisher Communications, Inc.
8.625% due 09/15/2014		1,000	1,076
Ford Motor Co.
7.450% due 07/16/2031		3,600	2,804
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		700	755
8.375% due 04/01/2017		2,300	2,493
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		3,350	3,371
9.125% due 12/15/2014 (c)		1,600	1,596
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011		2,250	2,374
Gaylord Entertainment Co.
8.000% due 11/15/2013		1,000	1,029
General Motors Corp.
8.100% due 06/15/2024		300	266
8.250% due 07/15/2023		4,350	3,937
8.800% due 03/01/2021		700	668
Georgia-Pacific Corp.
7.125% due 01/15/2017		2,000	2,015
7.375% due 12/01/2025		6,210	6,024
7.750% due 11/15/2029		300	298
8.000% due 01/15/2024		775	783
Goodyear Tire & Rubber Co.
8.625% due 12/01/2011		500	540
9.000% due 07/01/2015		1,575	1,736
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		1,200	1,296
Hanover Compressor Co.
9.000% due 06/01/2014		500	544
Hanover Equipment Trust
8.750% due 09/01/2011		800	836
HCA, Inc.
6.750% due 07/15/2013		5,550	5,134
7.190% due 11/15/2015		200	177
7.500% due 12/15/2023		400	341
7.580% due 09/15/2025		550	467
9.250% due 11/15/2016		7,795	8,428
Herbst Gaming, Inc.
7.000% due 11/15/2014		2,000	1,940
Hertz Corp.
8.875% due 01/01/2014		3,725	4,032
Horizon Lines LLC
9.000% due 11/01/2012		2,016	2,127
Host Marriott LP
7.000% due 08/15/2012		100	102
7.125% due 11/01/2013		2,780	2,856
Ineos Group Holdings PLC
8.500% due 02/15/2016		3,125	3,008
Ingles Markets, Inc.
8.875% due 12/01/2011		1,450	1,515
Intelsat Bermuda Ltd.
8.250% due 01/15/2013		75	78
9.250% due 06/15/2016		1,275	1,418
Intelsat Corp.
9.000% due 06/15/2016		500	553
Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013		325	340
8.625% due 01/15/2015		3,200	3,440
Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012		600	603
JET Equipment Trust
7.630% due 08/15/2012 (a)		319	236
10.000% due 06/15/2012 (a)		565	556
L-3 Communications Corp.
6.375% due 10/15/2015		1,400	1,395
7.625% due 06/15/2012		1,950	2,018
Legrand France
8.500% due 02/15/2025		975	1,150
Lyondell Chemical Co.
8.000% due 09/15/2014		1,475	1,552
8.250% due 09/15/2016		925	994
MGM Mirage
6.625% due 07/15/2015		850	820
6.750% due 04/01/2013		575	574
6.875% due 04/01/2016		1,225	1,197
Mirage Resorts, Inc.
7.250% due 08/01/2017		2,600	2,626
Nalco Co.
7.750% due 11/15/2011		2,200	2,266
8.875% due 11/15/2013		700	747
Newfield Exploration Co.
6.625% due 04/15/2016		2,425	2,437
Norampac, Inc.
6.750% due 06/01/2013		875	870
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		1,500	1,612
Nortel Networks Ltd.
10.125% due 07/15/2013		800	882
10.750% due 07/15/2016		475	530
Northwest Pipeline Corp.
7.125% due 12/01/2025		500	534
Novelis, Inc.
7.250% due 02/15/2015		570	606
NPC International, Inc.
9.500% due 05/01/2014		2,050	2,132
OPTI Canada, Inc.
8.250% due 12/15/2014		1,900	1,986
Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014		2,575	2,562
8.750% due 11/15/2012		1,025	1,084
Peabody Energy Corp.
6.875% due 03/15/2013		1,291	1,320
Pilgrim’s Pride Corp.
7.625% due 05/01/2015		975	977
8.375% due 05/01/2017		550	546
Plains Exploration & Production Co.
7.000% due 03/15/2017		225	227
Pogo Producing Co.
7.875% due 05/01/2013		675	683
PQ Corp.
7.500% due 02/15/2013		2,225	2,258
Premier Entertainment Biloxi LLC
10.750% due 02/01/2012		750	780
PRIMEDIA, Inc.
8.000% due 05/15/2013		400	416
Quiksilver, Inc.
6.875% due 04/15/2015		2,600	2,464
Qwest Communications International, Inc.
7.500% due 02/15/2014		10,250	10,609
Reynolds American, Inc.
7.625% due 06/01/2016		1,425	1,523
7.750% due 06/01/2018		2,325	2,520
RH Donnelley Corp.
6.875% due 01/15/2013		250	244
8.875% due 01/15/2016		5,950	6,352
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,700	1,734
Rogers Cable, Inc.
6.750% due 03/15/2015		725	754
8.750% due 05/01/2032		800	992
Roseton
7.270% due 11/08/2010		1,200	1,228
7.670% due 11/08/2016		2,325	2,466
Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018		1,750	1,790
Sanmina-SCI Corp.
8.125% due 03/01/2016		2,325	2,197
SemGroup LP
8.750% due 11/15/2015		3,075	3,136
Sensata Technologies BV
8.000% due 05/01/2014		950	949
Service Corp. International
7.375% due 10/01/2014		425	444
7.625% due 10/01/2018		1,025	1,089
Smurfit Capital Funding PLC
7.500% due 11/20/2025		500	512
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	128
9.625% due 10/01/2012		1,356	1,448
Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017		925	909
8.375% due 07/01/2012		1,500	1,511
Solectron Global Finance Ltd.
8.000% due 03/15/2016		800	802
Sonat, Inc.
7.000% due 02/01/2018		500	525
Station Casinos, Inc.
6.875% due 03/01/2016		1,825	1,681
7.750% due 08/15/2016		2,295	2,367
Suburban Propane Partners LP
6.875% due 12/15/2013		2,750	2,722
Sungard Data Systems, Inc.
9.125% due 08/15/2013		3,641	3,923
Superior Essex Communications LLC
9.000% due 04/15/2012		500	519
Supervalu, Inc.
7.500% due 11/15/2014		1,475	1,545
Tenet Healthcare Corp.
7.375% due 02/01/2013		2,966	2,770
TNK-BP Finance S.A.
6.625% due 03/20/2017		500	498
7.500% due 07/18/2016		1,000	1,058
TransDigm, Inc.
7.750% due 07/15/2014		780	809
Triad Hospitals, Inc.
7.000% due 11/15/2013		2,625	2,753
Trinity Industries, Inc.
6.500% due 03/15/2014		780	776
TRW Automotive, Inc.
7.000% due 03/15/2014		500	492
7.250% due 03/15/2017		1,050	1,034
U.S. Airways Group, Inc.
9.330% due 01/01/2049		84	1
United Airlines, Inc.
6.071% due 03/01/2013		256	258
6.201% due 03/01/2010		129	130
6.602% due 03/01/2015		289	293
Unity Media GmbH
10.375% due 02/15/2015		750	799
Verso Paper Holdings LLC
9.125% due 08/01/2014		3,150	3,292
VWR International, Inc.
6.875% due 04/15/2012		1,000	1,015
8.000% due 04/15/2014		3,590	3,761
Williams Cos., Inc.
7.500% due 01/15/2031		1,350	1,438
7.625% due 07/15/2019		4,950	5,408
7.750% due 06/15/2031		1,275	1,371
7.875% due 09/01/2021		3,075	3,398
8.750% due 03/15/2032		200	232
Williams Partners LP
7.250% due 02/01/2017		425	452
Wynn Las Vegas LLC
6.625% due 12/01/2014		6,400	6,368
Xerox Capital Trust I
8.000% due 02/01/2027		3,100	3,178

			298,429

Utilities 13.1%
AES Corp.
8.750% due 05/15/2013		2,825	3,023
American Cellular Corp.
10.000% due 08/01/2011		222	236
Cincinnati Bell, Inc.
7.250% due 07/15/2013		2,500	2,606
8.375% due 01/15/2014		1,970	2,024
Citizens Communications Co.
7.125% due 03/15/2019		1,525	1,517
7.450% due 07/01/2035		250	234
7.875% due 01/15/2027		800	822
9.000% due 08/15/2031		1,425	1,567
CMS Energy Corp.
6.875% due 12/15/2015		1,050	1,100
Complete Production Services, Inc.
8.000% due 12/15/2016		575	592
Edison Mission Energy
7.750% due 06/15/2016		1,000	1,047
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013		1,500	1,560
10.889% due 05/01/2013		1,000	1,020
Homer City Funding LLC
8.734% due 10/01/2026		978	1,117
Midwest Generation LLC
8.560% due 01/02/2016		4,487	4,911
8.750% due 05/01/2034		1,550	1,690
Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		450	477
8.375% due 10/14/2010		500	532
Nextel Communications, Inc.
7.375% due 08/01/2015		2,950	3,054
Northwestern Bell Telephone
7.750% due 05/01/2030		1,208	1,217
NRG Energy, Inc.
7.250% due 02/01/2014		2,325	2,389
7.375% due 02/01/2016		4,000	4,120
7.375% due 01/15/2017		450	463
NTL Cable PLC
9.125% due 08/15/2016		500	530
PSEG Energy Holdings LLC
8.500% due 06/15/2011		4,250	4,611
Qwest Corp.
7.200% due 11/10/2026		1,700	1,730
7.500% due 06/15/2023		3,000	3,064
8.875% due 03/15/2012		2,625	2,914
Reliant Energy, Inc.
6.750% due 12/15/2014		3,075	3,263
9.250% due 07/15/2010		2,475	2,620
Rural Cellular Corp.
9.875% due 02/01/2010		1,775	1,882
Sierra Pacific Resources
6.750% due 08/15/2017		875	898
7.803% due 06/15/2012		1,225	1,302
8.625% due 03/15/2014		1,250	1,358
South Point Energy Center LLC
8.400% due 05/30/2012 (i)		1,170	1,145
TECO Energy, Inc.
6.750% due 05/01/2015		475	502
Tenaska Alabama Partners LP
7.000% due 06/30/2021		2,211	2,236
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		2,875	3,091
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		1,000	1,068

			69,532

Total Corporate Bonds & Notes (Cost $423,251)			434,060

Convertible Bonds & Notes 0.8%
Chesapeake Energy Corp.
2.750% due 11/15/2035		300	314
CMS Energy Corp.
2.875% due 12/01/2024		1,000	1,354
Deutsche Bank AG
0.000% due 07/14/2008		300	279
0.000% due 07/25/2008		400	395
0.000% due 09/29/2008		275	257
1.800% due 05/29/2009		400	383
2.000% due 10/07/2009		650	600
Host Hotels & Resorts, Inc.
2.625% due 04/15/2027		100	98
Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009 (h)		350	424

Total Convertible Bonds & Notes (Cost $3,899)			4,104

MUNICIPAL BONDS & NOTES 0.3%
Bell, California Public Financing Authority Notes, Series 2006
7.400% due 11/01/2007		1,500	1,500

Total Municipal Bonds & Notes (Cost $1,500)			1,500

FOREIGN CURRENCY-DENOMINATED ISSUES 2.9%
Bombardier, Inc.
7.250% due 11/15/2016	EUR	1,750	2,449
JSG Holding PLC
10.125% due 10/01/2012		231	334
Lighthouse International Co. S.A.
8.000% due 04/30/2014		1,770	2,574
Nordic Telephone Co. Holdings ApS
6.079% due 11/30/2013		550	743
6.579% due 11/30/2014		550	745
8.250% due 05/01/2016		1,000	1,459
NTL Cable PLC
8.750% due 04/15/2014		1,000	1,443
Royal Bank of Scotland Group PLC
6.000% due 04/06/2011	GBP	586	1,165
SigmaKalon
5.722% due 06/30/2012	EUR	954	1,277
UPC Broadband Holding BV
6.103% due 03/31/2013		442	593
6.103% due 12/31/2013		500	671
UPC Holding BV
7.750% due 01/15/2014		600	820
8.625% due 01/15/2014		800	1,125

Total Foreign Currency-Denominated Issues (Cost $13,579)			15,398

		Shares
CONVERTIBLE PREFERRED STOCKS 0.2%
Chesapeake Energy Corp.
4.500% due 12/31/2049		5,000	492
Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		5,800	620

Total Convertible Preferred Stocks (Cost $1,080)			1,112

PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,050	2,081

Total Preferred Stocks (Cost $2,172)			2,081

SHORT-TERM INSTRUMENTS 7.1%
Commercial Paper 5.4%
Barclays U.S. Funding Corp.
5.225% due 06/29/2007		$25,100	$24,769
Rabobank USA Financial Corp.
5.390% due 06/06/2007		3,900	3,900

			28,669

Repurchase Agreements 1.3%
Lehman Brothers, Inc.
5.050% due 01/02/2007(e)		998	998
(Dated 12/22/2006. Collateralized by Sabine Pass LNG LP 7.500% due 11/30/2016 valued $1,010. Repurchase proceeds are $999.)
State Street Bank and Trust Co.
4.900% due 04/02/2007		6,246	6,246
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $6,373. Repurchase proceeds are $6,249.)

			7,244

U.S. Treasury Bills 0.4%
4.972% due 05/31/2007 - 06/14/2007 (d)(f)(j)		2,150	2,128

Total Short-Term Instruments (Cost $38,052)			38,041

Total Investments (g) (Cost $516,078)		99.5%	$529,039
Other Assets and Liabilities (Net)		0.5%	2,670

Net Assets		100.0%	$531,709

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Payment in-kind bond security.

(d) Coupon represents a weighted average rate.

(e) Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at December 31, 2006.

(f) Securities with an aggregate market value of $494 have been pledged as collateral for swap and swaption contracts on March 31, 2007.

(g) As of March 31, 2007, portfolio securities with an aggregate value of $10,643 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(h) The average amount of borrowing outstanding during the period ended March 31, 2007 was $333 at a weighted average interest rate of 5.45%. On March 31, 2007, securities valued at $424 were pledged as collateral for reverse repurchase agreements.

(i) Security is subject ot a forbearance agreement entered into by the Portfolio which forbears the Portfolio from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(j) Securities with an aggregate market value of $1,139 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	278	$(153)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	259	(70)

				$(223)

(k) Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay) Receive Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	300,000	$23
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011		$6,000	(160)
Barclays Bank PLC	Domtar, Inc. 7.875% due 10/15/2011	Sell	1.500%	09/20/2007		400	4
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.760%	02/20/2009		1,500	5
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%	03/20/2009		1,000	1
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.900%	02/20/2012		2,000	10
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%	03/20/2012		2,000	6
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%	09/20/2007		1,000	7
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%	12/20/2008		1,000	(2)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%	03/20/2012		3,000	(96)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%	03/20/2012		1,000	(9)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.880%	03/20/2012		1,000	2
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.400%	06/20/2012		1,000	0
Citibank N.A.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.490%)	03/20/2014		1,000	(2)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%	03/20/2014		1,000	(3)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.700%	06/20/2007		1,000	1
Credit Suisse First Boston	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	0.650%	03/20/2008		1,000	(6)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%	03/20/2008		2,500	(14)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%	12/20/2008		2,000	(19)
Credit Suisse First Boston	Goodyear Tire & Rubber Co. 7.857% due 08/15/2011	Buy	(2.340%)	12/20/2009		500	(20)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.700%	6/20/2012		1,000	0
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%	06/20/2007		2,500	5
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%)	12/20/2011		4,500	(117)
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%	12/20/2010		500	18
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%	12/20/2011		800	7
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.025%	03/20/2012		2,000	(66)
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%	04/20/2008		1,500	1
JPMorgan Chase & Co.	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	1.500%	06/20/2007		500	1
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.770%	02/20/2012		2,000	2
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%	06/20/2007		3,000	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	08/20/2011		5,400	150
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%	12/20/2011		2,000	12
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%	03/20/2012		1,000	(28)
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%	06/20/2012		1,000	1
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%)	08/20/2016		3,000	(186)
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%	06/20/2007		2,000	3
Morgan Stanley	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.800%	06/20/2010		2,000	61
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%	04/20/2011		3,000	56
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%	08/20/2011		5,400	152
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%)	08/20/2016		3,000	(190)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011		3,000	38
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.100%	03/20/2012		1,000	(2)
							$(354)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(l) Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$664	$711	0.13%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	1,267	1,252	0.24%

				$1,931	$1,963	0.37%

(m) Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Sell	EUR	12,247	04/2007	$0	$(8)	$(8)
Sell	GBP	1,201	04/2007	0	(12)	(12)
Buy	JPY	15,792	05/2007	4	0	4

				$4	$(20)	$(16)

See Accompanying Notes

Schedule of Investments

Long-Term U.S. Government Portfolio

March 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 5.8%
Banking & Finance 5.3%
Allstate Life Global Funding Trusts
5.420% due 01/25/2008	$200	$200
Bank of America N.A.
5.350% due 12/18/2008	1,300	1,300
CIT Group, Inc.
5.480% due 08/17/2009	300	301
Citigroup, Inc.
5.400% due 01/30/2009	600	600
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	200	199
Lehman Brothers Holdings, Inc.
5.450% due 01/23/2009	1,400	1,401
Pricoa Global Funding I
5.440% due 01/25/2008	200	200
U.S. Trade Funding Corp.
4.260% due 11/15/2014	701	688
Wachovia Bank N.A.
5.320% due 10/03/2008 (a)	300	300
Wells Fargo & Co.
5.410% due 03/23/2010	400	401

		5,590

Industrials 0.5%
DaimlerChrysler N.A. Holding Corp.
5.770% due 03/13/2009	400	402
Walt Disney Co.
5.440% due 09/10/2009	100	100

		502

Total Corporate Bonds & Notes (Cost $6,099)		6,092

U.S. GOVERNMENT AGENCIES 35.1%
Fannie Mae
4.435% due 01/01/2033	99	99
4.500% due 06/25/2019 - 09/01/2035	666	627
5.000% due 11/01/2019 - 08/25/2033	778	735
5.250% due 06/15/2008	11,100	11,136
5.375% due 02/25/2022	150	144
5.400% due 07/25/2035	6	6
5.500% due 12/25/2035	110	108
5.794% due 08/25/2021	21	22
5.800% due 02/09/2026	500	501
5.944% due 08/25/2022	11	11
6.080% due 09/01/2028	64	71
6.220% due 04/25/2032	31	32
6.244% due 04/25/2021	16	16
6.500% due 07/25/2031	581	604
Farmer Mac
7.280% due 07/25/2011	146	147
Federal Farm Credit Bank
5.050% due 03/28/2019	400	399
5.150% due 03/25/2020	250	249
Federal Home Loan Bank
4.000% due 07/14/2008	1,000	988
5.120% due 01/10/2013	5,000	4,951
6.000% due 02/12/2021	50	54
6.125% due 06/08/2018	80	87
Federal Housing Administration
6.896% due 07/01/2020	388	390
Financing Corp.
10.700% due 10/06/2017	650	948
Freddie Mac
4.500% due 05/15/2025	1,000	917
5.000% due 03/18/2014 - 09/15/2035	2,000	1,900
5.400% due 03/17/2021	1,000	1,009
5.500% due 08/15/2030 - 06/15/2034	1,001	976
5.625% due 11/23/2035	900	886
5.720% due 01/15/2033	101	102
6.000% due 05/15/2036	3,153	3,126
6.075% due 02/15/2027	18	18
6.133% due 10/25/2044	178	180
6.375% due 02/15/2021	23	23
7.000% due 07/15/2023 - 12/01/2031	76	78
8.250% due 06/01/2016	350	427
Ginnie Mae
5.500% due 08/20/2030 - 01/20/2036	552	533
6.000% due 08/20/2033	1,239	1,254
Overseas Private Investment Corp.
4.736% due 03/15/2022	400	388
5.140% due 08/15/2007	362	373
Private Export Funding Corp.
5.000% due 12/15/2016	500	500
Small Business Administration
5.240% due 08/01/2023	773	779
Tennessee Valley Authority
5.375% due 04/01/2056	1,000	998

Total U.S. Government Agencies (Cost $36,345)		36,792

U.S. TREASURY OBLIGATIONS 11.1%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	408	388
2.375% due 01/15/2025	322	324
U.S. Treasury Bonds
5.375% due 02/15/2031	1,900	2,026
U.S. Treasury Strips
0.000% due 08/15/2019	15,400	8,472
0.000% due 02/15/2033	1,700	488

Total U.S. Treasury Obligations (Cost $11,920)		11,698

MORTGAGE-BACKED SECURITIES 9.5%
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	861	850
4.776% due 01/25/2034	79	79
5.052% due 04/25/2033	539	543
5.300% due 04/25/2033	139	139
Countrywide Alternative Loan Trust
5.500% due 10/25/2033	1,212	1,105
5.530% due 05/25/2035	209	209
Countrywide Home Loan Mortgage Pass-Through Trust
5.640% due 03/25/2035	372	373
5.660% due 06/25/2035	2,772	2,767
CS First Boston Mortgage Securities Corp.
5.870% due 04/25/2033	13	13
7.370% due 11/25/2032	16	16
First Republic Mortgage Loan Trust
5.670% due 11/15/2031	256	257
Harborview Mortgage Loan Trust
5.450% due 04/19/2038	196	196
5.540% due 05/19/2035	170	170
Impac CMB Trust
5.249% due 09/25/2034	679	675
LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	446	439
MASTR Asset Securitization Trust
5.500% due 09/25/2033	436	428
Residential Accredit Loans, Inc.
5.720% due 01/25/2033	47	47
5.720% due 03/25/2033	99	99
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	92	93
Sequoia Mortgage Trust
5.670% due 07/20/2033	430	431
Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	391	392
5.740% due 10/19/2033	117	118
Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	29	29
6.862% due 02/25/2031	30	30
6.949% due 02/25/2033	14	14
7.312% due 05/25/2033	22	22
Washington Mutual, Inc.
5.550% due 04/25/2045	167	167
5.892% due 10/25/2046	225	225

Total Mortgage-Backed Securities (Cost $9,957)		9,926

ASSET-BACKED SECURITIES 5.0%
Argent Securities, Inc.
5.370% due 10/25/2036	383	383
5.390% due 04/25/2036	328	328
Bear Stearns Asset-Backed Securities, Inc.
5.820% due 11/25/2042	246	247
Chase Funding Mortgage Loan Asset-Backed Certificates
5.820% due 10/25/2031	17	17
Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037	266	266
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 03/25/2037	289	289
Fremont Home Loan Trust
5.370% due 10/25/2036	779	779
Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	266	266
LA Arena Funding LLC
7.656% due 12/15/2026	86	93
MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	453	453
Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	417	417
Morgan Stanley Capital I
5.440% due 02/25/2036	300	300
Peco Energy Transition Trust
6.130% due 03/01/2009	1	1
Renaissance Home Equity Loan Trust
5.760% due 08/25/2033	15	15
5.820% due 12/25/2033	80	80
Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	354	355
Residential Asset Securities Corp.
6.060% due 01/25/2033	69	69
SLM Student Loan Trust
5.316% due 10/27/2014	100	100
5.470% due 04/25/2017	163	163
SMS Student Loan Trust
5.670% due 10/27/2025	55	55
Specialty Underwriting & Residential Finance
5.660% due 01/25/2034	12	12
Structured Asset Securities Corp.
5.450% due 12/25/2035	275	275
5.610% due 01/25/2033	21	22
Wells Fargo Home Equity Trust
5.370% due 01/25/2037	278	278
Whole Auto Loan Trust
3.040% due 04/15/2009	15	15

Total Asset-Backed Securities (Cost $5,282)		5,278

SHORT-TERM INSTRUMENTS 34.1%
Certificates of Deposit 0.5%
Countrywide Bank N.A.
5.320% due 04/25/2007	500	500

Commercial Paper 9.7%
Federal Home Loan Bank
5.000% due 04/02/2007	5,800	5,800
General Electric Capital Corp.
5.220% due 10/26/2007	4,400	4,355

		10,155

Repurchase Agreements 22.1%
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007	21,800	21,800
(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 5.625% due 05/15/2008 valued at $22,382. Repurchase proceeds are $21,809.)
State Street Bank and Trust Co.
4.900% due 04/02/2007	1,417	1,417
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $1,448. Repurchase proceeds are $1,418.)

		23,217

U.S. Treasury Bills 1.8%
4.946% due 05/31/2007 - 06/14/2007 (b)(d)(f)	1,945	1,924

Total Short-Term Instruments (Cost $35,800)		35,796

Purchased Options (h) (Cost $60)	0.1%	76
Total Investments (e) (Cost $105,463)	100.7%	$105,658
Written Options (i) (Premiums $237)	(0.2%)	(163)
Other Assets and Liabilities (Net)	(0.5%)	(550)

Net Assets	100.0%	$104,945

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Securities with an aggregate market value of $494 have been pledged as collateral for swap and swaption contracts on March 31, 2007.

(e) As of March 31, 2007, portfolio securities with an aggregate value of $1,494 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $1,430 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	9	$1
90-Day Eurodollar June Futures	Long	06/2008	365	69
90-Day Eurodollar March Futures	Long	03/2008	19	8
90-Day Eurodollar September Futures	Long	09/2008	76	11
U.S. Treasury 5-Year Note June Futures	Short	06/2007	254	32
U.S. Treasury 10-Year Note June Futures	Short	06/2007	13	9
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	456	(820)

				$(690)

(g) Swap agreements outstanding on March 31, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	$20,500	$(61)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	2,400	15
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	19,400	85
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	7,800	(47)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	9,400	62
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	17,300	394
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	17,700	(123)

						$325

(h) Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$108.000	05/25/2007	50	$4	$3
Call - CME 90-Day Eurodollar December Futures	95.500	12/17/2007	21	8	6
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	43	5	3
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	21	7	1
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	15	0	0

				$24	$13

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Pay	5.500%	06/30/2007	$3,300	$16	$36
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Pay	5.250%	07/02/2007	3,800	20	27

							$36	$63

(i) Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$116.000	05/25/2007	42	$19	$4
Call - CME 90-Day Eurodollar December Futures	95.250	12/17/2007	43	28	20
Call - CME 90-Day Eurodollar June Futures	94.875	06/18/2007	55	4	4
Put - CBOT U.S. Treasury 30-Year Bond June Futures	110.000	05/25/2007	42	15	26
Put - CME 90-Day Eurodollar June Futures	94.625	06/18/2007	55	6	1

				$72	$55

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	$700	$14	$4
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	700	17	6
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	1,500	33	7
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	1,500	36	13
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	700	14	4
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	700	16	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007	1,400	15	38
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	1,600	20	30

							$165	$108

(j) Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(1)
Fannie Mae	6.000%	04/01/2037	$747	$754	$753
U.S. Treasury Bonds	4.750%	02/15/2037	4,300	4,370	4,266

				$5,124	$5,019

(1)	Market value includes $32 of interest payable on short sales.

See Accompanying Notes

Schedule of Investments

Low Duration Portfolio

March 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 27.7%
Banking & Finance 21.0%
AIG-Fp Matched Funding Corp.
5.350% due 06/ 16/2008	$1,700	$1,701
Allstate Life Global Funding Trusts
5.390% due 03/23/2009	800	801
American Express Bank FSB
5.330% due 10/16/2008	2,000	2,000
5.380% due 10/20/2009	2,100	2,099
American Express Centurion Bank
5.319% due 05/07/2008	1,400	1,400
American Express Credit Corp.
5.320% due 06/12/2007	1,000	1,000
5.380% due 11/09/2009	1,100	1,101
American International Group, Inc.
5.350% due 06/23/2008	600	600
5.370% due 06/16/2009	5,200	5,203
ANZ National International Ltd.
5.400% due 08/07/2009	1,500	1,500
Bank of America Corp.
5.360% due 06/19/2009	6,100	6,109
5.370% due 11/06/2009	900	900
Bank of America N.A.
5.360% due 02/27/2009	700	700
Bank of Ireland
5.360% due 12/19/2008	3,100	3,102
5.400% due 12/18/2009	1,120	1,121
Bear Stearns Cos., Inc.
5.440% due 03/30/2009	2,900	2,906
5.450% due 08/21/2009	300	300
5.510% due 04/29/2008	3,400	3,407
Calabash Re II Ltd.
13.755% due 01/08/2010	1,900	1,950
16.255% due 01/08/2010	1,900	1,983
Caterpillar Financial Services Corp.
5.410% due 03/10/2009	6,400	6,405
5.420% due 05/18/2009	5,480	5,486
CIT Group, Inc.
5.500% due 12/19/2008	400	401
5.510% due 08/15/2008	300	301
5.570% due 05/23/2008	4,600	4,614
5.650% due 11/03/2010	1,400	1,406
Citigroup Global Markets Holdings, Inc.
5.450% due 03/17/2009	1,800	1,803
Citigroup, Inc.
4.200% due 12/20/2007	4,100	4,069
5.380% due 12/28/2009	4,000	4,000
5.388% due 12/26/2008	200	200
5.400% due 01/30/2009	1,900	1,901
DnB NORBank ASA
5.430% due 10/13/2009	8,400	8,405
Ford Motor Credit Co.
7.200% due 06/15/2007	100	100
General Electric Capital Corp.
5.400% due 01/05/2009	2,500	2,502
5.420% due 10/06/2010	2,100	2,100
5.430% due 01/20/2010	1,400	1,403
5.430% due 08/15/2011	5,500	5,498
5.560% due 01/08/2016	300	301
GMAC LLC
6.000% due 12/15/2011	300	291
Goldman Sachs Group, Inc.
5.390% due 12/23/2008	400	400
5.400% due 03/30/2009	2,900	2,901
5.440% due 12/22/2008	2,100	2,103
5.440% due 11/16/2009	600	601
5.460% due 07/29/2008	1,700	1,703
5.485% due 10/05/2007	1,600	1,601
5.690% due 07/23/2009	1,300	1,308
HBOS Treasury Services PLC
5.400% due 07/17/2009	2,200	2,204
HSBC Bank USA N.A.
5.480% due 06/10/2009	1,400	1,405
HSBC Finance Corp.
5.485% due 09/15/2008	500	501
5.488% due 12/05/2008	1,300	1,303
5.610% due 05/10/2010	2,200	2,211
ICICI Bank Ltd.
5.900% due 01/12/2010	2,300	2,305
John Deere Capital Corp.
5.410% due 04/15/2008	1,200	1,201
5.410% due 07/15/2008	1,400	1,401
JPMorgan Chase & Co.
5.539% due 10/02/2009	3,500	3,516
Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	1,000	1,000
5.400% due 12/23/2008	400	400
5.440% due 04/03/2009	1,700	1,701
5.460% due 08/21/2009	1,600	1,601
5.460% due 11/16/2009	800	800
5.560% due 12/23/2010	900	902
5.580% due 07/18/2011	1,000	1,002
Merrill Lynch & Co., Inc.
5.428% due 12/04/2009	1,400	1,400
5.450% due 06/16/2008	6,000	6,010
Morgan Stanley
5.470% due 02/09/2009	1,100	1,102
5.600% due 01/22/2009	3,700	3,703
5.610% due 01/18/2011	1,500	1,506
Mystic Re Ltd.
11.660% due 12/05/2008	1,800	1,818
National Australia Bank Ltd.
5.380% due 09/11/2009	1,400	1,402
Pricoa Global Funding I
5.410% due 07/27/2009	3,700	3,705
5.428% due 06/03/2008	3,000	3,005
Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	1,200	1,201
5.760% due 07/06/2012	5,900	5,904
Santander U.S. Debt S.A. Unipersonal
5.358% due 11/20/2008	700	701
5.360% due 09/21/2007	3,000	3,002
5.410% due 09/19/2008	2,800	2,805
SLM Corp.
5.500% due 07/27/2009	900	901
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	1,700	1,701
VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	1,300	1,302
Wachovia Bank N.A.
5.420% due 05/25/2010	6,000	6,017
Wachovia Corp.
5.490% due 10/15/2011	1,100	1,101
Wells Fargo & Co.
5.380% due 03/10/2008	4,000	4,003
5.455% due 09/15/2009	2,600	2,606
Westpac Banking Corp.
5.280% due 06/06/2008	900	900
World Savings Bank FSB
5.400% due 05/08/2009	7,100	7,102

		188,036

Industrials 3.7%
Altria Group, Inc.
7.650% due 07/01/2008	200	205
Anadarko Petroleum Corp.
5.755% due 09/15/2009	2,200	2,206
Comcast Corp.
5.660% due 07/14/2009	1,600	1,603
CSC Holdings, Inc.
7.250% due 07/15/2008	3,500	3,566
7.875% due 12/15/2007	1,500	1,521
DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	600	601
5.820% due 09/10/2007	4,758	4,766
Diageo Capital PLC
5.460% due 11/10/2008	2,600	2,603
El Paso Corp.
6.950% due 12/15/2007	1,980	2,010
FedEx Corp.
5.440% due 08/08/2007	1,300	1,301
General Electric Co.
5.380% due 12/09/2008	2,600	2,603
Hewlett-Packard Co.
5.485% due 05/22/2009	4,375	4,381
Oracle Corp.
5.590% due 01/13/2009	1,200	1,202
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	200	225
Transocean, Inc.
5.548% due 09/05/2008	1,300	1,302
Wal-Mart Stores, Inc.
5.250% due 06/16/2008	3,300	3,299

		33,394

Utilities 3.0%
AT&T, Inc.
5.450% due 05/15/2008	5,900	5,906
BellSouth Corp.
5.460% due 08/15/2008	5,900	5,905
Deutsche Telekom International Finance BV
5.530% due 03/23/2009	2,500	2,506
Qwest Capital Funding, Inc.
6.375% due 07/15/2008	5,670	5,727
Telecom Italia Capital S.A.
5.970% due 07/18/2011	1,800	1,811
Telefonica Emisones SAU
5.650% due 06/19/2009	1,700	1,707
Verizon Communications, Inc.
5.400% due 04/03/2009 (a)	3,800	3,800

		27,362

Total Corporate Bonds & Notes (Cost $248,270)		248,792

U.S. GOVERNMENT AGENCIES 17.9%
Fannie Mae
3.702% due 07/01/2034	318	320
4.343% due 03/01/2035	334	338
4.443% due 05/01/2035	835	835
4.506% due 05/01/2035	823	822
4.521% due 09/01/2035	1,408	1,398
4.553% due 11/01/2035	1,595	1,590

4.622% due 08/01/2035	3,405	3,381
4.657% due 07/01/2035	550	549
5.000% due 03/25/2017 - 04/25/2033	65,028	64,213
5.380% due 12/25/2036	960	959
5.440% due 03/25/2034	148	149
5.500% due 12/01/2009 - 10/01/2035	67,169	67,334
5.670% due 09/25/2042 - 03/25/2044	1,666	1,673
5.720% due 05/25/2031 - 11/25/2032	1,563	1,572
6.000% due 08/01/2016 - 04/01/2037	1,800	1,808
6.133% due 07/01/2042 - 06/01/2043	1,942	1,970
6.183% due 09/01/2041	753	761
6.197% due 09/01/2034	84	85
6.333% due 09/01/2040	13	13
6.351% due 12/01/2036	89	90
6.500% due 12/25/2042	24	24
6.903% due 11/01/2035	430	446
Federal Housing Administration
7.430% due 10/01/2020	20	20
Freddie Mac
4.711% due 06/01/2035	2,389	2,354
4.918% due 07/01/2035	1,008	1,006
5.000% due 10/01/2018 - 07/15/2024	2,034	2,026
5.500% due 08/15/2030	3	3
5.580% due 08/25/2031	471	473
5.620% due 05/15/2036	1,100	1,106
5.670% due 12/15/2030	566	568
5.720% due 06/15/2018	199	199
6.000% due 09/01/2016 - 04/01/2037	1,118	1,128
6.133% due 02/25/2045	1,109	1,114
6.500% due 07/25/2043	174	179
Ginnie Mae
4.000% due 07/16/2027	113	112

Total U.S. Government Agencies (Cost $160,804)		160,618

MORTGAGE-BACKED SECURITIES 6.8%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,570	1,546
4.390% due 02/25/2045	614	606
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	1,466	1,466
Banc of America Funding Corp.
4.113% due 05/25/2035	7,832	7,704
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	98	100
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	3,029	3,001
4.776% due 01/25/2034	131	131
5.052% due 04/25/2033	31	31
5.335% due 02/25/2033	12	12
5.450% due 04/25/2033	52	52
Bear Stearns Alt-A Trust
5.393% due 05/25/2035	976	978
5.480% due 02/25/2034	1,635	1,637
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	2,872	2,874
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	786	783
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	2,681	2,652
5.500% due 01/25/2046	1,300	1,298
5.600% due 02/25/2037	3,912	3,916
6.000% due 10/25/2033	108	107
6.500% due 06/25/2033	11	11
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,220	1,219
5.560% due 04/25/2035	444	445
5.590% due 05/25/2034	68	68
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	659	656
5.952% due 03/25/2032	7	7
GMAC Mortgage Corp. Loan Trust
5.009% due 11/19/2035	825	826
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	1,712	1,713
5.400% due 01/25/2047	1,692	1,693
GS Mortgage Securities Corp. II
5.420% due 06/06/2020	2,187	2,189
GSR Mortgage Loan Trust
4.539% due 09/25/2035	3,384	3,351
6.000% due 03/25/2032	3	3
Harborview Mortgage Loan Trust
5.540% due 05/19/2035	382	383
Impac CMB Trust
5.720% due 07/25/2033	65	65
5.820% due 04/25/2034	60	60
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	861	860
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	621	622
MASTR Asset Securitization Trust
5.500% due 09/25/2033	79	78
Mellon Residential Funding Corp.
5.560% due 06/15/2030	559	560
MLCC Mortgage Investors, Inc.
6.990% due 01/25/2029	117	118
Prime Mortgage Trust
5.720% due 02/25/2019	22	22
5.720% due 02/25/2034	71	71
Salomon Brothers Mortgage Securities VII
4.000% due 12/25/2018	292	279
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	1,110	1,114
5.341% due 08/25/2034	1,369	1,372
6.383% due 01/25/2035	846	850
Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	404	405
5.650% due 09/19/2032	19	19
Structured Asset Securities Corp.
6.150% due 07/25/2032	1	1
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	1,502	1,502
5.440% due 08/25/2036	3,172	3,169
Washington Mutual, Inc.
4.816% due 10/25/2032	241	240
5.590% due 12/25/2045	485	486
5.610% due 10/25/2045	2,726	2,732
5.642% due 02/27/2034	75	75
5.663% due 01/25/2047	846	847
5.892% due 09/25/2046	1,273	1,273
6.129% due 05/25/2041	254	256
6.183% due 11/25/2042	353	354
6.383% due 06/25/2042	261	261
6.383% due 08/25/2042	96	97
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,500	1,490

Total Mortgage-Backed Securities (Cost $60,834)		60,736

ASSET-BACKED SECURITIES 14.3%
Accredited Mortgage Loan Trust
5.360% due 09/25/2036	3,672	3,675
ACE Securities Corp.
5.380% due 10/25/2036	1,828	1,829
5.430% due 10/25/2035	722	722
American Express Credit Account Master Trust
5.430% due 11/16/2009	2,000	2,001
Ameriquest Mortgage Securities, Inc.
5.650% due 06/25/2034	346	346
Amortizing Residential Collateral Trust
5.610% due 07/25/2032	13	13
Argent Securities, Inc.
5.370% due 09/25/2036	614	614
5.380% due 05/25/2036	2,811	2,812
5.400% due 01/25/2036	933	934
Asset-Backed Funding Certificates
5.380% due 10/25/2036	1,720	1,721
5.380% due 01/25/2037	1,262	1,263
Asset-Backed Securities Corp. Home Equity
5.595% due 09/25/2034	727	727
6.970% due 03/15/2032	396	396
Bear Stearns Asset-Backed Securities, Inc.
5.520% due 09/25/2034	137	137
Capital One Auto Finance Trust
5.340% due 12/14/2007	531	531
Carrington Mortgage Loan Trust
5.385% due 02/25/2036	471	471
Chase Credit Card Master Trust
5.430% due 02/15/2011	2,300	2,306
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	121	121
CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	5	5
Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	1,129	1,130
5.390% due 01/25/2036	591	591
5.420% due 10/25/2036	7,100	7,100
Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	2,033	2,034
5.370% due 05/25/2037	15,164	15,169
5.370% due 12/25/2046	681	681
5.370% due 03/25/2047	1,533	1,541
5.390% due 06/25/2037	1,505	1,505
5.400% due 06/25/2037	1,247	1,248
5.430% due 10/25/2046	1,592	1,593
5.800% due 12/25/2031	83	83
Credit-Based Asset Servicing & Securitization LLC
5.380% due 03/25/2036	536	536
5.380% due 11/25/2036	1,321	1,322
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	15	16
DaimlerChrysler Auto Trust
5.329% due 12/08/2007	496	497
Equity One Asset-Backed Securities, Inc.
5.600% due 11/25/2032	17	17
FBR Securitization Trust
5.440% due 11/25/2035	402	402
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	2,113	2,115
5.460% due 05/25/2035	164	164
Fremont Home Loan Trust
5.370% due 05/25/2036	693	693
5.380% due 01/25/2037	1,159	1,158
5.390% due 02/25/2037	909	910
GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	643	644
GSAMP Trust
5.390% due 12/25/2036	1,622	1,622
5.610% due 03/25/2034	259	260
GSR Mortgage Loan Trust
5.420% due 11/25/2030	252	253
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	1,422	1,423
5.670% due 09/20/2033	211	211
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	924	925
Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	1,064	1,064
5.420% due 03/25/2036	265	265
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	669	669
Lehman XS Trust
5.390% due 05/25/2046	682	682
5.400% due 11/25/2046	2,130	2,131
5.440% due 11/25/2036	2,392	2,395
Long Beach Mortgage Loan Trust
5.400% due 02/25/2036	317	317
5.410% due 01/25/2036	445	445
5.520% due 11/25/2034	82	82
5.600% due 10/25/2034	241	241
MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	1,631	1,632
Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	6,426	6,426
Morgan Stanley ABS Capital I
5.370% due 09/25/2036	5,695	5,699
Nelnet Student Loan Trust
5.146% due 09/25/2012	1,191	1,190
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	1,354	1,355
Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	446	446
Option One Mortgage Loan Trust
5.370% due 01/25/2037	1,778	1,779
5.420% due 11/25/2035	450	450
Park Place Securities, Inc.
5.480% due 09/25/2035	24	24
Residential Asset Mortgage Products, Inc.
5.430% due 09/25/2035	474	475
Residential Asset Securities Corp.
5.360% due 08/25/2036	783	783
5.390% due 11/25/2036	1,753	1,755
Saxon Asset Securities Trust
5.380% due 11/25/2036	861	861
SLM Student Loan Trust
5.330% due 10/25/2012	4,536	4,538
5.340% due 04/25/2012	2,495	2,496
5.360% due 01/25/2016	1,305	1,306
5.370% due 01/26/2015	282	282
Soundview Home Equity Loan Trust
5.370% due 10/25/2036	1,201	1,201
5.380% due 11/25/2036	6,375	6,370
5.400% due 01/25/2037	7,161	7,164
5.420% due 12/25/2035	123	123
5.430% due 11/25/2035	250	250
Structured Asset Securities Corp.
5.370% due 10/25/2036	1,896	1,897
5.420% due 09/25/2035	1,011	1,012
5.450% due 12/25/2035	605	606
Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034	82	83
Wachovia Auto Owner Trust
4.820% due 02/20/2009	394	394
Wells Fargo Home Equity Trust
5.370% due 01/25/2037	1,111	1,112
5.440% due 12/25/2035	1,596	1,597

Total Asset-Backed Securities (Cost $127,949)		128,064

SOVEREIGN ISSUES 0.7%
Korea Development Bank
5.490% due 04/03/2010 (a)	6,100	6,103

Total Sovereign Issues (Cost $6,100)		6,103

	Shares
PREFERRED STOCKS 0.5%
DG Funding Trust
7.600% due 12/31/2049	420	4,433

Total Preferred Stocks (Cost $4,462)		4,433

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 32.2%
Certificates of Deposit 6.0%
BNP Paribas
5.262% due 07/03/2008	$6,800	6,798
5.262% due 05/28/2008	1,200	1,200
BNP Paribas Finance, Inc.
5.270% due 09/23/2008	800	800
Calyon Financial, Inc.
5.340% due 01/16/2009	2,400	2,400
Dexia Credit Local S.A.
5.270% due 09/29/2008	8,900	8,900
Fortis Bank NY
5.265% due 04/28/2008	3,200	3,204
5.265% due 06/30/2008	1,400	1,400
5.300% due 09/30/2008	1,800	1,800
HSBC Bank USA N.A.
5.460% due 07/28/2008	3,100	3,105
Nordea Bank Finland PLC
5.298% due 05/28/2008	1,200	1,201
Royal Bank of Canada
5.267% due 06/30/2008	3,300	3,303
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	900	900
5.265% due 03/26/2008	800	800
Societe Generale NY
5.269% due 06/30/2008	5,600	5,602
5.270% due 03/25/2008	3,000	3,000
5.271% due 06/30/2008	900	900
5.625% due 06/11/2007	1,200	1,200
Unicredito Italiano NY
5.348% due 12/03/2007	5,400	5,403
5.360% due 05/29/2008	2,200	2,201

		54,117

Commercial Paper 25.1%
Abbey National N.A. LLC
5.200% due 06/11/2007	16,000	16,000
Bank of America Corp.
5.195% due 07/24/2007	10,700	10,522
5.200% due 07/24/2007	8,000	7,978
BNP Paribas Finance, Inc.
5.410% due 07/06/2007	7,500	7,497
Calyon N.A. LLC
5.175% due 07/09/2007	23,000	22,664
Cox Communications, Inc.
5.570% due 09/17/2007	600	600
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	2,700	2,667
Federal Home Loan Bank
5.000% due 04/02/2007	16,000	15,993
ING U.S. Funding LLC
5.220% due 06/22/2007	6,100	6,028
5.225% due 06/22/2007	13,300	13,140
Rabobank USA Financial Corp.
5.210% due 06/06/2007	23,100	22,872
5.390% due 06/06/2007	4,000	3,998
San Paolo IMI U.S. Financial Co.
5.220% due 06/27/2007	24,400	24,085
Societe Generale NY
5.220% due 08/22/2007	15,900	15,693
Svenska Handelsbanken, Inc.
5.220% due 08/20/2007	24,400	24,078
Time Warner, Inc.
5.360% due 04/12/2007	3,900	3,894
UBS Finance Delaware LLC
5.145% due 08/01/2007	400	393
5.160% due 08/01/2007	700	693
5.205% due 08/01/2007	1,100	1,082
5.215% due 08/01/2007	19,700	19,499
5.220% due 08/01/2007	4,700	4,641
Viacom, Inc.
5.594% due 05/29/2007	1,000	1,000

		225,017

Repurchase Agreements 0.7%
State Street Bank and Trust Co.
4.900% due 04/02/2007	5,930	5,930
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $6,050. Repurchase proceeds are $5,932.)

U.S. Treasury Bills 0.4%
4.948% due 05/31/2007 - 06/14/2007 (b)(c)(e)	4,010	4,008

Total Short-Term Instruments (Cost $289,073)		289,072

Purchased Options (g) (Cost $1,455)	0.2%	1,448
Total Investments (d) (Cost $898,947)	100.3%	$899,266
Written Options (h) (Premiums $1,310)	(0.1%)	(1,358)
Other Assets and Liabilities (Net)	(0.2%)	(1,363)

Net Assets	100.0%	$896,545

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) Securities with an aggregate market value of $250 have been pledged as collateral for swap and swaption contracts on March 31, 2007.

(d) As of March 31, 2007, portfolio securities with an aggregate value of $18,973 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $3,758 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	140	$(43)
90-Day Euribor December Futures	Long	12/2008	46	(9)
90-Day Euribor June Futures	Long	06/2008	189	(51)
90-Day Euribor March Futures	Long	03/2008	53	(21)
90-Day Euribor September Futures	Long	09/2008	46	(12)
90-Day Eurodollar December Futures	Long	12/2007	1,669	58
90-Day Eurodollar December Futures	Long	12/2008	165	138
90-Day Eurodollar June Futures	Long	06/2008	387	86
90-Day Eurodollar March Futures	Long	03/2008	1,862	106
90-Day Eurodollar September Futures	Long	09/2007	305	(123)
90-Day Eurodollar September Futures	Long	09/2008	95	93
90-Day Euroyen December Futures	Long	12/2007	189	38
90-Day Euroyen September Futures	Long	09/2007	128	27
Euro-Bund 10-Year Note June Futures	Long	06/2007	24	(27)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	26	1
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	56	7
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	82	(4)
U.S. Treasury 2-Year Note June Futures	Short	06/2007	103	11
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	50	(67)
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	5	5
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	55	(49)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	48	8
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	21	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	55	(70)

				$103

(f) Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY 54,000	$4
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	$5,000	26
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	1,000	5
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	400	5
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	300	3
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	300	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	200	2
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%	11/20/2007	5,100	11
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007	3,600	5
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	500	(1)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	500	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	6,000	118
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007	200	1
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	2,600	21
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	1,000	0

						$200

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	2,100	$(9)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	1,400	15
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,500	13
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,300	26
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		2,400	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		600	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,100	1
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		900	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		1,300	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	5,900	6
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,400	(10)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		700	(3)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		3,500	3
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		1,700	(36)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		200	(9)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,100	(11)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	310,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,290,000	14
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		500,000	2
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		170,000	3
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		170,000	2
UBS Warburg AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		290,000	2
UBS Warburg AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		4,150,000	21
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$26,700	(11)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		4,900	(4)

							$14

(g) Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.000	06/18/2007	337	$3	$0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	423	4	0

				$7	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	6,000	$28	$1
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	2,800	13	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		1,800	10	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$44,000	163	122
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		9,000	40	32
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007		4,900	24	54
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		13,800	76	74
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		30,000	132	192
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		10,000	41	16
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		30,000	78	17
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		30,000	160	210
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		36,000	81	42
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		45,700	227	328
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		33,600	203	181

								$1,276	$1,269

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$1,000	$44	$52
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	1,000	44	38
Call - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	1,000	45	47
Put - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	1,000	39	42

				$172	$179

(h) Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$108.000	05/25/2007	69	$28	$55
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	69	20	2

				$48	$57

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	2,000	$24	$5
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	800	13	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		500	10	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$19,000	156	135
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007		1,600	24	53
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		6,000	73	66
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		13,000	132	216
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		7,600	82	46
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		4,500	47	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		13,000	161	240
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		6,000	70	35
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		3,000	34	24
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		20,000	240	288
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		14,700	196	161

								$1,262	$1,301

(i) Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
Fannie Mae	5.500%	04/01/2037	$4,000	$3,961	$3,959
U.S. Treasury Notes	4.625%	02/15/2017	2,800	2,829	2,814

				$6,790	$6,773

(2)	Market value includes $19 of interest payable on short sales.

(j) Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,296	04/2007	$12	$0	$12
Buy	BRL	8,070	05/2007	215	0	215
Sell		8,070	05/2007	1	0	1
Buy		4,151	06/2007	131	0	131
Buy		2,439	10/2007	0	(6)	(6)
Buy		8,070	03/2008	0	(8)	(8)
Buy	CAD	191	04/2007	2	0	2
Buy	CLP	86,000	05/2007	0	(4)	(4)
Buy		44,534	06/2007	0	(2)	(2)
Buy	CNY	768	09/2007	2	0	2
Buy		11,517	11/2007	18	0	18
Sell		1,951	11/2007	0	0	0
Buy		4,059	01/2008	0	0	0
Buy	EUR	816	04/2007	1	0	1
Sell		1,430	04/2007	0	(1)	(1)
Sell	GBP	1,311	04/2007	0	(15)	(15)
Buy	INR	4,970	05/2007	2	0	2
Buy		2,596	06/2007	1	0	1
Sell	JPY	132,114	05/2007	0	(30)	(30)
Buy	KRW	89,964	04/2007	0	0	0
Sell		267,259	04/2007	1	0	1
Buy		1,082,809	05/2007	0	(5)	(5)
Buy		241,906	09/2007	1	0	1
Sell		241,906	09/2007	0	0	0
Buy	MXN	8,254	04/2007	1	(7)	(6)
Sell		8,254	04/2007	2	0	2
Buy		8,254	03/2008	0	(2)	(2)
Buy	NZD	408	04/2007	5	0	5
Buy	PLN	813	04/2007	8	0	8
Sell		813	04/2007	0	(1)	(1)
Buy		813	09/2007	1	0	1
Buy	RUB	3,184	09/2007	1	0	1
Buy		21,548	11/2007	10	0	10
Buy		50,111	12/2007	18	0	18
Buy	SGD	778	04/2007	5	0	5
Sell		418	04/2007	0	(1)	(1)
Buy		1,299	07/2007	7	0	7
Buy		172	09/2007	1	0	1
Buy	TWD	9,816	05/2007	0	0	0
Sell		8,733	05/2007	0	0	0
Buy	ZAR	201	05/2007	1	0	1
Buy		106	06/2007	0	0	0

				$447	$(82)	$365

Schedule of Investments

Money Market Portfolio

March 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 7.3%
Banking & Finance 7.3%
Allstate Life Global Funding Trusts
5.380% due 11/14/2007	$2,350	$2,351
American Honda Finance Corp.
5.470% due 10/22/2007	2,600	2,602
Bear Stearns Cos., Inc.
5.420% due 01/15/2008	2,600	2,602
CIT Group, Inc.
5.580% due 05/18/2007	3,200	3,201
Lehman Brothers Holdings, Inc.
5.385% due 07/19/2007	2,700	2,701
Morgan Stanley
5.485% due 11/09/2007	3,200	3,202
Santander U.S. Debt S.A. Unipersonal
5.360% due 09/21/2007	2,300	2,300
SLM Corp.
5.440% due 01/25/2008	3,200	3,203
Wachovia Bank N.A.
5.310% due 11/30/2007	2,600	2,601

Total Corporate Bonds & Notes (Cost $24,763)		24,763

SHORT-TERM INSTRUMENTS 90.7%
Certificates of Deposit 1.4%
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	3,200	3,199
Societe Generale NY
5.265% due 09/21/2007	1,600	1,600

		4,799

Commercial Paper 72.1%
ANZ National International Ltd.
5.165% due 09/05/2007	14,000	13,687
ASB Finance Ltd.
5.235% due 06/20/2007	11,800	11,664
Bank of America Corp.
5.245% due 07/24/2007	6,500	6,486
Barclays U.S. Funding Corp.
5.235% due 06/29/2007	9,500	9,449
Caisse d’Amortissement de la Dette Sociale
5.220% due 06/07/2007	4,500	4,459
Calyon N.A. LLC
5.230% due 07/09/2007	11,400	11,284
Danske Corp.
5.180% due 06/11/2007	5,200	5,195
Dexia Delaware LLC
5.235% due 06/13/2007	4,000	3,983
DnB NORBank ASA
5.200% due 07/11/2007	4,200	4,199
E.I. Du Pont De Nemours & Co.
5.380% due 04/02/2007	8,100	8,100
Fannie Mae
5.100% due 07/18/2007	12,800	12,606
Freddie Mac
5.050% due 05/29/2007	5,800	5,754
5.050% due 08/20/2007	12,200	11,960
5.052% due 09/24/2007	7,395	7,213
5.065% due 09/10/2007	4,284	4,187
General Electric Capital Corp.
5.210% due 10/26/2007	11,600	11,491
HBOS Treasury Services PLC
5.240% due 06/29/2007	4,450	4,441
ING U.S. Funding LLC
5.230% due 06/22/2007	13,000	12,994
IXIS Commercial Paper Corp.
5.240% due 06/13/2007	13,000	12,939
Nordea N.A., Inc.
5.170% due 07/11/2007	11,300	11,138
Oesterreichische
5.205% due 04/27/2007	2,600	2,591
5.225% due 04/27/2007	9,700	9,665
Rabobank USA Financial Corp.
5.400% due 06/06/2007	13,900	13,900
Royal Bank of Scotland Group PLC
5.215% due 06/08/2007	3,800	3,763
San Paolo IMI U.S. Financial Co.
5.170% due 06/27/2007	2,400	2,400
Toyota Motor Credit Corp.
5.230% due 08/07/2007	11,500	11,487
UBS Finance Delaware LLC
5.160% due 08/01/2007	10,600	10,492
Unicredit Delaware, Inc.
5.170% due 05/24/2007	5,000	4,963
Westpac Banking Corp.
5.225% due 07/09/2007	13,100	12,976

		245,466

Repurchase Agreements 17.2%
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007	58,000	58,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $59,367. Repurchase proceeds are $58,025.)
State Street Bank and Trust Co.
4.900% due 04/02/2007	584	584
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $599. Repurchase proceeds are $584.)

		58,584

Total Short-Term Instruments (Cost $308,849)		308,849

Total Investments (Cost $333,612)	98.0%	$333,612
Other Assets and Liabilities (Net)	2.0%	6,746

Net Assets	100.0%	$340,358

See Accompanying Notes

Schedule of Investments

Real Return Portfolio

March 31, 2007 (Unaudited)

	Principal Amount (000s)		Value (000s)
BANK LOAN OBLIGATIONS 0.1%
Georgia-Pacific Corp.
7.340% due 12/20/2012		$905	$910
7.364% due 12/20/2012		85	86

Total Bank Loan Obligations (Cost $990)			996

CORPORATE BONDS & NOTES 10.9%
Banking & Finance 8.9%
American Express Centurion Bank
5.319% due 05/07/2008		500	500
American International Group, Inc.
5.350% due 06/23/2008		1,200	1,200
Atlantic & Western Re Ltd.
11.599% due 01/09/2009		900	916
Bank of America Corp.
5.370% due 11/06/2009		900	900
5.510% due 02/17/2009		5,400	5,414
Bank of America N.A.
5.350% due 12/18/2008		5,400	5,398
Bank of Ireland
5.360% due 12/19/2008		1,500	1,501
5.400% due 12/18/2009		1,000	1,001
C10 Capital SPV Ltd.
6.722% due 12/01/2049		500	494
Calabash Re II Ltd.
16.255% due 01/08/2010		250	261
Charter One Bank N.A.
5.410% due 04/24/2009		8,400	8,404
CIT Group, Inc.
5.510% due 01/30/2009		4,600	4,608
Citigroup, Inc.
5.380% due 12/28/2009		3,900	3,900
5.388% due 12/26/2008		4,900	4,904
5.400% due 01/30/2009		1,000	1,001
5.410% due 05/02/2008		1,000	1,001
Commonwealth Bank of Australia
5.360% due 06/08/2009		400	400
DnB NORBank ASA
5.430% due 10/13/2009		1,100	1,101
Export-Import Bank of Korea
5.580% due 10/04/2011		1,600	1,602
Ford Motor Credit Co.
7.250% due 10/25/2011		1,300	1,265
Foundation Re II Ltd.
12.110% due 11/26/2010		800	814
General Electric Capital Corp.
5.360% due 10/24/2008		800	800
5.380% due 12/12/2008		900	901
5.388% due 03/04/2008		2,800	2,803
5.390% due 10/26/2009		1,000	1,000
General Motors Acceptance Corp.
6.750% due 12/01/2014		1,600	1,575
Goldman Sachs Group, Inc.
5.650% due 06/28/2010		4,700	4,728
HBOS Treasury Services PLC
5.320% due 07/17/2008		1,100	1,101
HSBC Finance Corp.
5.360% due 05/21/2008		1,200	1,201
5.420% due 10/21/2009		1,900	1,901
JPMorgan Chase & Co.
5.370% due 06/26/2009		700	700
5.396% due 06/26/2009		5,500	5,505
Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008		300	300
Merrill Lynch & Co., Inc.
5.400% due 10/23/2008		2,500	2,500
Morgan Stanley
5.360% due 11/21/2008		1,000	1,000
Mystic Re Ltd.
14.360% due 12/05/2008		600	605
Phoenix Quake Ltd.
7.810% due 07/03/2008		500	504
Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008		2,000	2,009
Rabobank Nederland
5.380% due 01/15/2009		800	801
Redwood Capital IX Ltd.
11.614% due 01/09/2008		500	505
12.114% due 01/09/2008		500	505
Residential Reinsurance 2004 Ltd.
11.310% due 06/08/2007		1,400	1,401
Royal Bank of Scotland Group PLC
5.410% due 07/21/2008		400	400
Santander U.S. Debt S.A. Unipersonal
5.360% due 09/21/2007		400	400
5.408% due 11/20/2009		2,700	2,703
5.410% due 09/19/2008		500	501
Shackleton Re Ltd.
13.360% due 02/07/2008		1,000	1,016
Travelers Property Casualty Corp.
3.750% due 03/15/2008		100	98
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		1,700	1,701
Vita Capital III Ltd.
6.486% due 01/01/2012		700	701
VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008		1,700	1,703
Wachovia Bank N.A.
5.360% due 02/23/2009		5,400	5,398
5.418% due 12/02/2010		2,400	2,402
Westpac Banking Corp.
5.280% due 06/06/2008		5,400	5,400
World Savings Bank FSB
5.400% due 06/20/2008		300	300
5.400% due 05/08/2009		300	300
5.473% due 03/02/2009		300	301

			102,254

Industrials 1.0%
C8 Capital SPV Ltd.
6.640% due 12/31/2049		500	496
CSC Holdings, Inc.
7.875% due 12/15/2007		600	608
EchoStar DBS Corp.
5.750% due 10/01/2008		500	502
7.000% due 10/01/2013		5,000	5,175
Pemex Project Funding Master Trust
7.375% due 12/15/2014		500	553
8.625% due 02/01/2022		200	250
Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007		200	202
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		100	100
Wal-Mart Stores, Inc.
5.250% due 06/16/2008		3,200	3,199

			11,085

Utilities 1.0%
America Movil S.A. de C.V.
5.448% due 06/27/2008		5,500	5,507
AT&T, Inc.
5.460% due 02/05/2010		2,800	2,804
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		100	102
CMS Energy Corp.
9.875% due 10/15/2007		1,600	1,642
Dominion Resources, Inc.
5.540% due 11/14/2008		300	300
Embarq Corp.
7.082% due 06/01/2016		300	307
NiSource Finance Corp.
5.930% due 11/23/2009		800	801

			11,463

Total Corporate Bonds & Notes (Cost $124,239)			124,802

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017		475	512
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
6.426% due 12/15/2013		130	140
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023		500	533

Total Municipal Bonds & Notes (Cost $1,015)			1,185

U.S. GOVERNMENT AGENCIES 13.0%
Fannie Mae
4.190% due 11/01/2034		6,593	6,530
4.548% due 07/01/2035		811	810
4.673% due 05/25/2035		2,900	2,876
4.682% due 01/01/2035		715	711
5.380% due 12/25/2036		534	534
5.470% due 08/25/2034		533	534
5.500% due 03/01/2034 - 04/01/2037		70,246	69,536
5.670% due 05/25/2042		312	313
5.950% due 02/25/2044		1,174	1,174
6.000% due 09/01/2035 - 04/01/2037		14,795	14,908
6.133% due 06/01/2043 - 09/01/2044		13,149	13,321
7.386% due 11/01/2024		17	17
Freddie Mac
4.000% due 03/15/2023 - 10/15/2023		1,088	1,075
4.555% due 01/01/2034		710	708
5.000% due 02/15/2020 - 08/15/2020		10,414	10,368
5.580% due 08/25/2031		196	197
5.670% due 12/15/2030		515	517
6.133% due 10/25/2044 - 02/25/2045		18,793	18,940
Small Business Administration
4.504% due 02/01/2014		1,654	1,608
4.880% due 11/01/2024		3,680	3,634

Total U.S. Government Agencies (Cost $148,315)			148,311

U.S. TREASURY OBLIGATIONS 108.6%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010		109,450	105,863
1.625% due 01/15/2015		3,301	3,170
1.875% due 07/15/2015		116,236	113,662
2.000% due 01/15/2014		102,884	101,911
2.000% due 07/15/2014		97,184	96,273
2.000% due 01/15/2016		16,288	16,041
2.000% due 01/15/2026		53,576	50,934
2.375% due 04/15/2011		51,413	52,098
2.375% due 01/15/2017		16,937	17,194
2.375% due 01/15/2025		105,598	106,316
2.375% due 01/15/2027		24,096	24,302
2.500% due 07/15/2016		19,833	20,358
3.000% due 07/15/2012		118,960	124,732
3.375% due 01/15/2012		4,580	4,861
3.375% due 04/15/2032		1,833	2,235
3.500% due 01/15/2011		45,668	48,232
3.625% due 01/15/2008		39,133	39,743
3.625% due 04/15/2028		61,798	75,241
3.875% due 01/15/2009		69,662	72,228
3.875% due 04/15/2029		83,854	106,468
4.250% due 01/15/2010		47,665	50,702
U.S. Treasury Bonds
6.625% due 02/15/2027		1,300	1,577
8.875% due 08/15/2017		1,000	1,337
U.S. Treasury Notes
4.000% due 02/15/2014		3,000	2,914
4.500% due 02/28/2011		1,700	1,698
4.875% due 04/30/2011		4,600	4,657
4.875% due 08/15/2016		200	203

Total U.S. Treasury Obligations (Cost $1,248,451)			1,244,950

MORTGAGE-BACKED SECURITIES 6.4%
American Home Mortgage Investment Trust
5.470% due 09/25/2035		155	155
Arkle Master Issuer PLC
5.300% due 11/19/2007		1,300	1,300
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036		2,827	2,827
Banc of America Funding Corp.
4.620% due 02/20/2036		3,312	3,284
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		199	202
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		600	606
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021		167	167
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		4,257	4,209
4.900% due 12/25/2035		236	235
Countrywide Alternative Loan Trust
5.390% due 07/25/2046		610	610
5.400% due 09/20/2046		864	864
5.500% due 01/25/2046		500	499
5.500% due 02/20/2047		1,434	1,432
5.600% due 12/25/2035		117	117
Countrywide Home Loan Mortgage Pass-Through Trust
3.790% due 11/19/2033		262	254
5.660% due 06/25/2035		726	725
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		1,071	1,067
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.420% due 10/25/2036		1,247	1,248
First Horizon Alternative Mortgage Securities
4.747% due 06/25/2034		931	930
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		8,365	8,231
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046		761	761
5.400% due 01/25/2047		5,376	5,378
5.540% due 06/25/2045		1,254	1,256
5.590% due 11/25/2045		780	782
GSR Mortgage Loan Trust
4.539% due 09/25/2035		2,417	2,393
Harborview Mortgage Loan Trust
5.540% due 05/19/2035		340	341
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		418	418
Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046		1,045	1,045
5.420% due 01/25/2037		809	810
JPMorgan Mortgage Trust
5.011% due 07/25/2035		1,470	1,463
MASTR Adjustable Rate Mortgages Trust
3.787% due 11/21/2034		700	688
Mellon Residential Funding Corp.
5.670% due 11/15/2031		1,229	1,232
5.760% due 12/15/2030		999	1,003
Merrill Lynch Floating Trust
5.390% due 06/15/2022		267	267
Residential Accredit Loans, Inc.
5.620% due 08/25/2035		402	403
Securitized Asset Sales, Inc.
7.614% due 11/26/2023		12	12
Sequoia Mortgage Trust
5.670% due 10/19/2026		381	381
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034		749	752
6.383% due 01/25/2035		450	451
Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036		882	882
5.510% due 06/25/2036		391	392
Structured Asset Securities Corp.
5.331% due 10/25/2035		766	763
5.370% due 05/25/2036		63	63
TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036		182	182
5.430% due 01/25/2037		1,211	1,212
Thornburg Mortgage Securities Trust
5.430% due 04/25/2036		93	93
5.430% due 12/25/2036		4,975	4,975
5.440% due 08/25/2036		2,379	2,377
Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034		767	770
Washington Mutual, Inc.
5.580% due 11/25/2045		640	643
5.610% due 08/25/2045		154	154
5.610% due 10/25/2045		4,284	4,293
5.663% due 01/25/2047		2,068	2,069
5.743% due 12/25/2046		265	266
5.892% due 11/25/2046		293	296
5.896% due 07/25/2046		2,230	2,241
5.983% due 02/25/2046		563	565
6.183% due 11/25/2042		148	149
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034		542	530
4.110% due 06/25/2035		1,008	1,002

Total Mortgage-Backed Securities (Cost $72,562)			72,715

ASSET-BACKED SECURITIES 12.3%
Aames Mortgage Investment Trust
5.380% due 04/25/2036		100	100
Accredited Mortgage Loan Trust
5.480% due 09/25/2035		300	300
ACE Securities Corp.
5.370% due 07/25/2036		522	522
5.370% due 12/25/2036		331	331
5.430% due 10/25/2035		880	881
American Express Credit Account Master Trust
5.430% due 11/16/2009		4,200	4,203
Argent Securities, Inc.
5.370% due 10/25/2036		1,149	1,150
5.390% due 04/25/2036		591	591
5.400% due 03/25/2036		593	593
Asset-Backed Funding Certificates
5.380% due 11/25/2036		148	149
5.380% due 01/25/2037		4,544	4,547
5.670% due 06/25/2034		1,418	1,421
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036		131	131
Bank One Issuance Trust
5.430% due 12/15/2010		600	601
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036		171	171
5.400% due 12/25/2035		202	202
5.410% due 04/25/2036		313	313
5.520% due 09/25/2034		593	594
5.650% due 10/25/2032		58	58
5.650% due 01/25/2036		163	163
5.770% due 03/25/2043		191	191
Capital One Auto Finance Trust
5.340% due 12/14/2007		487	487
Carrington Mortgage Loan Trust
5.370% due 01/25/2037		1,107	1,107
Centex Home Equity
5.370% due 06/25/2036		1,826	1,827
Chase Credit Card Master Trust
5.420% due 10/15/2009		400	400
5.430% due 10/15/2010		500	501
5.430% due 02/15/2011		1,000	1,003
5.440% due 02/15/2010		300	300
Chase Issuance Trust
5.330% due 12/15/2010		400	400
Citibank Credit Card Issuance Trust
5.460% due 01/15/2010		1,505	1,507
Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036		435	435
5.400% due 12/25/2035		841	842
Countrywide Asset-Backed Certificates
5.350% due 01/25/2046		1,501	1,501
5.370% due 01/25/2037		924	925
5.370% due 05/25/2037		3,932	3,936
5.370% due 05/25/2037		1,204	1,204
5.380% due 09/25/2046		538	539
5.390% due 07/25/2036		399	399
5.390% due 09/25/2036		682	683
5.390% due 06/25/2037		7,711	7,715
5.430% due 10/25/2046		1,257	1,257
5.450% due 07/25/2036		410	410
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036		2,730	2,732
DaimlerChrysler Auto Trust
5.329% due 12/08/2007		1,805	1,806
Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034		96	96
FBR Securitization Trust
5.440% due 10/25/2035		38	38
First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036		3,721	3,723
5.370% due 11/25/2036		2,201	2,203
5.370% due 12/25/2036		266	266
5.410% due 01/25/2036		1,162	1,163
5.460% due 05/25/2035		82	82
Fremont Home Loan Trust
5.370% due 10/25/2036		156	156
5.380% due 01/25/2037		535	535
5.490% due 01/25/2036		251	251
GSAMP Trust
5.360% due 10/25/2036		243	244
5.390% due 10/25/2036		202	202
5.390% due 12/25/2036		1,081	1,081
5.410% due 11/25/2035		1,522	1,523
5.430% due 11/25/2035		537	537
5.610% due 03/25/2034		236	236
GSR Mortgage Loan Trust
5.420% due 11/25/2030		505	505
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036		395	395
Home Equity Asset Trust
5.400% due 05/25/2036		545	545
5.430% due 02/25/2036		297	297
Honda Auto Receivables Owner Trust
5.342% due 11/15/2007		688	689
HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036		264	264
5.370% due 12/25/2036		5,630	5,633
5.400% due 12/25/2035		627	628
Hyundai Auto Receivables Trust
5.348% due 11/15/2007		167	168
Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036		460	460
5.380% due 04/25/2037		3,192	3,192
5.420% due 03/25/2036		450	451
JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036		206	206
5.370% due 07/25/2036		440	440
5.370% due 08/25/2036		1,003	1,004
5.370% due 10/25/2036		2,899	2,899
5.390% due 11/25/2036		222	222
5.530% due 06/25/2035		58	58
Lehman XS Trust
5.390% due 05/25/2046		511	512
5.400% due 04/25/2046		1,787	1,788
5.400% due 07/25/2046		1,009	1,009
5.400% due 11/25/2046		1,278	1,278
Long Beach Mortgage Loan Trust
5.350% due 06/25/2036		96	96
5.360% due 11/25/2036		170	170
5.380% due 04/25/2036		147	148
5.390% due 03/25/2036		143	143
5.400% due 02/25/2036		291	291
5.410% due 01/25/2036		296	297
5.500% due 08/25/2035		240	240
5.520% due 11/25/2034		77	78
MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036		67	67
5.380% due 11/25/2036		2,718	2,720
5.400% due 01/25/2036		726	727
MBNA Credit Card Master Note Trust
5.420% due 12/15/2011		100	100
5.505% due 09/15/2010		200	200
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037		380	380
5.370% due 05/25/2037		811	812
5.390% due 08/25/2036		3,756	3,756
5.390% due 07/25/2037		748	748
5.400% due 01/25/2037		207	207
5.477% due 06/25/2036		295	295
Morgan Stanley ABS Capital I
5.350% due 06/25/2036		50	50
5.360% due 06/25/2036		109	109
5.360% due 07/25/2036		2,950	2,952
5.360% due 10/25/2036		673	674
5.370% due 09/25/2036		642	642
5.370% due 10/25/2036		423	423
5.400% due 12/25/2035		38	38
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036		166	166
Nelnet Student Loan Trust
5.146% due 09/25/2012		4,764	4,761
5.320% due 10/27/2014		179	179
5.450% due 07/25/2016		526	527
5.450% due 10/25/2016		575	576
New Century Home Equity Loan Trust
5.440% due 10/25/2035		16	16
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036		338	339
Nissan Auto Lease Trust
5.347% due 12/14/2007		150	150
Nomura Asset Acceptance Corp.
5.460% due 01/25/2036		400	400
Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036		119	119
Option One Mortgage Loan Trust
5.360% due 02/25/2037		83	84
5.370% due 07/25/2036		109	109
5.420% due 11/25/2035		342	342
Park Place Securities, Inc.
5.580% due 09/25/2035		71	71
Renaissance Home Equity Loan Trust
5.700% due 12/25/2032		104	105
Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		288	288
5.400% due 01/25/2036		224	225
Residential Asset Securities Corp.
5.360% due 06/25/2036		2,945	2,947
5.390% due 04/25/2036		120	120
5.390% due 11/25/2036		2,189	2,191
5.420% due 10/25/2035		49	49
Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035		924	924
Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036		235	235
5.380% due 12/25/2036		10,360	10,364
5.390% due 10/25/2035		176	176
SG Mortgage Securities Trust
5.420% due 10/25/2035		4	4
SLM Student Loan Trust
5.330% due 10/25/2012		998	998
5.330% due 07/25/2013		700	700
5.340% due 04/25/2012		445	446
Soundview Home Equity Loan Trust
5.350% due 07/25/2036		1,080	1,081
5.370% due 10/25/2036		989	989
5.380% due 11/25/2036		539	538
5.390% due 02/25/2036		15	15
5.390% due 03/25/2036		165	165
5.420% due 10/25/2036		259	259
5.550% due 06/25/2035		264	264
Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		134	135
5.365% due 11/25/2037		84	84
Structured Asset Investment Loan Trust
5.370% due 07/25/2036		128	128
5.410% due 07/25/2035		13	13
Structured Asset Securities Corp.
4.900% due 04/25/2035		1,512	1,463
5.370% due 10/25/2036		1,154	1,155
5.400% due 11/25/2035		293	293
5.450% due 12/25/2035		991	991
Triad Auto Receivables Owner Trust
5.341% due 11/13/2007		177	177
Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		41	41
USAA Auto Owner Trust
5.030% due 11/17/2008		296	296
Wachovia Auto Owner Trust
4.820% due 02/20/2009		2,971	2,970
5.358% due 11/09/2007		69	69
Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		961	961
Wells Fargo Home Equity Trust
5.370% due 01/25/2037		1,204	1,204

Total Asset-Backed Securities (Cost $141,347)			141,372

SOVEREIGN ISSUES 0.0%
Colombia Government International Bond
10.000% due 01/23/2012		350	414

Total Sovereign Issues (Cost $352)			414

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	532	592
France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,652	2,343
Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		538	730
Pylon Ltd.
5.396% due 12/18/2008 (j)	EUR	700	944
7.796% due 12/18/2008		1,100	1,502
United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	1,100	5,518

Total Foreign Currency-Denominated Issues (Cost $11,320)			11,629

SHORT-TERM INSTRUMENTS 62.2%
Certificates of Deposit 6.5%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$7,200	7,203
BNP Paribas
5.262% due 07/03/2008		8,200	8,197
5.262% due 05/28/2008		5,400	5,402
Calyon Financial, Inc.
5.340% due 01/16/2009		1,800	1,800
Fortis Bank NY
5.265% due 06/30/2008		5,200	5,202
HSBC Bank USA N.A.
5.426% due 07/28/2008		1,100	1,102
Nordea Bank Finland PLC
5.267% due 03/31/2008		300	300
5.308% due 05/28/2008		700	700
Royal Bank of Canada
5.267% due 06/30/2008		7,900	7,908
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		5,700	5,699
Skandinav Enskilda BK
5.272% due 08/21/2008		100	100
5.340% due 08/21/2008		5,600	5,602
5.350% due 02/13/2009		5,400	5,403
Societe Generale NY
5.000% due 06/11/2007		900	900
5.258% due 06/20/2007		3,500	3,500
5.270% due 03/26/2008		5,700	5,700
5.271% due 06/30/2008		5,600	5,602
Unicredito Italiano NY
5.360% due 05/29/2008		4,200	4,202

			74,522

Commercial Paper 54.8%
Abbey National N.A. LLC
5.200% due 06/11/2007		25,800	25,800
Bank of America Corp.
5.200% due 07/24/2007		3,700	3,700
Bank of Ireland
5.235% due 06/14/2007		700	696
5.240% due 06/14/2007		30,100	29,973
Barclays U.S. Funding Corp.
5.215% due 06/29/2007		900	891
5.240% due 06/29/2007		31,600	31,405
5.250% due 06/29/2007		1,900	1,898
BNP Paribas Finance, Inc.
5.212% due 07/06/2007		20,200	20,000
Calyon N.A. LLC
5.175% due 07/09/2007		31,200	30,744
CBA (de) Finance
5.235% due 06/15/2007		2,700	2,681
Cox Communications, Inc.
5.570% due 09/17/2007		1,100	1,100
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		5,400	5,334
Danske Corp.
5.210% due 06/11/2007		3,900	3,859
Dexia Delaware LLC
5.220% due 06/13/2007		53,800	53,214
DnB NORBank ASA
5.220% due 07/11/2007		30,100	29,733
5.225% due 07/11/2007		3,900	3,847
Federal Home Loan Bank
5.000% due 04/02/2007		49,600	49,600
General Electric Capital Corp.
5.200% due 10/26/2007		2,500	2,456
5.210% due 10/26/2007		1,500	1,485
5.220% due 10/26/2007		24,900	24,647
HBOS Treasury Services PLC
5.215% due 06/11/2007		2,200	2,177
5.225% due 06/29/2007		100	99
5.240% due 06/29/2007		31,000	30,931
ING U.S. Funding LLC
5.220% due 06/22/2007		34,800	34,389
IXIS Commercial Paper Corp.
5.220% due 06/13/2007		500	496
5.230% due 06/13/2007		400	396
5.240% due 06/13/2007		4,100	4,071
5.250% due 06/13/2007		29,500	29,289
Nordea N.A., Inc.
5.220% due 07/11/2007		31,600	31,188
Rabobank USA Financial Corp.
5.210% due 06/06/2007		27,200	26,931
5.400% due 06/06/2007		6,900	6,900
Societe Generale NY
5.210% due 08/22/2007		11,000	10,888
5.220% due 08/22/2007		13,400	13,242
Svenska Handelsbanken, Inc.
5.185% due 08/20/2007		22,500	22,171
5.220% due 08/20/2007		1,300	1,283
Swedbank AB
5.235% due 06/05/2007		1,900	1,898
UBS Finance Delaware LLC
5.145% due 08/01/2007		800	786
5.160% due 08/01/2007		2,500	2,473
5.185% due 08/01/2007		200	200
5.225% due 08/01/2007		30,000	29,813
5.235% due 08/01/2007		600	598
Unicredito Italiano SpA
5.225% due 07/16/2007		26,700	26,506
Westpac Banking Corp.
5.210% due 07/09/2007		21,900	21,900
Westpac Trust Securities NZ Ltd.
5.220% due 06/06/2007		6,700	6,639

			628,327

Tri-Party Repurchase Agreements 0.4%
State Street Bank and Trust Co.
4.900% due 04/02/2007		4,102	4,102
(Dated 03/30/2007. Collateralized by Fannie Mae 6.070% due 05/12/2016 valued at $4,187. Repurchase proceeds are $4,104.)
U.S. Treasury Bills 0.5%

4.923% due 05/31/2007 - 06/14/2007 (a)(c)(d)(f)		6,045	5,981

Total Short-Term Instruments (Cost $713,048)			712,932

Purchased Options (h) (Cost $381)		0.0%	$336
Total Investments (e) (Cost $2,462,020)		214.6%	$2,459,640
Written Options (i) (Premiums $432)		(0.1%)	(605)
Other Assets and Liabilities (Net)		(114.5%)	(1,312,831)

Net Assets		100.0%	$1,146,204

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $1,236 have been pledged as collateral for swap and swaption contracts on March 31, 2007.

(d) Securities with an aggregate market value of $1,583 have been pledged as collateral for delayed-delivery securities on March 31, 2007.

(e) As of March 31, 2007, portfolio securities with an aggregate value of $11,648 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(f) Securities with an aggregate market value of $3,162 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Short	12/2007	28	$9
90-Day Eurodollar December Futures	Long	12/2008	35	34
90-Day Eurodollar June Futures	Long	06/2007	16	(11)
90-Day Eurodollar June Futures	Short	06/2008	61	(11)
90-Day Eurodollar June Futures	Long	06/2009	35	34
90-Day Eurodollar March Futures	Short	03/2008	28	0
90-Day Eurodollar March Futures	Long	03/2009	35	34
90-Day Eurodollar September Futures	Long	09/2007	33	(7)
90-Day Eurodollar September Futures	Short	09/2008	26	(8)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	108	23
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	272	87
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	108	21
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	272	(44)
Japan Government 10-Year Bond June Futures	Long	06/2007	43	(48)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	361	(14)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	14	3
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	718	1,342
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	229	(108)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	448	(224)

				$1,112

(g) Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(0.750%)	03/20/2012	$500	$13
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	2,900	5
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%	12/20/2008	1,500	2
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.330%	12/20/2008	1,500	2
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%	12/20/2008	1,500	9
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%	12/20/2008	3,000	6
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.325%	12/20/2008	1,400	2
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%	12/20/2008	1,400	9
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%	06/20/2011	700	41
Goldman Sachs & Co.	Masco Corp. 5.875% due 07/15/2012	Buy	(0.500%)	03/20/2012	1,000	7
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%	11/20/2007	1,000	1
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%	02/20/2008	2,000	1
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	1,000	9
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%	06/20/2007	1,500	20
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%	12/20/2008	1,400	2
Lehman Brothers, Inc.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.570%)	03/20/2012	500	13
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	1,300	30

						$172

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	4,700	$(6)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		18,700	(18)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		3,100	(4)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,900	(1)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035	CAD	1,900	(70)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		3,600	(132)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		5,000	(81)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	2,500	61
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	0
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		2,500	49
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		1,900	1
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		15,000	295
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		5,100	27
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,200	34
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		700	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		2,500	19
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		6,800	290
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		2,100	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,700	82
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		2,700	(11)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		2,700	20
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	(326)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		5,700	137
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,600	(45)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,800	43
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		4,300	76
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		2,500	337
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		5,000	(66)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		6,700	(59)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		5,000	(20)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	17,000	84
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		11,100	28
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		11,700	28
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		$3,700	(26)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		14,100	321
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		5,000	(77)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		12,400	(199)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		5,900	(6)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		23,000	28
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		1,800	11
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		49,500	1,036
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		5,400	(199)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		5,700	(267)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		23,500	(23)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		6,500	38
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,700	27
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		30,000	(29)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		100	2
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		3,100	(22)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		4,600	26
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		184,000	904
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		9,000	(8)

							$2,309

(h) Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$114.000	05/25/2007	216	$4	$4
Call - CBOT U.S. Treasury 30-Year Bond June Futures	120.000	05/25/2007	705	13	11
Put - CBOT U.S. Treasury 5-Year Note June Futures	101.500	05/25/2007	89	2	1

				$19	$16

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	$43,000	$189	$275
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	9,000	33	57

							$222	$332

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2037	$87.094	06/05/2007	$26,000	$3	$1
Put - OTC Treasury Inflation Protected Securities 0.875% due 04/15/2010	84.000	06/19/2007	100,000	23	1
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	72.000	06/19/2007	93,000	22	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 01/15/2014	84.000	05/21/2007	100,000	23	0
Put - OTC Treasury Inflation Protected Securities 2.000% due 07/15/2014	78.000	06/21/2007	90,000	21	0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	63.047	04/24/2007	100,000	24	0
Put - OTC Treasury Inflation Protected Securities 3.000% due 07/15/2012	84.000	04/23/2007	100,000	24	0

				140	2

Straddle Options

Description	Counterparty	Exercise Price(2)		Expiration Date	Notional Amount	Cost(2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	JPY	0.000%	04/19/2007	2,900	$0	$(1)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.		0.000%	04/19/2007	21,800	0	(25)
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	CHF	0.000%	09/26/2007	5,700	0	12

						0	(14)

(2)	Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i) Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$108.000	05/25/2007	240	$94	$191
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	54	24	9
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	240	76	8
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	54	11	16

				$205	$224

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	$19,000	$193	$317
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007	4,000	34	64

							$227	$381

(j) Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.396%	12/18/2008	12/11/2003	$850	$944	0.08%

(k) Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(3)
Treasury Inflation Protected Securities	1.875%	07/15/2013	$11,722	$11,589	$11,630
U.S. Treasury Notes	3.625%	05/15/2013	300	287	290
U.S. Treasury Notes	4.000%	02/15/2014	3,000	2,914	2,929
U.S. Treasury Notes	4.875%	08/15/2016	20,000	20,519	20,477

				$35,309	$35,326

(3)	Market value includes $234 of interest payable on short sales.

(l) Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	221	04/2007	$3	$0	$3
Sell		1,627	04/2007	0	(19)	(19)
Buy	CHF	3,644	06/2007	4	0	4
Buy	CNY	92,519	01/2008	144	0	144
Buy		92,514	03/2008	51	0	51
Buy	EUR	3,454	04/2007	2	0	2
Buy	GBP	63	04/2007	2	0	2
Sell		4,267	04/2007	0	(79)	(79)
Sell	JPY	214,500	05/2007	6	(4)	2
Buy	PLN	264	04/2007	3	0	3
Sell		264	04/2007	0	0	0
Buy		264	09/2007	0	0	0
Buy	RUB	2,255	12/2007	1	0	1

				$216	$(102)	$114

See Accompanying Notes

Schedule of Investments

RealEstateRealReturn Strategy Portfolio

March 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
U.S. GOVERNMENT AGENCIES 10.1%
Fannie Mae
6.000% due 09/01/2036 - 04/01/2037	$490	$493

Total U.S. Government Agencies (Cost $493)		493

U.S. TREASURY OBLIGATIONS 109.4%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	429	415
1.875% due 07/15/2015	1,223	1,196
2.000% due 01/15/2026	461	438
2.375% due 01/15/2017	101	102
2.375% due 01/15/2025	1,294	1,303
2.375% due 01/15/2027	232	234
2.500% due 07/15/2016	1,007	1,034
3.000% due 07/15/2012	452	474
3.500% due 01/15/2011	117	124

Total U.S. Treasury Obligations (Cost $5,342)		5,320

SHORT-TERM INSTRUMENTS 98.5%
Commercial Paper 69.3%
ABN AMRO N.A. Finance
5.160% due 04/05/2007	100	100
BNP Paribas Finance, Inc.
5.200% due 07/06/2007	250	246
Calyon N.A. LLC
5.210% due 07/09/2007	150	149
CBA (de) Finance
5.230% due 06/15/2007	150	148
Dexia Delaware LLC
5.250% due 06/13/2007	250	249
DnB NORBank ASA
5.220% due 07/11/2007	100	100
Freddie Mac
5.130% due 06/20/2007	600	593
5.145% due 05/31/2007	600	595
HBOS Treasury Services PLC
5.215% due 06/11/2007	100	99
HSBC Bank USA N.A.
5.220% due 04/23/2007	100	100
ING U.S. Funding LLC
5.220% due 06/22/2007	100	99
Nordea N.A., Inc.
5.250% due 07/11/2007	150	149
Rabobank USA Financial Corp.
5.215% due 06/06/2007	100	99
Santander Hispano Finance Delaware
5.215% due 06/14/2007	100	99
Societe Generale NY
5.210% due 08/22/2007	250	247
Swedbank AB
5.240% due 06/21/2007	100	100
UBS Finance Delaware LLC
5.240% due 08/01/2007	200	199

		3,371

Repurchase Agreements 27.0%
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007	1,100	1,100
(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.500% due 11/30/2011 valued at $1,133. Repurchase proceeds are $1,100.)
Lehman Brothers, Inc.
5.150% due 04/02/2007	100	100
(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $104. Repurchase proceeds are $100.)
State Street Bank and Trust Co.
4.900% due 04/02/2007	114	114
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $117. Repurchase proceeds are $114.)

		1,314

U.S. Treasury Bills 2.2%
4.964% due 05/31/2007 - 06/14/2007 (a)(c)	110	109

Total Short-Term Instruments (Cost $4,795)		4,794

Purchased Options (e) (Cost $1)	0.0%	0
Total Investments (Cost $10,631)	218.0%	$10,607
Written Options (f) (Premiums $3)	(0.0%)	(3)
Other Assets and Liabilities (Net)	(118.0%)	(5,739)

Net Assets	100.0%	$4,865

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Securities with an aggregate market value of $109 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2	$0
90-Day Eurodollar December Futures	Short	12/2008	1	0
90-Day Eurodollar June Futures	Long	06/2007	1	(1)
90-Day Eurodollar June Futures	Short	06/2008	1	(1)
90-Day Eurodollar March Futures	Short	03/2008	1	0
90-Day Eurodollar September Futures	Long	09/2007	4	(2)
90-Day Eurodollar September Futures	Short	09/2008	1	(1)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	2	1
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	2	0
U.S. Treasury 10-Year Note June Futures	Long	06/2007	3	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	3	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	4	(3)

				$(9)

(d) Swap agreements outstanding on March 31, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	100	$0
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011	EUR	100	1
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		600	3
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.261%	07/14/2011		100	3
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	100	(2)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		100	3
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012	JPY	30,000	0
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2017		$100	0
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		200	3

							$11

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Credit Suisse First Boston	Long	Dow Jones -Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	1	$(160)

(e) Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$120.000	05/25/2007	5	$0	$0
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	6	0	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	8	0	0

				$0	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	$70.000	04/23/2007	$1,000	$0	$0
Put - OTC Treasury Inflation Protected Securities 2.375% due 01/15/2025	75.000	06/06/2007	1,000	0	0
Put - OTC Treasury Inflation Protected Securities 2.500% due 07/15/2016	74.000	06/19/2007	1,000	1	0

				$1	$0

(f) Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$108.000	05/25/2007	2	$1	$2
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	2	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	2	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	2	0	1

				$3	$3

(g) Foreign currency contracts outstanding on March 31, 2007:

Type	Currency		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy		CHF	31	06/2007	$0	$0	$0
Buy		CNY	381	01/2008	1	0	1
Buy			440	03/2008	0	0	0
Buy		EUR	22	04/2007	0	0	0
Sell		GBP	18	04/2007	0	0	0
Buy		JPY	580	05/2007	0	0	0
Sell			817	05/2007	0	0	0

					$1	$0	$1

See Accompanying Notes

Schedule of Investments

Short-Term Portfolio

March 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 19.6%
Banking & Finance 11.1%
American International Group, Inc.
5.400% due 01/29/2010	$200	$200
Bear Stearns Cos., Inc.
5.450% due 02/23/2010	100	100
Citigroup, Inc.
5.410% due 05/02/2008	250	251
General Electric Capital Corp.
5.420% due 05/10/2010	100	100
5.420% due 10/06/2010	100	100
Goldman Sachs Group, Inc.
5.440% due 06/23/2009	200	200
5.485% due 10/05/2007	100	100
HSBC Finance Corp.
5.400% due 05/10/2007	170	170
5.485% due 09/15/2008	100	100
Lehman Brothers Holdings, Inc.
5.560% due 12/23/2010	100	101
MBNA Europe Funding PLC
5.430% due 09/07/2007	300	300
Morgan Stanley
5.470% due 02/09/2009	100	100
National Australia Bank Ltd.
5.380% due 09/11/2009	100	100
Rabobank Nederland
5.380% due 01/15/2009	200	200
Royal Bank of Scotland Group PLC
5.370% due 04/11/2008	100	100
VTB Capital S.A. for Vneshtorgbank
6.100% due 09/21/2007	100	100

		2,322

Industrials 6.5%
Albertson’s, Inc.
6.950% due 08/01/2009	100	103
ConocoPhillips
5.360% due 04/11/2007	100	100
CSC Holdings, Inc.
7.250% due 07/15/2008	100	102
Enterprise Products Operating LP
4.000% due 10/15/2007	30	30
Historic TW, Inc.
8.180% due 08/15/2007	100	101
HJ Heinz Co.
6.428% due 12/01/2008	100	102
Home Depot, Inc.
5.475% due 12/16/2009	100	100
Mirage Resorts, Inc.
6.750% due 08/01/2007	100	101
Service Corp. International
6.500% due 03/15/2008	100	101
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	100	100
Sungard Data Systems, Inc.
3.750% due 01/15/2009	100	96
Transocean, Inc.
5.548% due 09/05/2008	100	100
Walt Disney Co.
5.440% due 09/10/2009	100	100
Xerox Corp.
9.750% due 01/15/2009	100	108

		1,344

Utilities 2.0%
Entergy Gulf States, Inc.
3.600% due 06/01/2008	100	98
Midwest Generation LLC
8.300% due 07/02/2009	84	87
Ohio Edison Co.
4.000% due 05/01/2008	30	30
Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	100	100
SEMCO Energy, Inc.
7.125% due 05/15/2008	100	101

		416

Total Corporate Bonds & Notes (Cost $4,080)		4,082

U.S. GOVERNMENT AGENCIES 24.4%
Fannie Mae
5.000% due 07/25/2020 - 04/01/2037	612	594
5.380% due 12/25/2036	89	89
5.440% due 03/25/2034	41	41
5.470% due 08/25/2034	16	16
5.500% due 11/01/2016	101	102
5.670% due 05/25/2042	26	26
6.000% due 06/01/2017 - 04/01/2037	2,456	2,476
6.133% due 03/01/2044 - 07/01/2044	190	192
7.250% due 10/01/2031	16	16
Federal Home Loan Bank
5.500% due 03/02/2009	200	200
Freddie Mac
3.500% due 03/15/2022	107	106
5.000% due 01/15/2018	59	59
5.500% due 08/15/2030	4	4
5.670% due 06/15/2031	68	69
6.133% due 10/25/2044 - 02/25/2045	804	810
6.333% due 07/25/2044	167	169
9.500% due 12/01/2019	18	20
Ginnie Mae
5.000% due 02/20/2032	39	39
6.000% due 03/15/2032 - 03/20/2032	52	53

Total U.S. Government Agencies (Cost $5,081)		5,081

MORTGAGE-BACKED SECURITIES 9.9%
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	52	52
Banc of America Mortgage Securities, Inc.
7.325% due 07/20/2032	3	3
Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	15	15
4.750% due 10/25/2035	216	214
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	100	101
Countrywide Alternative Loan Trust
5.470% due 05/20/2046	69	69
5.600% due 02/25/2037	166	167
Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035	66	66
CS First Boston Mortgage Securities Corp.
5.629% due 05/25/2032	4	3
5.952% due 03/25/2032	22	21
First Republic Mortgage Loan Trust
5.620% due 08/15/2032	56	56
Greenpoint Mortgage Funding Trust
5.540% due 06/25/2045	108	108
GSR Mortgage Loan Trust
4.539% due 09/25/2035	81	80
Harborview Mortgage Loan Trust
5.540% due 05/19/2035	127	128
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	84	84
Indymac Index Mortgage Loan Trust
5.420% due 01/25/2037	81	81
Mellon Residential Funding Corp.
5.760% due 12/15/2030	24	24
Merrill Lynch Floating Trust
5.390% due 06/15/2022	89	89
Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	131	0
Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	90	90
5.550% due 05/25/2045	144	144
5.650% due 09/19/2032	16	16
Structured Asset Securities Corp.
5.370% due 05/25/2036	63	63
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	94	94
5.440% due 04/25/2036	100	100
Washington Mutual, Inc.
5.111% due 10/25/2032	4	3
5.590% due 12/25/2027	40	40
5.983% due 02/25/2046	70	71
6.183% due 11/25/2042	68	69
6.383% due 06/25/2042	18	18

Total Mortgage-Backed Securities (Cost $2,071)		2,069

ASSET-BACKED SECURITIES 18.1%
ACE Securities Corp.
5.370% due 12/25/2036	83	83
5.400% due 02/25/2036	73	73
Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	3	3
Argent Securities, Inc.
5.390% due 04/25/2036	33	33
Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	65	65
Bank One Issuance Trust
5.430% due 12/15/2010	200	200
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	85	86
5.400% due 10/25/2036	89	89
5.410% due 04/25/2036	45	45
5.650% due 10/25/2032	4	4
Capital One Auto Finance Trust
5.340% due 12/14/2007	44	44
Chase Credit Card Master Trust
5.430% due 02/15/2011	100	100
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	1	1
Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	100	100
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	93	93
5.370% due 05/25/2037	94	94
5.390% due 06/25/2036	85	85
5.390% due 07/25/2036	36	36
5.390% due 08/25/2036	39	39
5.480% due 02/25/2036	70	70
5.490% due 11/25/2035	41	41
5.800% due 12/25/2031	4	4
6.060% due 05/25/2032	1	1
CS First Boston Mortgage Securities Corp.
6.020% due 07/25/2032	1	1
6.060% due 08/25/2032	3	3
FBR Securitization Trust
5.440% due 10/25/2035	12	12
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 12/25/2036	89	89
5.390% due 01/25/2036	36	36
5.410% due 01/25/2036	43	43
First NLC Trust
5.440% due 02/25/2036	21	21
Fremont Home Loan Trust
5.380% due 01/25/2037	89	89
GSAMP Trust
5.410% due 11/25/2035	41	41
5.430% due 11/25/2035	51	51
5.440% due 12/25/2035	37	37
Home Equity Asset Trust
5.400% due 05/25/2036	50	50
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	92	92
Irwin Home Equity
5.860% due 07/25/2032	5	5
JPMorgan Mortgage Acquisition Corp.
5.370% due 10/25/2036	88	88
Lehman XS Trust
5.390% due 05/25/2046	57	57
Long Beach Mortgage Loan Trust
5.360% due 11/25/2036	85	85
5.390% due 03/25/2036	29	29
5.410% due 01/25/2036	74	74
5.500% due 08/25/2035	40	40
MASTR Asset-Backed Securities Trust
5.370% due 11/25/2036	89	89
5.400% due 01/25/2036	46	46
Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	63	63
5.390% due 02/25/2037	41	41
Morgan Stanley Capital I
5.390% due 02/25/2036	35	35
Nelnet Student Loan Trust
5.450% due 07/25/2016	75	75
New Century Home Equity Loan Trust
5.580% due 06/25/2035	69	69
Nissan Auto Lease Trust
5.347% due 12/14/2007	50	50
Option One Mortgage Loan Trust
5.360% due 02/25/2037	83	83
Quest Trust
5.880% due 06/25/2034	5	5
Renaissance Home Equity Loan Trust
5.680% due 11/25/2034	23	23
5.760% due 08/25/2033	18	18
5.820% due 12/25/2033	80	80
Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	26	26
5.400% due 02/25/2036	29	29
Residential Asset Securities Corp.
5.400% due 01/25/2036	33	33
5.420% due 10/25/2035	25	25
Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	123	123
SACO I, Inc.
5.400% due 04/25/2036	12	12
Saxon Asset Securities Trust
5.590% due 01/25/2032	1	1
SLM Student Loan Trust
5.330% due 07/25/2013	100	100
Soundview Home Equity Loan Trust
5.390% due 03/25/2036	16	16
5.390% due 05/25/2036	22	22
Specialty Underwriting & Residential Finance
5.365% due 11/25/2037	84	84
Structured Asset Investment Loan Trust
5.370% due 07/25/2036	64	64
5.410% due 07/25/2035	2	2
Structured Asset Securities Corp.
5.610% due 01/25/2033	4	4
Wachovia Auto Owner Trust
4.820% due 02/20/2009	121	121
Wells Fargo Home Equity Trust
5.560% due 10/25/2035	100	100

Total Asset-Backed Securities (Cost $3,769)		3,771

	Shares
PREFERRED STOCKS 0.5%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	100	102

Total Preferred Stocks (Cost $103)		102

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 41.3%
Certificates of Deposit 6.7%
Bank of Ireland
3.797% due 01/15/2010	$100	100
BNP Paribas
5.262% due 07/03/2008	200	200
Calyon Financial, Inc.
5.340% due 01/16/2009	100	100
Fortis Bank NY
5.300% due 09/30/2008	100	100
Nordea Bank Finland PLC
5.308% due 05/28/2008	100	100
Royal Bank of Canada
5.267% due 06/30/2008	200	200
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	100	100
5.265% due 03/26/2008	100	100
Skandinav Enskilda BK
5.340% due 08/21/2008	100	100
Societe Generale NY
5.265% due 09/21/2007	200	200
5.270% due 03/25/2008	100	100

		1,400

Commercial Paper 32.9%
Abbey National N.A. LLC
5.225% due 06/11/2007	100	99
Bank of Ireland
5.240% due 06/14/2007	700	697
Barclays U.S. Funding Corp.
5.215% due 06/29/2007	1,000	990
Danske Corp.
5.250% due 06/11/2007	700	699
Dexia Delaware LLC
5.230% due 06/13/2007	1,200	1,191
General Electric Capital Corp.
5.200% due 10/26/2007	300	295
HBOS Treasury Services PLC
5.225% due 06/29/2007	700	693
IXIS Commercial Paper Corp.
5.240% due 06/13/2007	700	697
Nordea N.A., Inc.
5.240% due 07/11/2007	500	498
Rabobank USA Financial Corp.
5.395% due 06/06/2007	400	400
Societe Generale NY
5.320% due 08/22/2007	300	300
UBS Finance Delaware LLC
5.160% due 08/01/2007	300	297

		6,856

Repurchase Agreements 1.3%
State Street Bank and Trust Co.
4.900% due 04/02/2007	270	270
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $278. Repurchase proceeds are $270.)

U.S. Treasury Bills 0.4%
5.003% due 05/31/2007 - 06/14/2007 (b)(d)	90	89

Total Short-Term Instruments (Cost $8,615)		8,615

Purchased Options (f) (Cost $18)	0.1%	27
Total Investments (c) (Cost $23,737)	113.9%	$23,747
Written Options (g) (Premiums $16)	(0.1%)	(20)
Other Assets and Liabilities (Net)	(13.8%)	(2,886)

Net Assets	100.0%	$20,841

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) As of March 31, 2007, portfolio securities with an aggregate value of $271 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $89 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2	$0
90-Day Eurodollar March Futures	Long	03/2008	19	7
U.S. Treasury 10-Year Note June Futures	Short	06/2007	7	2
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	13	(16)

				$(7)

(e) Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	$100	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012	EUR	100	$1
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$400	8
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		800	0

							$9

(f) Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	$1,000	$3	$2
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	500	3	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007	1,000	5	11
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	800	4	6
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	700	3	5

							$18	$27

(g) Written options outstanding on March 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	$200	$3	$2
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	200	2	2
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	600	7	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	300	4	5

							$16	$20

(h) Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
U.S. Treasury Notes	5.000%	02/15/2011	$200	$204	$205

(2)	Market value includes $2 of interest payable on short sales.

(i) Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	176	05/2007	$5	$0	$5
Sell		176	05/2007	0	0	0
Buy		176	03/2008	0	0	0
Buy	CLP	10,534	11/2007	0	0	0
Buy	CNY	1,791	01/2008	0	0	0
Buy		2,916	03/2008	1	0	1
Buy	EUR	14	04/2007	0	0	0
Sell	GBP	76	04/2007	0	(2)	(2)
Buy	KRW	73,886	05/2007	0	0	0
Buy	MXN	866	04/2007	0	0	0
Sell		866	04/2007	0	0	0
Buy		866	03/2008	0	0	0
Buy	NOK	346	04/2007	1	0	1
Buy	PLN	230	04/2007	0	(1)	(1)
Sell		230	04/2007	0	0	0
Buy		230	09/2007	0	0	0
Buy	RUB	2,368	12/2007	1	0	1
Buy	SGD	92	04/2007	1	0	1
Buy	ZAR	213	05/2007	0	(1)	(1)

				$9	$(4)	$5

See Accompanying Notes

Schedule of Investments

Small Cap StocksPLUS® TR Portfolio

March 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 14.7%
Banking & Finance 11.1%
American Honda Finance Corp.
5.410% due 02/09/2010	$30	$30
Caterpillar Financial Services Corp.
5.420% due 05/18/2009	30	30
Ford Motor Credit Co.
7.250% due 10/25/2011	30	30
General Electric Capital Corp.
5.430% due 08/15/2011	50	50
Goldman Sachs Group, Inc.
5.690% due 07/23/2009	30	30
HSBC Finance Corp.
5.610% due 05/10/2010	30	30
5.640% due 11/16/2009	20	20
Lehman Brothers Holdings, Inc.
5.460% due 11/16/2009	30	30
Morgan Stanley
5.360% due 11/21/2008	30	30
SLM Corp.
5.500% due 07/27/2009	30	30
Wachovia Corp.
5.410% due 12/01/2009	30	30

		340

Industrials 2.3%
DaimlerChrysler N.A. Holding Corp.
5.890% due 10/31/2008	38	38
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	30	34

		72

Utilities 1.3%
TXU Electric Delivery Co.
5.725% due 09/16/2008	30	30
Verizon Communications, Inc.
5.399% due 04/03/2009 (a)	10	10

		40

Total Corporate Bonds & Notes (Cost $451)		452

U.S. GOVERNMENT AGENCIES 33.6%
Fannie Mae
6.000% due 12/01/2099	1,000	1,007
Freddie Mac
4.250% due 09/15/2024	21	21

Total U.S. Government Agencies (Cost $1,031)		1,028

MORTGAGE-BACKED SECURITIES 1.4%
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 03/25/2037	29	29
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	12	13

Total Mortgage-Backed Securities (Cost $42)		42

ASSET-BACKED SECURITIES 17.5%
American Express Credit Account Master Trust
5.320% due 01/18/2011	30	30
Bank One Issuance Trust
5.440% due 06/15/2010	30	30
Chase Credit Card Master Trust
5.430% due 07/15/2010	30	30
Citigroup Mortgage Loan Trust, Inc.
5.360% due 12/25/2036	30	30
5.390% due 01/25/2037	29	29
5.400% due 12/25/2035	25	25
Countrywide Asset-Backed Certificates
5.510% due 06/25/2036	30	30
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	26	26
Fremont Home Loan Trust
5.420% due 05/25/2036	30	30
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	27	27
Long Beach Mortgage Loan Trust
5.400% due 02/25/2036	21	21
MASTR Asset-Backed Securities Trust
5.360% due 09/25/2036	23	23
5.370% due 01/25/2037	30	29
MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	30	30
5.440% due 08/16/2010	30	30
Morgan Stanley ABS Capital I
5.360% due 01/25/2037	29	29
Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	29	29
Structured Asset Securities Corp.
5.420% due 01/25/2037	28	28
Wells Fargo Home Equity Trust
5.420% due 03/25/2037	30	30

Total Asset-Backed Securities (Cost $536)		536

SHORT-TERM INSTRUMENTS 68.3%
Certificates of Deposit 3.6%
Dexia S.A.
5.270% due 09/29/2008	30	30
Fortis Bank NY
5.300% due 09/30/2008	30	30
Skandinav Enskilda BK
5.350% due 02/13/2009	10	10
Societe Generale NY
5.270% due 03/26/2008	40	40

		110

Commercial Paper 12.9%
Bank of America Corp.
5.230% due 06/05/2007	100	99
Barclays U.S. Funding Corp.
5.240% due 05/29/2007	100	99
HBOS Treasury Services PLC
5.235% due 05/21/2007	100	99
UBS Finance Delaware LLC
5.240% due 04/25/2007	100	100

		397

Repurchase Agreements 45.3%
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007	1,000	1,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.500% due 11/30/2011 valued at $1,017. Repurchase proceeds are $1,000.)
Lehman Brothers, Inc.
5.150% due 04/02/2007	200	200
(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $203. Repurchase proceeds are $200.)
State Street Bank and Trust Co.
4.900% due 04/02/2007	189	189
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $197. Repurchase proceeds are $189.)

		1,389

U.S. Treasury Bills 6.5%
4.956% due 05/31/2007 - 06/14/2007 (b)(d)	200	198

Total Short-Term Instruments (Cost $2,094)		2,094

Purchased Options (f) (Cost $1)	0.0%	0
Total Investments (c) (Cost $4,155)	135.5%	$4,152
Other Assets and Liabilities (Net)	(35.5%)	(1,088)

Net Assets	100.0%	$3,064

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) As of March 31, 2007, portfolio securities with an aggregate value of $40 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $198 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2008	8	$8
90-Day Eurodollar June Futures	Long	06/2008	8	8
90-Day Eurodollar March Futures	Long	03/2008	10	7
90-Day Eurodollar September Futures	Long	09/2008	8	8
Russell 2000 E-mini Index June Futures	Long	06/2007	38	99
U.S. Treasury 10-Year Note June Futures	Long	06/2007	3	1
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	2	0

				$131

(e) Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	$30	$0
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%	02/20/2008	30	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	30	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.090%	03/20/2012	30	0

						$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/28/2012	EUR	30	$0
UBS Warburg AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	20,000	0
UBS Warburg AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		10,000	0

							$0

(f) Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - OTC Russell 2000 Index June Futures	$475.000	06/15/2007	20	$1	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 05/01/2037	$90.000	05/07/2007	$1,000	$0	$0

(g) Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation
Buy	BRL	8	10/2007	$0	$0	$0
Buy	EUR	4	04/2007	0	0	0
Sell	GBP	3	04/2007	0	0	0

				$0	$0	$0

See Accompanying Notes

Schedule of Investments

StocksPLUS® Growth and Income Portfolio

March 31, 2007 (Unaudited)

		Principal Amount (000s )	Value (000s )
CORPORATE BONDS & NOTES 35.5%
Banking & Finance 23.2%
American Express Bank FSB
5.380% due 10/20/2009		$200	$200
American Express Credit Corp.
5.380% due 11/09/2009		200	200
American Honda Finance Corp.
5.410% due 02/09/2010		900	900
American International Group, Inc.
5.370% due 06/16/2009		800	800
ASIF Global Financing XXVIII
5.400% due 05/03/2007		100	100
Bank of America Corp.
5.360% due 06/19/2009		800	801
Bank of Ireland
5.360% due 12/19/2008		900	901
CIT Group, Inc.
5.000% due 11/24/2008		300	299
Citigroup, Inc.
4.200% due 12/20/2007		2,500	2,481
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)		1,700	1,479
Export-Import Bank of Korea
5.600% due 11/16/2010		1,900	1,903
Ford Motor Credit Co.
4.950% due 01/15/2008		100	99
6.180% due 09/28/2007		600	600
General Electric Capital Corp.
5.390% due 10/26/2009		400	400
5.400% due 01/05/2009		200	200
5.430% due 08/15/2011		800	800
Goldman Sachs Group, Inc.
5.400% due 03/30/2009		200	200
5.440% due 11/16/2009		900	901
HSBC Finance Corp.
6.538% due 11/13/2007		100	100
ICICI Bank Ltd.
5.900% due 01/12/2010		300	301
Lehman Brothers Holdings, Inc.
5.450% due 01/23/2009		300	300
5.460% due 11/16/2009		500	500
5.580% due 07/18/2011		100	100
Merrill Lynch & Co., Inc.
5.380% due 12/22/2008		500	500
5.400% due 10/23/2008		200	200
5.428% due 12/04/2009		200	200
Morgan Stanley
5.450% due 01/15/2010		500	500
Osiris Capital PLC
8.210% due 01/15/2010		500	502
Royal Bank of Scotland Group PLC
5.350% due 12/21/2007		600	601
5.760% due 07/06/2012		300	300
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		900	901
VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008		200	200
Wachovia Corp.
5.490% due 10/15/2011		900	901
Wells Fargo & Co.
5.380% due 03/10/2008		200	200
Westpac Banking Corp.
5.280% due 06/06/2008		100	100
World Savings Bank FSB
5.400% due 05/08/2009		850	850

			20,520

Industrials 8.0%
Albertson’s, Inc.
6.950% due 08/01/2009		300	310
Anadarko Petroleum Corp.
5.755% due 09/15/2009		200	201
El Paso Corp.
7.625% due 08/16/2007		500	506
General Electric Co.
5.380% due 12/09/2008		200	200
General Mills, Inc.
5.490% due 01/22/2010		100	100
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009		200	207
Hospira, Inc.
5.830% due 03/30/2010		200	201
JC Penney Corp., Inc.
7.375% due 08/15/2008		100	103
Northwest Pipeline Corp.
6.625% due 12/01/2007		1,372	1,382
Pemex Project Funding Master Trust
5.948% due 12/03/2012		700	706
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		100	112
Southern Natural Gas Co.
6.700% due 10/01/2007		500	505
Time Warner, Inc.
5.590% due 11/13/2009		900	902
Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008		1,100	1,103
Transocean, Inc.
5.548% due 09/05/2008		200	200
Xerox Corp.
9.750% due 01/15/2009		300	323

			7,061

Utilities 4.3%
America Movil S.A. de C.V.
5.448% due 06/27/2008		200	200
AT&T, Inc.
4.214% due 06/05/2007		300	301
5.460% due 02/05/2010		100	100
5.570% due 11/14/2008		100	100
CMS Energy Corp.
9.875% due 10/15/2007		1,300	1,334
Dominion Resources, Inc.
5.650% due 09/28/2007		900	901
Qwest Corp.
8.605% due 06/15/2013		700	767
Telecom Italia Capital S.A.
5.840% due 02/01/2011		100	100

			3,803

Total Corporate Bonds & Notes (Cost $31,515)			31,384

MUNICIPAL BONDS & NOTES 0.6%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003 5.000% due 06/01/2021		545	547

Total Municipal Bonds & Notes (Cost $542)			547

U.S. GOVERNMENT AGENCIES 5.0%
Fannie Mae
5.000% due 12/01/2017 - 09/01/2018		906	896
6.000% due 04/01/2016 - 11/01/2033		206	209
8.000% due 05/01/2030 - 09/01/2031		37	39
Federal Home Loan Bank
0.000% due 02/27/2012		500	471
Freddie Mac
5.500% due 08/15/2030		10	10
6.000% due 07/01/2016 - 04/01/2037		1,884	1,905
6.500% due 10/25/2043		498	511
Ginnie Mae
4.000% due 07/16/2027		57	56
5.375% due 02/20/2027		140	141
6.125% due 11/20/2029		130	131
8.000% due 04/15/2027 - 12/15/2029		57	61
8.500% due 04/20/2030		3	3

Total U.S. Government Agencies (Cost $4,507)			4,433

U.S. TREASURY OBLIGATIONS 13.0%
Treasury Inflation Protected Securities (c)(e)
3.625% due 01/15/2008		11,275	11,451

Total U.S. Treasury Obligations (Cost $11,481)			11,451

MORTGAGE-BACKED SECURITIES 8.4%
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036		157	157
Banc of America Funding Corp.
4.113% due 05/25/2035		461	453
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031		197	200
Bear Stearns Adjustable Rate Mortgage Trust
5.335% due 02/25/2033		136	137
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037		297	297
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021		223	223
Countrywide Alternative Loan Trust
5.500% due 01/25/2046		200	199
5.983% due 02/25/2036		430	432
6.000% due 10/25/2033		324	321
CS First Boston Mortgage Securities Corp.
5.629% due 05/25/2032		112	112
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047		286	286
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046		190	190
Harborview Mortgage Loan Trust
5.410% due 01/19/2038		351	352
5.510% due 01/19/2038		382	383
Impac CMB Trust
5.820% due 04/25/2034		120	121
6.080% due 10/25/2033		23	23
Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046		174	174
Merrill Lynch Floating Trust
5.390% due 06/15/2022		801	801
Morgan Stanley Capital I
5.380% due 10/15/2020		98	98
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		221	223
Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037		799	798
5.600% due 02/25/2036		162	162
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		188	188
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021		176	176
Washington Mutual, Inc.
6.433% due 12/25/2046		888	888

Total Mortgage-Backed Securities (Cost $7,421)			7,394

ASSET-BACKED SECURITIES 9.7%
American Express Credit Account Master Trust
5.430% due 11/16/2009		200	200
Argent Securities, Inc.
5.380% due 05/25/2036		356	356
Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037		392	392
Citigroup Mortgage Loan Trust, Inc.
5.380% due 01/25/2037		481	482
5.390% due 01/25/2036		313	313
5.430% due 08/25/2036		600	600
Countrywide Asset-Backed Certificates
5.370% due 07/25/2037		884	884
Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037		798	798
First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038		379	379
5.370% due 11/25/2036		264	264
HSBC Asset Loan Obligation
5.380% due 12/25/2036		885	885
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		92	93
Long Beach Mortgage Loan Trust
5.360% due 11/25/2036		594	594
5.400% due 02/25/2036		634	634
5.600% due 10/25/2034		33	33
Morgan Stanley ABS Capital I
5.360% due 10/25/2036		84	84
Option One Mortgage Loan Trust
5.370% due 01/25/2037		187	187
Residential Asset Securities Corp.
5.390% due 11/25/2036		263	263
Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036		288	288
Soundview Home Equity Loan Trust
5.400% due 01/25/2037		367	367
Structured Asset Securities Corp.
5.370% due 10/25/2036		247	248
5.420% due 07/25/2035		56	56
Wells Fargo Home Equity Trust
5.440% due 12/25/2035		200	200

Total Asset-Backed Securities (Cost $8,598)			8,600

SOVEREIGN ISSUES 0.6%
Korea Development Bank
5.640% due 11/22/2012		500	502

Total Sovereign Issues (Cost $500)			502

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	49,700	419

Total Foreign Currency-Denominated Issues (Cost $408)			419

		Shares
PREFERRED STOCKS 2.1%
DG Funding Trust
7.600% due 12/31/2049		173	1,826

Total Preferred Stocks (Cost $1,823)			1,826

		Principal Amount (000s )
SHORT-TERM INSTRUMENTS 25.6%
Certificates of Deposit 4.4%
BNP Paribas
5.262% due 07/03/2008		$800	800
5.262% due 05/28/2008		100	100
Calyon Financial, Inc.
5.340% due 01/16/2009		300	300
Fortis Bank NY
5.265% due 04/28/2008		400	401
Nordea Bank Finland PLC
5.308% due 05/28/2008		100	100
Royal Bank of Canada
5.267% due 06/30/2008		400	400
Skandinav Enskilda BK
5.300% due 02/04/2008		600	600
5.350% due 02/13/2009		100	100
Societe Generale NY
5.269% due 06/30/2008		700	700
5.270% due 03/25/2008		400	400

			3,901

Commercial Paper 8.8%
Cox Communications, Inc.
5.570% due 09/17/2007		300	300
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		800	790
IXIS Commercial Paper Corp.
5.240% due 06/13/2007		900	900
Natixis S.A.
5.400% due 04/02/2007		600	600
Time Warner, Inc.
5.360% due 04/12/2007		900	899
UBS Finance Delaware LLC
5.235% due 08/01/2007		4,300	4,267

			7,756

Repurchase Agreements 6.9%
State Street Bank and Trust Co.
4.900% due 04/02/2007		6,083	6,083
(Dated 03/30/2007. Collateralized by Freddie Mac 2.875% due 05/15/2007 valued at $6,207. Repurchase proceeds are $6,085.)

U.S. Treasury Bills 5.5%
5.010% due 05/31/2007 - 06/14/2007 (b)(e)		4,875	4,832

Total Short-Term Instruments (Cost $22,571)			22,572

Purchased Options (g) (Cost $132)		0.1%	133
Total Investments (d) (Cost $89,498)		101.1%	$89,261
Written Options (h) (Premiums $175)		(0.2%)	(173)
Other Assets and Liabilities (Net)		(0.9%)	(818)

Net Assets		100.0%	$88,270

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) As of March 31, 2007, portfolio securities with an aggregate value of $2,702 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(e) Securities with an aggregate market value of $15,787 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2008	1	$0
90-Day Euribor June Futures Put Options Strike @ EUR 96.125	Short	06/2007	36	(18)
90-Day Euribor March Futures	Long	03/2008	1	0
90-Day Eurodollar December Futures	Long	12/2007	28	7
90-Day Eurodollar December Futures	Long	12/2008	38	30
90-Day Eurodollar June Futures	Long	06/2008	180	30
90-Day Eurodollar March Futures	Long	03/2008	263	13
90-Day Eurodollar September Futures	Long	09/2007	58	(5)
90-Day Eurodollar September Futures	Long	09/2008	38	32
90-Day Euroyen December Futures	Long	12/2007	25	5
90-Day Euroyen September Futures	Long	09/2007	26	5
Euro-Bund 10-Year Note June Futures	Long	06/2007	3	(3)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	3	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 110.500	Long	06/2007	3	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	3	1
S&P 500 Index June Futures	Long	06/2007	226	1,066
U.S. Treasury 2-Year Note June Futures	Short	06/2007	11	1
U.S. Treasury 10-Year Note June Futures	Long	06/2007	14	6
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	156	149
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	7	(6)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	7	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	7	(9)

				$1,305

(f) Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%	03/20/2008	$200	$0
Barclays Bank PLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%	01/20/2012	1,000	1
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012	200	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%	03/20/2008	100	0
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	03/20/2008	400	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007	200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007	500	0
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008	100	0
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011	300	5
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	700	7
Goldman Sachs & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.200%	11/20/2007	300	0
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008	600	0
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%	06/20/2007	500	3
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	200	1
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	500	5
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%	04/20/2007	600	3
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	100	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	12/20/2008	100	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	200	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011	500	6
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%	11/20/2007	300	1
UBS Warburg AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007	300	0

						$32

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	300	$(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	200	2
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		200	2
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,000	17
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		2,600	7
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	0
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	1,800	(16)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		200	12
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		1,000	(21)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		300	(1)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	30,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		260,000	2
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		60,000	0
UBS Warburg AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		30,000	0
UBS Warburg AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		460,000	2
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$1,500	(1)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		400	0
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		600	(1)

							$3

Total Return Swaps

Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	Long	S&P 500 Index	1-Month USD-LIBOR plus 0.030%	05/15/2007	3	$146

(g) Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 June Futures	$800.000	06/14/2007	40	$1	$0
Put - CME S&P 500 June Futures	825.000	06/14/2007	150	5	0

				$6	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	400	$2	$0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		200	1	0
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		$5,000	14	13
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		9,200	51	49
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		6,000	14	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		8,900	44	64

								$126	$133

(h) Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$108.000	05/25/2007	8	$3	$6
Call - CME S&P 500 June Futures	1,440.000	06/14/2007	5	23	36
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	8	2	0
Put - CME S&P 500 June Futures	1,320.000	06/14/2007	5	23	13

				$51	$55

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	100	$2	$0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		100	2	0
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$1,000	12	10
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		4,000	49	44
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		1,000	11	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		4,000	48	58

								$124	$118

(i) Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	168	04/2007	$2	$0	$2
Buy	BRL	1,151	05/2007	30	0	30
Sell		1,151	05/2007	0	(2)	(2)
Buy		251	06/2007	8	0	8
Buy		362	10/2007	0	(1)	(1)
Buy		1,151	03/2008	0	0	0
Buy	CNY	192	09/2007	1	0	1
Buy		3,241	10/2007	9	0	9
Buy		914	11/2007	2	0	2
Sell		194	11/2007	0	0	0
Buy		1,818	01/2008	0	0	0
Buy	EUR	134	04/2007	0	0	0
Sell	GBP	117	04/2007	0	(1)	(1)
Sell	JPY	83,011	05/2007	0	(19)	(19)
Buy	KRW	412,743	04/2007	0	(2)	(2)
Sell		26,257	04/2007	0	0	0
Buy		146,360	05/2007	0	(1)	(1)
Buy	MXN	866	04/2007	0	(1)	(1)
Sell		866	04/2007	0	0	0
Buy		866	03/2008	0	0	0
Buy	NZD	46	04/2007	1	0	1
Buy	PLN	34	04/2007	0	0	0
Sell		34	04/2007	0	0	0
Buy		34	09/2007	0	0	0
Buy	RUB	1,156	11/2007	0	0	0
Buy		7,505	12/2007	3	0	3
Buy	SGD	720	04/2007	4	0	4
Sell		41	04/2007	0	0	0
Buy		261	07/2007	1	0	1
Buy	TWD	14,850	05/2007	0	0	0
Sell		959	05/2007	0	0	0

				$61	$(27)	$34

See Accompanying Notes

Schedule of Investments

StocksPLUS® Total Return Portfolio

March 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 24.4%
Banking & Finance 17.7%
American Express Centurion Bank
5.319% due 05/07/2008	$30	$30
Bank of America Corp.
5.360% due 06/19/2009	30	30
Bank of Ireland
5.400% due 12/18/2009	20	20
BNP Paribas
5.186% due 06/29/2049	30	29
Caterpillar Financial Services Corp.
5.420% due 05/18/2009	40	40
Citigroup, Inc.
5.388% due 12/26/2008	100	100
Ford Motor Credit Co.
7.250% due 10/25/2011	40	39
General Electric Capital Corp.
5.420% due 10/06/2010	20	20
5.430% due 08/15/2011	50	50
5.460% due 10/21/2010	20	20
Goldman Sachs Group, Inc.
5.440% due 06/23/2009	30	30
5.440% due 11/16/2009	10	10
5.625% due 01/15/2017	20	20
HSBC Finance Corp.
5.610% due 05/10/2010	40	40
JPMorgan Chase & Co.
5.370% due 06/26/2009	40	40
Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009	10	10
5.450% due 10/22/2008	30	30
Merrill Lynch & Co., Inc.
5.450% due 08/22/2008	30	30
Morgan Stanley
5.360% due 11/21/2008	40	40
RBS Capital Trust III
5.512% due 09/29/2049	20	20
Wachovia Corp.
5.410% due 10/28/2008	30	30
Wells Fargo & Co.
5.410% due 03/23/2010	30	30

		708

Industrials 4.7%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	30	30
DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	30	30
FedEx Corp.
5.440% due 08/08/2007	30	30
Home Depot, Inc.
5.475% due 12/16/2009	10	10
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	20	24
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	10	11
Time Warner, Inc.
5.875% due 11/15/2016	10	10
Transocean, Inc.
5.548% due 09/05/2008	10	10
Westfield Group
5.700% due 10/01/2016	30	30

		185

Utilities 2.0%
BellSouth Corp.
5.460% due 08/15/2008	30	30
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	10	10
TXU Electric Delivery Co.
5.725% due 09/16/2008	40	40

		80

Total Corporate Bonds & Notes (Cost $972)		973

U.S. GOVERNMENT AGENCIES 36.7%
Fannie Mae
4.442% due 06/01/2035	22	22
4.484% due 09/01/2035	20	19
4.618% due 09/01/2035	16	16
4.641% due 10/01/2035	11	11
4.661% due 12/01/2033	10	10
4.690% due 12/01/2033	5	5
4.835% due 06/01/2035	17	17
4.990% due 06/01/2035	15	15
5.500% due 08/01/2035 - 04/01/2037	1,303	1,291
Freddie Mac
4.389% due 09/01/2035	5	5
4.548% due 09/01/2035	15	15
4.712% due 08/01/2035	17	17
4.914% due 11/01/2034	15	15
5.000% due 12/15/2020	5	5
6.133% due 02/25/2045	5	5

Total U.S. Government Agencies (Cost $1,471)		1,468

MORTGAGE-BACKED SECURITIES 6.3%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	13	13
Countrywide Alternative Loan Trust
5.500% due 01/25/2046	30	30
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	26	26
Indymac Index Mortgage Loan Trust
5.174% due 01/25/2036	7	7
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	78	78
TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	35	35
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	28	28
Washington Mutual, Inc.
5.983% due 02/25/2046	28	28
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	9	9

Total Mortgage-Backed Securities (Cost $254)		254

ASSET-BACKED SECURITIES 8.2%
ACE Securities Corp.
5.370% due 12/25/2036	29	29
Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036	27	27
Capital One Auto Finance Trust
5.340% due 12/14/2007	13	13
Chase Credit Card Master Trust
5.430% due 02/15/2011	10	10
Citigroup Mortgage Loan Trust, Inc.
5.400% due 12/25/2035	28	28
Countrywide Asset-Backed Certificates
5.390% due 06/25/2037	38	38
FBR Securitization Trust
5.440% due 10/25/2035	0	0
Lehman XS Trust
5.390% due 05/25/2046	17	17
Long Beach Mortgage Loan Trust
5.400% due 02/25/2036	26	27
5.600% due 10/25/2034	4	4
Morgan Stanley ABS Capital I
5.370% due 10/25/2036	25	25
Nissan Auto Lease Trust
5.347% due 12/14/2007	15	15
Residential Asset Securities Corp.
5.390% due 11/25/2036	26	26
SACO I, Inc.
5.430% due 09/25/2035	0	0
SLM Student Loan Trust
5.330% due 07/25/2013	40	40
Specialty Underwriting & Residential Finance
5.365% due 11/25/2037	28	28

Total Asset-Backed Securities (Cost $327)		327

SHORT-TERM INSTRUMENTS 33.4%
Certificates of Deposit 4.8%
Barclays Bank PLC
5.281% due 03/17/2008	40	40
BNP Paribas
5.262% due 05/28/2008	30	30
Fortis Bank NY
5.265% due 06/30/2008	10	10
Nordea Bank Finland PLC
5.308% due 05/28/2008	30	30
Royal Bank of Canada
5.267% due 06/30/2008	20	20
Skandinav Enskilda BK
5.350% due 02/13/2009	10	10
Societe Generale NY
5.000% due 06/11/2007	30	30
5.269% due 06/30/2008	10	10
5.270% due 03/26/2008	10	10

		190

Commercial Paper 7.4%
CBA (de) Finance
5.235% due 06/15/2007	100	99
HBOS Treasury Services PLC
5.215% due 06/11/2007	100	99
UBS Finance Delaware LLC
5.235% due 08/01/2007	100	100

		298

Repurchase Agreements 9.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007	368	368
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $378. Repurchase proceeds are $368.)

U.S. Treasury Bills 12.0%
4.953% due 05/31/2007 - 06/14/2007 (a)(c)	$485	$480

Total Short-Term Instruments (Cost $1,336)		1,336

Purchased Options (e) (Cost $0)	0.0%	0
Total Investments (b) (Cost $4,360)	109.0%	$4,358
Other Assets and Liabilities (Net)	(9.0%)	(360)

Net Assets	100.0%	$3,998

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) As of March 31, 2007, portfolio securities with an aggregate value of $58 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(c) Securities with an aggregate market value of $480 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	13	$1
90-Day Eurodollar December Futures	Long	12/2008	4	3
90-Day Eurodollar June Futures	Long	06/2008	4	3
90-Day Eurodollar March Futures	Long	03/2008	8	4
90-Day Eurodollar September Futures	Long	09/2008	4	3
S&P 500 Emini Index June Futures	Long	06/2007	11	16
S&P 500 Index June Futures	Long	06/2007	9	40
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	3	(2)

				$68

(d) Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	$40	$0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	40	0
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%	02/20/2008	40	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	40	0

						$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008	JPY	20,000	$0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		40,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		10,000	0
Deutsche Bank AG	3-Month USD- LIBOR	Pay	5.000%	12/19/2008		$300	1
Deutsche Bank AG	3-Month USD- LIBOR	Pay	5.000%	06/20/2009		1,100	5
Royal Bank of Scotland Group PLC	3-Month USD- LIBOR	Pay	5.000%	12/19/2008		300	1

							$7

(e) Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.000	06/18/2007	16	$0	$0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	2	0	0
Put - CME 90-Day Eurodollar June Futures	91.500	06/18/2007	2	0	0
Put - CME S&P 500 June Futures	800.000	06/14/2007	2	0	0
Put - CME S&P 500 June Futures	825.000	06/14/2007	5	0	0

				$0	$0

(f) Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation	)	Net Unrealized Appreciation
Buy	AUD	7	04/2007	$0	$0		$0
Buy	BRL	51	05/2007	1	0		1
Sell		51	05/2007	0	0		0
Buy		16	06/2007	1	0		1
Buy		11	10/2007	0	0		0
Buy		51	03/2008	0	0		0
Buy	CNY	34	11/2007	0	0		0
Sell		7	11/2007	0	0		0
Buy	EUR	8	04/2007	0	0		0
Sell	GBP	4	04/2007	0	0		0
Sell	JPY	263	05/2007	0	0		0
Buy	KRW	375	04/2007	0	0		0
Sell		938	04/2007	0	0		0
Buy		4,538	05/2007	0	0		0
Sell		3,759	05/2007	0	0		0
Buy	MXN	32	04/2007	0	0		0
Sell		32	04/2007	0	0		0
Buy		32	03/2008	0	0		0
Buy	NZD	2	04/2007	0	0		0
Buy	PLN	1	04/2007	0	0		0
Sell		1	04/2007	0	0		0
Buy		1	09/2007	0	0		0
Buy	RUB	222	12/2007	0	0		0
Buy	SGD	3	04/2007	0	0		0
Sell		2	04/2007	0	0		0
Buy		12	07/2007	0	0		0
Buy	TWD	36	05/2007	0	0		0
Sell		33	05/2007	0	0		0

				$2	$0		$2

See Accompanying Notes

Schedule of Investments

Total Return Portfolio

March 31, 2007 (Unaudited)

		Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.1%
CSC Holdings, Inc.
7.110% due 02/24/2013		$2,438	$2,450
7.120% due 03/29/2013		142	142
Freeport-McMoRan Copper & Gold, Inc.
2.000% due 03/19/2014		1,000	1,004

Total Bank Loan Obligations (Cost $3,581)			3,596

CORPORATE BONDS & NOTES 21.2%
Banking & Finance 16.3%
AIG-Fp Matched Funding Corp.
5.350% due 06/16/2008		6,200	6,204
American Express Bank FSB
5.330% due 10/16/2008		8,100	8,099
5.380% due 10/20/2009		6,800	6,798
American Express Centurion Bank
5.319% due 05/07/2008		6,200	6,200
American Express Credit Corp.
5.380% due 11/09/2009		6,700	6,706
American International Group, Inc.
5.050% due 10/01/2015		1,300	1,274
5.370% due 06/16/2009		5,400	5,403
6.250% due 03/15/2037		2,100	2,051
Bank of America Corp.
5.370% due 11/06/2009		4,000	3,999
5.440% due 09/18/2009		6,100	6,106
Bank of America N.A.
5.350% due 12/18/2008		5,400	5,398
5.360% due 07/25/2008		11,200	11,204
5.360% due 02/27/2009		5,200	5,202
6.000% due 10/15/2036		2,400	2,411
Bear Stearns Cos., Inc.
5.440% due 03/30/2009		7,100	7,115
5.450% due 08/21/2009		9,100	9,110
5.660% due 01/30/2009		7,180	7,215
BNP Paribas
5.186% due 06/29/2049		15,600	14,964
C10 Capital SPV Ltd.
6.722% due 12/01/2049		4,300	4,249
CIT Group, Inc.
5.480% due 08/17/2009		7,100	7,108
5.500% due 12/19/2008		2,400	2,405
5.510% due 01/30/2009		13,700	13,724
5.640% due 07/28/2011		7,200	7,214
Citigroup Funding, Inc.
5.330% due 12/08/2008		2,000	2,001
Citigroup, Inc.
5.380% due 12/28/2009		5,300	5,301
5.388% due 12/26/2008		26,880	26,901
6.125% due 08/25/2036		15,000	15,288
DnB NORBank ASA
5.430% due 10/13/2009		5,700	5,703
Export-Import Bank of China
4.875% due 07/21/2015		900	877
Export-Import Bank of Korea
4.125% due 02/10/2009		140	137
General Electric Capital Corp.
5.390% due 10/26/2009		12,500	12,498
5.400% due 01/05/2009		11,000	11,008
5.420% due 10/06/2010		4,600	4,601
5.430% due 01/20/2010		5,400	5,412
5.430% due 08/15/2011		14,200	14,196
5.460% due 10/21/2010		14,360	14,394
GMAC LLC
6.000% due 12/15/2011		1,100	1,068
Goldman Sachs Group, Inc.
5.390% due 12/23/2008		1,600	1,600
5.400% due 03/30/2009		8,700	8,703
5.440% due 12/22/2008		4,800	4,807
5.440% due 06/23/2009		13,070	13,076
5.450% due 11/10/2008		7,100	7,110
5.460% due 07/29/2008		6,000	6,009
HBOS PLC
5.920% due 09/29/2049		1,100	1,080
HBOS Treasury Services PLC
5.400% due 07/17/2009		10,400	10,417
HSBC Bank USA N.A.
5.420% due 09/21/2007		14,500	14,509
5.480% due 06/10/2009		7,700	7,725
HSBC Finance Corp.
5.420% due 10/21/2009		4,500	4,502
5.485% due 09/15/2008		3,600	3,608
5.488% due 12/05/2008		5,900	5,915
HSBC Holdings PLC
6.500% due 05/02/2036		2,300	2,439
John Deere Capital Corp.
5.410% due 07/15/2008		6,400	6,405
JPMorgan Chase & Co.
5.370% due 06/26/2009		4,900	4,900
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		1,200	1,196
Lehman Brothers Holdings, Inc.
5.400% due 12/23/2008		800	800
5.440% due 04/03/2009		5,300	5,304
5.460% due 08/21/2009		11,900	11,907
5.460% due 11/16/2009		3,500	3,501
5.580% due 07/18/2011		4,800	4,811
5.610% due 11/10/2009		4,500	4,521
Merrill Lynch & Co., Inc.
5.380% due 12/22/2008		3,500	3,500
5.400% due 10/23/2008		7,500	7,501
5.428% due 12/04/2009		7,300	7,300
5.450% due 08/14/2009		6,200	6,203
5.560% due 07/25/2011		8,500	8,523
MetLife, Inc.
6.400% due 12/15/2036		1,700	1,665
Metropolitan Life Global Funding I
5.125% due 11/09/2011		8,200	8,210
Morgan Stanley
5.360% due 11/21/2008		4,900	4,900
5.450% due 01/15/2010		8,200	8,203
5.470% due 02/09/2009		14,600	14,619
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		700	716
National Australia Bank Ltd.
5.380% due 09/11/2009		5,300	5,307
Osiris Capital PLC
10.360% due 01/15/2010		3,100	3,117
Petroleum Export Ltd.
5.265% due 06/15/2011		860	845
Phoenix Quake Ltd.
7.810% due 07/03/2008		800	806
Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008		800	804
Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008		400	374
Premium Asset Trust
5.715% due 09/08/2007		100	100
Resona Bank Ltd.
5.850% due 09/29/2049		1,200	1,196
Royal Bank of Scotland Group PLC
5.410% due 07/21/2008		11,400	11,412
Santander U.S. Debt S.A. Unipersonal
5.408% due 11/20/2009		10,900	10,912
5.410% due 09/19/2008		6,900	6,913
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		4,100	4,128
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,200	1,194
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	324
USB Capital IX
6.189% due 04/15/2049		900	924
VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008		6,000	6,010
Wachovia Bank N.A.
5.320% due 10/03/2008 (b)		8,800	8,797
5.338% due 06/27/2008		6,300	6,307
5.390% due 03/23/2009		7,100	7,103
Wachovia Corp.
5.410% due 12/01/2009		4,400	4,406
Wells Fargo & Co.
5.455% due 09/15/2009		6,715	6,731
Westpac Banking Corp.
5.280% due 06/06/2008		4,000	4,000
World Savings Bank FSB
5.473% due 03/02/2009		7,900	7,925

			575,364

Industrials 2.8%
Anadarko Petroleum Corp.
5.755% due 09/15/2009		10,000	10,028
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		1,100	1,097
CODELCO, Inc.
6.150% due 10/24/2036		700	718
Comcast Corp.
5.660% due 07/14/2009		7,700	7,716
5.875% due 02/15/2018		1,700	1,708
6.450% due 03/15/2037		1,700	1,708
Cox Communications, Inc.
5.875% due 12/01/2016		1,100	1,110
DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009		2,900	2,907
5.810% due 08/03/2009		6,300	6,330
El Paso Corp.
6.750% due 05/15/2009		6,000	6,172
7.800% due 08/01/2031		1,500	1,665
7.875% due 06/15/2012		5,800	6,336
9.625% due 05/15/2012		800	934
Gaz Capital for Gazprom
6.212% due 11/22/2016		1,200	1,204
HJ Heinz Co.
6.428% due 12/01/2008		1,100	1,119
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		100	118
Peabody Energy Corp.
7.875% due 11/01/2026		2,700	2,916
Pemex Project Funding Master Trust
5.750% due 12/15/2015		2,300	2,307
8.000% due 11/15/2011		100	111
8.625% due 02/01/2022		1,200	1,497
9.500% due 09/15/2027		55	75
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009		6,000	6,742
Transocean, Inc.
5.548% due 09/05/2008		6,200	6,209
United Airlines, Inc.
6.071% due 03/01/2013		3,942	3,969
8.030% due 07/01/2011 (a)		465	524
Vale Overseas Ltd.
6.250% due 01/23/2017		1,300	1,331
6.875% due 11/21/2036		1,300	1,349
Viacom, Inc.
5.750% due 04/30/2011		1,000	1,015
Wal-Mart Stores, Inc.
5.250% due 06/16/2008		14,200	14,195
Williams Cos., Inc.
6.375% due 10/01/2010		7,000	7,131

			100,241

Utilities 2.1%
AT&T, Inc.
4.214% due 06/05/2007		8,600	8,622
5.460% due 02/05/2010		3,600	3,605
5.570% due 11/14/2008		4,200	4,215
BellSouth Corp.
5.460% due 08/15/2008		10,200	10,209
Entergy Gulf States, Inc.
5.700% due 06/01/2015		8,300	8,182
6.000% due 12/01/2012		6,500	6,508
Korea Electric Power Corp.
5.125% due 04/23/2034		90	89
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		657	676
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		2,600	2,492
Sprint Nextel Corp.
6.000% due 12/01/2016		1,100	1,085
TPSA Finance BV
7.750% due 12/10/2008		120	124
TXU Energy Co. LLC
5.850% due 09/16/2008		12,200	12,204
Verizon Communications, Inc.
5.400% due 04/03/2009 (b)		14,500	14,500

			72,511

Total Corporate Bonds & Notes (Cost $744,600)			748,116

MUNICIPAL BONDS & NOTES 0.3%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017		3,700	3,988
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033		2,900	3,206
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,185	1,185
New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
6.290% due 06/15/2023		850	941

Total Municipal Bonds & Notes (Cost $8,290)			9,320

U.S. GOVERNMENT AGENCIES 45.5%
Fannie Mae
4.000% due 10/01/2018		429	407
4.500% due 02/01/2035 - 04/01/2035		1,190	1,120
4.673% due 05/25/2035		1,300	1,289
4.709% due 04/01/2035		3,350	3,321
4.743% due 04/01/2035		4,264	4,227
5.000% due 01/01/2018 - 05/01/2037		319,937	310,738
5.380% due 12/25/2036		4,031	4,028
5.500% due 04/01/2014 - 05/01/2036		821,645	814,644
5.630% due 10/01/2032		1,653	1,671
5.631% due 11/01/2035		318	321
5.670% due 03/25/2044		6,679	6,688
6.000% due 04/01/2016 - 05/01/2037		343,647	346,244
6.133% due 06/01/2043 - 07/01/2044		9,157	9,280
6.197% due 09/01/2034		2,649	2,682
6.333% due 09/01/2040		70	71
6.351% due 12/01/2036		2,683	2,718
6.500% due 06/01/2029 - 04/01/2032		377	388
7.000% due 04/25/2023 - 06/01/2032		3,708	3,821
7.197% due 09/01/2039		107	108
7.273% due 11/01/2025		2	2
Federal Housing Administration
7.430% due 01/25/2023		53	53
Freddie Mac
4.500% due 04/01/2018 - 10/01/2018		2,403	2,333
5.000% due 04/01/2018 - 09/01/2035		8,874	8,710
5.500% due 04/01/2033 - 04/01/2037		37,943	37,555
5.620% due 05/15/2036		5,100	5,126
5.770% due 11/15/2030		34	34
5.820% due 09/15/2030		32	32
6.000% due 07/01/2016 - 04/01/2037		20,426	20,632
6.133% due 02/25/2045		1,010	1,014
6.500% due 03/01/2013 - 03/01/2034		1,003	1,030
7.000% due 06/15/2023		2,008	2,070
7.101% due 07/01/2027		2	2
7.188% due 07/01/2030		2	2
7.412% due 01/01/2028		3	3
7.500% due 07/15/2030 - 03/01/2032		281	292
8.500% due 08/01/2024		16	17
Ginnie Mae
4.750% due 02/20/2032		951	954
5.375% due 04/20/2026 - 05/20/2030		129	130
5.500% due 07/20/2030 - 09/15/2033		599	597
5.720% due 06/20/2030		2	2
5.820% due 09/20/2030		27	27
6.000% due 04/01/2037		4,000	4,052
6.125% due 10/20/2029 - 11/20/2029		301	305
6.500% due 03/15/2031 - 04/15/2032		271	279
Small Business Administration
5.130% due 09/01/2023		77	77
6.030% due 02/01/2012		5,429	5,582
6.290% due 01/01/2021		199	207
6.344% due 08/01/2011		746	772
7.449% due 08/01/2010		10	10
7.500% due 04/01/2017		1,190	1,245
8.017% due 02/10/2010		92	98

Total U.S. Government Agencies (Cost $1,620,746)			1,607,010

U.S. TREASURY OBLIGATIONS 1.4%
Treasury Inflation Protected Securities (d)
2.000% due 01/15/2026		13,746	13,069
2.375% due 01/15/2025		13,851	13,945
3.625% due 04/15/2028		2,503	3,047
U.S. Treasury Bonds
4.750% due 02/15/2037		7,200	7,090
6.000% due 02/15/2026		5,500	6,218
6.625% due 02/15/2027		6,500	7,886

Total U.S. Treasury Obligations (Cost $51,950)			51,255

MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		3,836	3,787
Banc of America Commercial Mortgage, Inc.
4.128% due 07/10/2042		395	387
4.875% due 06/10/2039		590	587
Banc of America Funding Corp.
4.113% due 05/25/2035		5,144	5,060
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031		1,457	1,481
6.500% due 09/25/2033		544	550
Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035		20,048	19,864
4.776% due 01/25/2034		3,075	3,066
5.052% due 04/25/2033		1,418	1,429
5.335% due 02/25/2033		373	376
5.624% due 02/25/2033		304	303
6.301% due 11/25/2030		11	10
Bear Stearns Alt-A Trust
5.393% due 05/25/2035		7,410	7,424
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021		6,526	6,530
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		1,824	1,804
Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		6,750	6,829
Countrywide Alternative Loan Trust
4.673% due 08/25/2034		193	191
5.500% due 05/25/2047		5,900	5,892
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		2,129	2,121
5.590% due 05/25/2034		642	642
CS First Boston Mortgage Securities Corp.
5.829% due 06/25/2032		113	113
First Nationwide Trust
6.750% due 08/21/2031		46	46
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046		7,608	7,614
5.400% due 01/25/2047		7,068	7,071
Greenwich Capital Commercial Funding Corp.
5.317% due 06/10/2036		915	919
GS Mortgage Securities Corp. II
5.396% due 08/10/2038		905	910
GSR Mortgage Loan Trust
4.539% due 09/25/2035		22,639	22,417
Harborview Mortgage Loan Trust
5.410% due 01/19/2038		13,876	13,896
5.510% due 01/19/2038		15,091	15,113
5.540% due 05/19/2035		1,784	1,788
Impac CMB Trust
5.820% due 04/25/2034		903	903
Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037		5,432	5,437
Indymac ARM Trust
6.798% due 01/25/2032		8	8
Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046		5,397	5,399
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021		2,940	2,942
Merrill Lynch Mortgage Trust
4.353% due 02/12/2042		515	507
Morgan Stanley Capital I
4.050% due 01/13/2041		530	517
5.380% due 10/15/2020		4,821	4,821
Prime Mortgage Trust
5.720% due 02/25/2019		262	262
5.720% due 02/25/2034		1,189	1,193
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		1,448	1,460
Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032		219	219
Structured Asset Securities Corp.
6.037% due 02/25/2032		26	26
6.150% due 07/25/2032		47	47
Thornburg Mortgage Securities Trust
5.430% due 12/25/2036		6,384	6,383
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021		21,957	21,970
Washington Mutual, Inc.
5.111% due 10/25/2032		346	345
5.610% due 10/25/2045		1,947	1,951
6.183% due 11/25/2042		1,559	1,567
6.383% due 08/25/2042		3,791	3,805
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		8,559	8,503

Total Mortgage-Backed Securities (Cost $206,864)			206,485

ASSET-BACKED SECURITIES 6.6%
ACE Securities Corp.
5.370% due 12/25/2036		2,649	2,650
Amortizing Residential Collateral Trust
5.590% due 06/25/2032		391	392
Argent Securities, Inc.
5.370% due 09/25/2036		3,001	3,002
Asset-Backed Funding Certificates
5.380% due 11/25/2036		6,605	6,609
5.380% due 01/25/2037		5,554	5,557
Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036		3,128	3,129
Capital One Auto Finance Trust
5.340% due 12/14/2007		2,389	2,390
Carrington Mortgage Loan Trust
5.470% due 09/25/2035		1,717	1,719
Chase Credit Card Master Trust
5.430% due 02/15/2011		9,900	9,925
CitiFinancial Mortgage Securities, Inc.
3.221% due 10/25/2033		3	3
Countrywide Asset-Backed Certificates
5.370% due 01/25/2037		9,486	9,492
5.370% due 05/25/2037		9,720	9,745
5.370% due 12/25/2046		3,178	3,180
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036		5,085	5,088
DaimlerChrysler Auto Trust
5.250% due 05/08/2009		9,090	9,096
5.329% due 12/08/2007		2,121	2,122
EMC Mortgage Loan Trust
5.690% due 05/25/2040		709	711
First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036		9,246	9,251
Fremont Home Loan Trust
5.380% due 01/25/2037		4,991	4,989
5.390% due 02/25/2037		4,000	4,002
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008		15,047	15,055
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		3,788	3,790
Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037		4,788	4,788
JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036		3,009	3,011
Lehman XS Trust
5.390% due 05/25/2046		2,954	2,955
Long Beach Mortgage Loan Trust
5.600% due 10/25/2034		1,105	1,107
MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036		6,977	6,982
Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036		11,851	11,851
Morgan Stanley ABS Capital I
5.360% due 10/25/2036		3,367	3,369
5.370% due 10/25/2036		3,042	3,044
Nelnet Student Loan Trust
5.146% due 09/25/2012		5,260	5,257
5.410% due 12/22/2016		8,200	8,206
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036		6,345	6,350
Nissan Auto Lease Trust
5.347% due 12/14/2007		1,754	1,755
Park Place Securities, Inc.
5.632% due 10/25/2034		6,878	6,887
Residential Asset Mortgage Products, Inc.
4.003% due 01/25/2030		4	4
4.230% due 05/25/2029		46	46
4.450% due 07/25/2028		595	592
Residential Asset Securities Corp.
5.360% due 08/25/2036		3,843	3,845
5.390% due 11/25/2036		7,715	7,720
Saxon Asset Securities Trust
5.380% due 11/25/2036		3,833	3,836
SBI HELOC Trust
5.490% due 08/25/2036		4,844	4,844
Soundview Home Equity Loan Trust
5.420% due 10/25/2036		10,290	10,297
Structured Asset Securities Corp.
4.370% due 10/25/2034		383	380
5.370% due 10/25/2036		8,244	8,248
5.420% due 07/25/2035		1,968	1,970
5.610% due 01/25/2033		73	73
Wells Fargo Home Equity Trust
5.370% due 01/25/2037		5,000	5,003
5.440% due 12/25/2035		7,333	7,338

Total Asset-Backed Securities (Cost $231,554)			231,655

SOVEREIGN ISSUES 0.8%
China Development Bank
5.000% due 10/15/2015		900	885
Korea Development Bank
5.490% due 04/03/2010 (b)		25,000	25,014
Panama Government International Bond
8.875% due 09/30/2027		2,200	2,814
South Africa Government International Bond
9.125% due 05/19/2009		500	539

Total Sovereign Issues (Cost $28,645)			29,252

FOREIGN CURRENCY-DENOMINATED ISSUES 0.2%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,100	534
United Kingdom Gilt
4.750% due 06/07/2010	GBP	2,700	5,221
4.750% due 09/07/2015		1,000	1,932

Total Foreign Currency-Denominated Issues (Cost $7,468)			7,687

		Shares
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049		1,239	13,075

Total Preferred Stocks (Cost $13,055)			13,075

		Principal Amount (000s)
SHORT-TERM INSTRUMENTS 31.8%
Certificates of Deposit 6.7%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$13,600	13,605
Barclays Bank PLC
5.281% due 03/17/2008		28,400	28,404
BNP Paribas
5.262% due 05/28/2008		5,200	5,202
5.262% due 07/03/2008		13,100	13,095
Calyon Financial, Inc.
5.340% due 01/16/2009		9,900	9,900
Dexia S.A.
5.270% due 09/29/2008		34,500	34,510
Fortis Bank NY
5.265% due 04/28/2008		14,100	14,118
5.265% due 06/30/2008		5,100	5,102
Nordea Bank Finland PLC
5.267% due 03/31/2008		4,800	4,800
5.308% due 05/28/2008		5,000	5,003
Royal Bank of Canada
5.267% due 06/30/2008		17,100	17,118
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		12,600	12,600
5.265% due 03/26/2008		10,300	10,299
Skandinav Enskilda BK
5.340% due 08/21/2008		14,500	14,504
5.350% due 02/13/2009		8,300	8,305
Societe Generale NY
5.258% due 06/11/2007		5,200	5,200
5.265% due 06/20/2007		22,900	22,900
5.268% due 03/28/2008		4,200	4,202
5.269% due 06/30/2008		1,100	1,100
5.270% due 03/26/2008		8,100	8,100

			238,067

Commercial Paper 24.2%
ASB Finance Ltd.
5.240% due 06/20/2007		21,500	21,359
Bank of Ireland
5.235% due 06/14/2007		92,288	91,805
Calyon N.A. LLC
5.235% due 07/09/2007		90,800	90,219
Cox Communications, Inc.
5.619% due 09/17/2007		3,500	3,500
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		23,500	23,214
Danske Corp.
5.210% due 06/11/2007		99,600	98,543
DnB NORBank ASA
5.220% due 07/11/2007		6,200	6,132
Federal Home Loan Bank
5.000% due 04/02/2007		138,000	138,000
Fortis Funding LLC
5.250% due 07/09/2007		83,300	83,203
ING U.S. Funding LLC
5.230% due 06/22/2007		63,400	62,939
Rabobank USA Financial Corp.
5.390% due 06/06/2007		66,700	66,700
UBS Finance Delaware LLC
5.145% due 08/01/2007		1,700	1,670
5.185% due 08/01/2007		94,100	94,100
5.205% due 08/01/2007		3,900	3,838
5.225% due 08/01/2007		4,600	4,558
Viacom, Inc.
5.594% due 05/29/2007		4,500	4,500
Westpac Trust Securities NZ Ltd.
5.220% due 06/06/2007		60,000	59,669

			853,949

Tri-Party Repurchase Agreements 0.1%
State Street Bank and Trust Co.
4.900% due 04/02/2007		5,166	5,166
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 5.250% due 04/15/2016 valued at $5,270. Repurchase proceeds are $5,168.)

U.S. Treasury Bills 0.8%
4.949% due 05/31/2007 - 06/14/2007 (c)(e)(g)		$27,970	$27,663

Total Short-Term Instruments (Cost $1,124,780)			1,124,845

Purchased Options (i) (Cost $13,655)		0.4%	15,042
Total Investments (f) (Cost $4,055,188)		114.5%	$4,047,338
Written Options (j) (Premiums $13,433)		(0.4%)	(15,530)
Other Assets and Liabilities (Net)		(14.1%)	(497,192)

Net Assets		100.0%	$3,534,616

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-issued security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Securities with an aggregate market value of $4,946 have been pledged as collateral for swap and swaption contracts on March 31, 2007.

(f) As of March 31, 2007, portfolio securities with an aggregate value of $42,489 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(g) Securities with an aggregate market value of $21,975 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation )
90-Day Euribor December Futures	Long	12/2007	444	$(137)
90-Day Euribor December Futures	Long	12/2008	174	(35)
90-Day Euribor June Futures	Long	06/2008	1,010	(325)
90-Day Euribor March Futures	Long	03/2008	514	(313)
90-Day Euribor September Futures	Long	09/2008	171	(44)
90-Day Eurodollar December Futures	Long	12/2007	9,294	460
90-Day Eurodollar December Futures	Long	12/2008	1,714	1,348
90-Day Eurodollar June Futures	Long	06/2008	3,667	1,093
90-Day Eurodollar March Futures	Long	03/2008	8,169	1,370
90-Day Eurodollar September Futures	Long	09/2007	1,948	(896)
90-Day Eurodollar September Futures	Long	09/2008	1,318	1,132
90-Day Euroyen December Futures	Long	12/2007	872	181
90-Day Euroyen September Futures	Long	09/2007	639	139
Euro-Bund 10-Year Note June Futures	Long	06/2007	326	(281)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	238	39
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	446	85
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	299	40
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	983	34
U.S. Treasury 2-Year Note June Futures	Short	06/2007	405	43
U.S. Treasury 10-Year Note June Futures	Long	06/2007	150	63
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	502	875
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	430	(466)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	36	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	362	(75)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	422	(186)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	243	(308)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	115	(114)

				$3,721

(h) Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	$20,000	$90
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	200	2
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007	2,100	17
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	2,300	(2)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%	02/20/2017	400	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,200	36
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	2,500	1
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%)	12/20/2016	44,000	120
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	1,800	20
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	400	5
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	17,200	(2)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	1,000	0
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	1,200	25
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	1,200	4
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	4,200	(4)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	2,200	0
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	5,000	21
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%	07/20/2011	600	18
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	3,100	65
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007	1,300	3
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	3,000	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	11,000	2
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,500	12

						$433

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Portfolio will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	9,300	$(39)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	5,900	63
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		14,200	127
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	2,100	(54)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		3,700	(77)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	31
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,200	208
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		9,600	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		2,400	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		8,400	9
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		15,000	288
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		1,800	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		1,500	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,900	45
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	24,100	26
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		13,600	(41)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		21,000	61
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,900	113
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		3,200	398
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		2,800	(11)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		14,400	11
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		28,500	(129)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		53,900	(860)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		5,500	498
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		17,500	(753)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,200	91
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		12,700	(45)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		10,000	1,007
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	1,270,000	(3)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		9,500,000	59
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,050,000	10
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		4,400,000	126
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		4,791,000	233
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		1,170,000	8
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		1,490,000	95
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		1,726,000	176
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		700,000	8
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		480,000	26
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		530,000	57
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		1,200,000	122
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		22,300,000	84
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,230,000	9
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		25,110,000	94
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		3,240,000	113
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		850,000	79
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	12,100	19
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$145,400	69
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		8,400	(82)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		64,200	(63)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		9,000	(67)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		62,100	177
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		9,000	(113)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		230,400	590
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		409,000	1,847
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		4,100	(152)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		30,600	225
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		200	(1)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		5,800	52
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		19,100	(16)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		230,400	559
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		68,700	443
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		60,000	(2,224)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		73,800	(69)

							$3,457

(i) Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.000	06/18/2007	1,328	$12	$0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,855	18	0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	400	4	0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	1,774	17	0

				$51	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	26,000	$120	$3
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		84,000	480	11
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		58,000	323	33
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		56,000	271	7
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		GBP 12,700	59	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		8,400	48	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.058%	06/15/2007		19,000	86	1
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$192,000	710	533
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		76,000	309	203
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		39,000	172	138
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		100,000	287	250
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		89,000	199	52
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		236,900	1,254	1,274
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		143,000	629	914
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		138,000	662	1,514
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		66,000	273	108
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		150,000	390	83
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		383,000	2,014	2,682
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.370%	07/02/2007		296,000	1,141	2,621
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		144,000	326	169
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		240,000	306	385
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		109,000	439	537
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		222,600	1,104	1,599
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		243,900	1,476	1,311
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		26,000	96	166

								$13,174	$14,594

Foreign Currency Options

Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$3,000	$130	$156
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	3,000	131	114
Call - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	2,000	91	95
Put - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	2,000	78	83

					$430	$448

(j)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$108.000	05/25/2007	404	$160	$322
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	237	55	93
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	119	29	20
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	168	15	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	700	165	22
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	119	31	35

				$455	$495

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR 10,000	$120	$24
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	36,000	493	85
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007	25,000	322	133
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	24,000	271	57
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP 3,600	58	1
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	2,400	48	0
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	5,000	79	1
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	$83,000	681	589
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	33,000	290	206
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	22,000	274	223
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007	15,000	204	74
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	102,000	1,202	1,119
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	62,000	631	1,033
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007	60,000	663	1,643
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	34,000	367	204
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	28,400	297	202
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	167,000	2,018	3,080
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	07/02/2007	97,100	1,119	2,582
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	46,000	307	287
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	24,000	278	142
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	13,000	148	107
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	47,000	433	503
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	97,000	1,164	1,395
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	106,500	1,417	1,168
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007	11,000	94	177

							$12,978	$15,035

(k) Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value	(2)
Fannie Mae	5.500%	04/01/2037	$156,000	$154,332	$154,391
U.S. Treasury Notes	4.625%	02/15/2017	11,300	11,415	11,359

				$165,747	$165,750

(2)	Market value includes $78 of interest payable on short sales.

(l) Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation/ (Depreciation )
Buy	AUD	5,772	04/2007	$53	$0	$53
Buy	BRL	46,677	05/2007	1,211	0	1,211
Sell		46,677	05/2007	0	(15)	(15)
Buy		12,983	06/2007	414	0	414
Buy		9,429	10/2007	0	(24)	(24)
Buy		46,677	03/2008	0	(27)	(27)
Buy	CAD	549	04/2007	7	0	7
Buy	CLP	615,000	05/2007	0	(29)	(29)
Buy		94,183	06/2007	0	(4)	(4)
Buy	CNY	3,842	09/2007	12	0	12
Buy		49,610	11/2007	79	0	79
Sell		7,604	11/2007	1	0	1
Buy		23,778	01/2008	1	(1)	0
Buy	EUR	3,253	04/2007	2	0	2
Sell		15,924	04/2007	0	(10)	(10)
Sell	GBP	10,470	04/2007	0	(131)	(131)
Buy	INR	1,010	05/2007	0	0	0
Buy		34,136	06/2007	10	0	10
Sell	JPY	2,119,698	05/2007	22	(285)	(263)
Buy	KRW	372,989	04/2007	0	(1)	(1)
Sell		1,041,840	04/2007	3	0	3
Buy		5,880,258	05/2007	0	(24)	(24)
Sell		4,722,932	05/2007	1	(1)	0
Buy		914,700	06/2007	3	0	3
Buy	MXN	52,464	04/2007	6	(50)	(44)
Sell		52,464	04/2007	10	0	10
Buy		52,464	03/2008	0	(10)	(10)
Buy	NZD	1,690	04/2007	19	0	19
Buy	PLN	4,165	04/2007	43	0	43
Sell		4,165	04/2007	0	(4)	(4)
Buy		4,165	09/2007	4	0	4
Buy	RUB	4,911	09/2007	2	0	2
Buy		90,414	11/2007	43	0	43
Buy		235,816	12/2007	82	0	82
Buy	SGD	3,380	04/2007	21	0	21
Sell		1,628	04/2007	0	(4)	(4)
Buy		10,019	07/2007	56	0	56
Buy		860	09/2007	6	0	6
Buy	TWD	50,084	05/2007	0	(1)	(1)
Sell		37,149	05/2007	0	(1)	(1)
Buy	ZAR	148	05/2007	1	0	1
Buy		964	06/2007	0	(3)	(3)

				$2,112	$(625)	$1,487

See Accompanying Notes

Schedule of Investments

Total Return Portfolio II

March 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 11.8%
Banking & Finance 8.6%
American Honda Finance Corp.
5.350% due 08/05/2008	$30	$30
ASIF Global Financing XXVIII
5.400% due 05/03/2007	40	40
Caterpillar Financial Services Corp.
5.420% due 05/18/2009	40	40
General Electric Capital Corp.
5.430% due 08/15/2011	100	100
Goldman Sachs Group, Inc.
5.440% due 12/22/2008	40	40
5.625% due 01/15/2017	20	20
HSBC Finance Corp.
5.610% due 05/10/2010	10	10
5.640% due 11/16/2009	30	30
Wells Fargo & Co.
5.380% due 03/10/2008	40	40

		350

Industrials 1.0%
DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	40	40

Utilities 2.2%
AT&T, Inc.
5.460% due 02/05/2010	30	30
TXU Electric Delivery Co.
5.725% due 09/16/2008	40	40
Verizon Communications, Inc.
5.400% due 04/03/2009 (a)	20	20

		90

Total Corporate Bonds & Notes (Cost $480)		480

MUNICIPAL BONDS & NOTES 0.7%
New York State Environmental Facilities Corporations Revenue Bonds, Series 2002
6.290% due 06/15/2023	25	28

Total Municipal Bonds & Notes (Cost $25)		28

U.S. GOVERNMENT AGENCIES 16.8%
Fannie Mae
5.000% due 04/25/2033	65	64
6.000% due 07/01/2016 - 03/01/2017	71	72
6.197% due 09/01/2034	28	28
6.351% due 12/01/2036	30	30
Freddie Mac
4.250% due 09/15/2024	28	27
4.500% due 10/15/2022	174	173
5.500% due 08/15/2030	1	1
6.000% due 09/01/2016	9	9
7.101% due 07/01/2027	2	2
7.412% due 01/01/2028	3	2
Ginnie Mae
5.820% due 09/20/2030	3	3
Small Business Administration
4.750% due 07/01/2025	276	270

Total U.S. Government Agencies (Cost $692)		681

MORTGAGE-BACKED SECURITIES 16.6%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	51	50
Banc of America Funding Corp.
4.113% due 05/25/2035	77	75
Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	20	20
6.500% due 09/25/2033	4	4
Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	30	30
5.052% due 04/25/2033	15	16
Bear Stearns Alt-A Trust
5.393% due 05/25/2035	57	58
Countrywide Alternative Loan Trust
5.983% due 02/25/2036	29	29
Countrywide Home Loan Mortgage Pass-Through Trust
5.610% due 04/25/2035	42	42
CS First Boston Mortgage Securities Corp.
5.829% due 06/25/2032	1	1
7.395% due 06/25/2032	2	2
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 03/25/2037	39	39
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	2
Impac CMB Trust
5.720% due 07/25/2033	30	30
Indymac Index Mortgage Loan Trust
5.420% due 01/25/2037	81	81
MLCC Mortgage Investors, Inc.
6.990% due 01/25/2029	20	20
Morgan Stanley Capital I
5.380% due 10/15/2020	30	30
Prime Mortgage Trust
5.720% due 02/25/2034	24	24
Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	35	35
5.650% due 09/19/2032	1	1
Structured Asset Securities Corp.
6.150% due 07/25/2032	1	1
Washington Mutual, Inc.
5.642% due 02/27/2034	19	19
5.983% due 02/25/2046	28	28
6.383% due 08/25/2042	39	39

Total Mortgage-Backed Securities (Cost $677)		676

ASSET-BACKED SECURITIES 15.4%
Accredited Mortgage Loan Trust
5.440% due 04/25/2036	40	40
American Express Credit Account Master Trust
5.320% due 01/18/2011	40	40
Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037	29	29
Chase Credit Card Master Trust
5.430% due 07/15/2010	40	40
Citigroup Mortgage Loan Trust, Inc.
5.360% due 12/25/2036	30	30
Countrywide Asset-Backed Certificates
5.510% due 06/25/2036	30	30
Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037	35	36
DaimlerChrysler Auto Trust
5.329% due 12/08/2007	90	90
First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038	28	28
5.370% due 11/25/2036	35	35
Fremont Home Loan Trust
5.420% due 05/25/2036	30	30
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	35	35
HSBC Asset Loan Obligation
5.380% due 12/25/2036	39	39
MASTR Asset-Backed Securities Trust
5.360% due 08/25/2036	23	23
5.370% due 01/25/2037	29	30
MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	40	40
Morgan Stanley ABS Capital I
5.360% due 01/25/2037	29	29

Total Asset-Backed Securities (Cost $624)		624

	Shares
PREFERRED STOCKS 6.5%
Banking & Finance 6.5%
DG Funding Trust
7.600% due 12/31/2049	25	264

Total Preferred Stocks (Cost $265)		264

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 33.7%
Commercial Paper 4.9%
Federal Home Loan Bank
5.000% due 04/02/2007	$200	200

Repurchase Agreements 25.8%
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007	900	900
(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.500% due 11/30/2011 valued at $927. Repurchase proceeds are $900.)
State Street Bank and Trust Co.
4.900% due 04/02/2007	148	148
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $151. Repurchase proceeds are $148.)

		1,048

U.S. Treasury Bills 3.0%
4.953% due 06/14/2007 (b)(d)	120	119

Total Short-Term Instruments (Cost $1,367)		1,367

Purchased Options (f) (Cost $51)	1.7%	67
Total Investments (c) (Cost $4,181)	103.2%	$4,187
Written Options (g) (Premiums $52)	(1.7%)	$(70)
Other Assets and Liabilities (Net)	(1.5%)	(58)

Net Assets	100.0%	$4,059

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-issued security.

(b) Coupon represents a weighted average rate.

(c) As of March 31, 2007, portfolio securities with an aggregate value of $107 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

(d) Securities with an aggregate market value of $119 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	8	$6
90-Day Eurodollar June Futures	Long	06/2008	8	6
90-Day Eurodollar March Futures	Long	03/2008	9	5
90-Day Eurodollar September Futures	Long	09/2008	8	6
U.S. Treasury 10-Year Note June Futures	Long	06/2007	2	1
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	2	(3)

				$21

(e) Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.150%	06/20/2007	$200	$2

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	$800	$(1)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	300	1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	1,200	5
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	100	(4)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	300	1
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	200	(4)

						$(2)

(f) Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.250	06/18/2007	90	$1	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007	$2,000	$7	$5
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	3,300	18	18
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	2,000	9	13
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	1,000	5	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.370%	07/02/2007	2,700	11	24

							$50	$67

(g) Written options outstanding on March 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	$1,000	$8	$7
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	2,000	24	22
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	1,000	10	17
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	07/02/2007	900	10	24

							$52	$70

See Accompanying Notes

Supplementary Notes to Schedule of Investments

March 31, 2007 (Unaudited)

1. Basis for Consolidation of the PIMCO CommodityRealReturn Strategy Portfolio

The PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CRRS Portfolio in order to effect certain investments for the CRRS Portfolio consistent with the CRRS Portfolio’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Portfolio and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of March 31, 2007, net assets of the CRRS Portfolio were approximately $215 million, of which approximately $17 million, or roughly 8%, represented the CRRS Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

2. Federal Income Tax Matters

At March 31, 2007, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

All Asset Portfolio	$15,630	$(800)	$14,830
CommodityRealReturn Strategy Portfolio	8,594	(791)	7,803
Emerging Markets Bond Portfolio	8,237	(190)	8,047
Foreign Bond Portfolio (U.S. Dollar-Hedged)	1,928	(668)	1,260
Global Bond Portfolio (Unhedged)	3,766	(1,021)	2,745
High Yield Portfolio	15,007	(2,046)	12,961
Long-Term U.S. Government Portfolio	583	(388)	195
Low Duration Portfolio	1,434	(1,115)	319
Money Market Portfolio	0	0	0
Real Return Portfolio	2,271	(4,651)	(2,380)
RealEstateRealReturn Strategy Portfolio	1	(25)	(24)
Short-Term Portfolio	30	(20)	10
Small Cap StocksPLUS® TR Portfolio	0	(3)	(3)
StocksPLUS® Growth and Income Portfolio	145	(382)	(237)
StocksPLUS® Total Return Portfolio	5	(7)	(2)
Total Return II Portfolio	21	(15)	6
Total Return Portfolio	10,127	(17,977)	(7,850)

3. Non-U.S. Currency Symbols utilized throughout reports are defined as follows:

Non-U.S. Currency symbols utilized throughout the reports are defined as follows:

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazil Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	SKK	Slovakia Koruna
HKD	Hong Kong Dollar	TRY	Turkish Lira
IDR	Indonesian Rupiah	TWD	Taiwan Dollar
ILS	Israeli Shekel	USD	US Dollar
INR	Indian Rupee	ZAR	South African Rand

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	May 29, 2007

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 29, 2007